As filed with the U.S. Securities and Exchange Commission on April 25, 2022
Registration No. 033-88082

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM S-6
POST-EFFECTIVE AMENDMENT NO. 34
TO THE REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

New England Variable Life Separate Account
(Exact Name of Trust)
New England Life Insurance Company
(Name of Depositor)
125 High Street, Suite 732
Boston, Massachusetts 02110
(980) 365-7100
(Address of Depositor's Principal Executive Offices)
New England Life Insurance Company
c/o C T Corporation System
155 Federal Street, Suite 700
Boston, Massachusetts 02110
(617) 757-6400
(Name and Address of Agent for Service)
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 20005
Approximate Date of Public Offering: On April 29, 2022 or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☒ on April 29, 2022 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1) of Rule 485.
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of Interest in Flexible Premium Adjustable Variable Life Insurance Policies.

This Registration Statement incorporates by reference the Prospectuses and Supplements dated April 30, 2021, May 1, 2020, April 29, 2019, April 30, 2018, May 1, 2017, May 1, 2016, May 1, 2015, April 28, 2014, April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009, April 28, 2008, April 30, 2007, May 1, 2006, May 1, 2005, May 1, 2004, September 18, 2003, May 1, 2003, May 1, 2002, May 1, 2001, May 1, 2000, October 25, 1999 and April 30, 1999 for the Zenith Flexible Life Policy, each as filed in Post-Effective Amendment No. 33 filed April 28, 2021, Post-Effective Amendment No. 32 filed April 23, 2020, Post-Effective Amendment No. 31 filed April 25, 2019, Post-Effective Amendment No. 30 filed April 25, 2018, Post-Effective Amendment No. 29 filed April 28, 2017, Post-Effective Amendment No. 28 filed April 28, 2016, Post-Effective Amendment No. 27 filed April 28, 2015, Post-Effective Amendment No. 26 filed April 22, 2014, Post-Effective Amendment No. 25 filed April 23, 2013, Post-Effective Amendment No. 24 filed April 26, 2012, Post-Effective Amendment No. 23 filed on April 25, 2011, Post-Effective Amendment No. 22 filed on April 26, 2010, Post-Effective Amendment No. 21 filed on April 23, 2009, Post-Effective Amendment 20 filed on April 23, 2008, Post-Effective Amendment No. 19 filed on April 20, 2007, Post-Effective Amendment No. 18 filed on April 27, 2006, Post-Effective Amendment No. 17 filed on April 29, 2005, Post-Effective Amendment No. 16 filed on April 30, 2004, Post-Effective Amendment No. 15 filed on September 18, 2003, Post-Effective Amendment No. 14 filed on April 30, 2003, Post-Effective Amendment No. 13 filed on April 29, 2002, Post-Effective Amendment No. 12 filed on April 26, 2001, Post-Effective Amendment No. 8 filed on April 27, 2000, filing pursuant to Rule 497 on October 25, 1999, Post-Effective Amendment No. 6 filed on April 27, 1999, respectively, to the Registration Statement on Form S-6 (File No. 033-88082).

NEW ENGLAND LIFE
INSURANCE COMPANY
Zenith Flexible Life
Supplement Dated April 29, 2022 to
Prospectuses Dated April 30, 1999, October 25, 1999, May 1, 2000 and May 1, 2001
This supplement updates, and to the extent inconsistent therewith, replaces certain information contained in the prospectuses for the above-referenced flexible premium adjustable variable life insurance Policies, as periodically and annually supplemented. You should read and retain this supplement. We will send you an additional copy of the last full prospectus for your Policy as supplemented, without charge, on request. The Policies are no longer available for sale.
New England Life Insurance Company (“NELICO”) was organized as a stock life insurance company in Delaware in 1980 and is currently subject to the laws of the Commonwealth of Massachusetts. NELICO is authorized to operate in all 50 states and the District of Columbia. NELICO is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. NELICO is located at 125 High Street, Suite 732, Boston, Massachusetts 02110.
Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these Policies or determined if this supplement is accurate or complete. Any representation to the contrary is a criminal offense.
The U.S. Securities and Exchange Commission maintains a web site that contains material incorporated by reference, and other information regarding registrants that file electronically with the U.S. Securities and Exchange Commission. The address of the site is http://www.sec.gov.
The Eligible Fund prospectuses may be obtained by calling 1-800-388-4000.
We do not guarantee how any of the Sub-Accounts or Eligible Funds will perform. The Policies and the Eligible Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
INTRODUCTION TO THE POLICIES
Receipt of Communications and Payments at NELICO’s Designated Office
We will treat your request for a Policy transaction, or your submission of a payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Designated Office before the close of regular trading on the New York Stock Exchange on that day (usually 4:00 p.m. Eastern Time). If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request by the close of regular trading on the New York Stock Exchange—even if due to our delay (such as a delay in answering your telephone call).
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including Sub-Account recommendations).

The Designated Office for various Policy transactions is as follows:
Premium Payments	New England Life Insurance Company P.O. Box 371499 Pittsburgh, PA 15250-7499
Payment Inquiries and Correspondence	New England Life Insurance Company P.O. Box 323 Warwick, RI 02887-0323
Beneficiary and Ownership Changes	New England Life Insurance Company P.O. Box 392 Warwick, RI 02887-0392
Surrenders, Loans, Withdrawals and Sub-Account Transfers	New England Life Insurance Company P.O. Box 543 Warwick, RI 02887-0543
Death Claims	New England Life Insurance Company P.O. Box 353 Warwick, RI 02887-0353
Sub-Account Transfers by Telephone	(800) 200-2214
All Other Telephone Transactions and Inquiries	(800) 388-4000
You may request an account transfer or reallocation of future premiums by written request (which may be telecopied) to our Designated Office, by telephoning us, or over the Internet (subject to our restrictions on frequent transfers). To request a transfer or reallocation by telephone, you should contact your financial representative or contact us at (800) 200-2214. To request a transfer or reallocation over the Internet, you may log on to our website at www.brighthousefinancial.com. We use reasonable procedures to confirm that instructions communicated by telephone, facsimile or Internet are genuine. Any telephone, facsimile or Internet instructions that we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Policy, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.
Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider’s, your financial representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Designated Office.
If you send your premiums or transaction requests to an address other than the one we have designated for receipt of such premiums or requests, we may return the premium to you, or there may be a delay in applying the premium or transaction to your Policy.
Cybersecurity and Certain Business Continuity Risks
Our variable life insurance business is largely conducted through complex digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable life insurance policies).  For example, many routine operations, such as processing Policy Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”).  Despite these protocols, a cyber-attack could have a material, negative impact on the NELICO and the Variable Account, as well as individual Policy Owners and their
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Policies.  Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority.
Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems.  Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular, if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event.  Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of policy transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Policy Owner or business information; or impede order processing or cause other operational issues.
Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Eligible Funds invest, and it is possible the Eligible Funds underlying your Policy could lose value.  There can be no assurance that we or our service providers or the Eligible Funds will avoid losses affecting your Policy due to cyber-attacks, disruptions or failures in the future.  Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Eligible Funds invest.
COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. At this time, it continues to not be possible to estimate (i) the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19, or (ii) the efficacy or utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and the economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Eligible Funds in which the Variable Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Policy. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Policy, such as making premium payments, transfers, or withdrawals, based on your individual circumstances.
CHARGES AND EXPENSES
Annual Eligible Fund Operating Expenses
The table below titled “Minimum and Maximum Total Annual Eligible Fund Operating Expenses” describes the Eligible Fund fees and expenses that a Policy Owner may pay periodically during the time that he or she owns the Policy. This table
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shows the minimum and maximum total operating expenses charged by the Eligible Funds for the fiscal year ended December 31, 2021, before any fee waivers and expense reimbursements. Expenses of the Eligible Funds may be higher or lower in the future.
More detail concerning each Eligible Fund’s fees and expenses is contained in the prospectus for each Eligible Fund and in the table below titled “Eligible Fund Fees and Expenses”. This table describes the annual operating expenses for each Eligible Fund for the year ended December 31, 2021 before and after any applicable fee waivers and expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future.
Mortality and Expense Risk Charge. We deduct a charge for the mortality and expense risks that we assume. We are currently waiving 0.08% of the Mortality and Expense Risk Charge for the Sub-Account investing in the Brighthouse/Wellington Large Cap Research Portfolio, an amount equal to the Eligible Fund expenses that are in excess of 0.88% for the Sub-Account investing in the MFS® Research International Portfolio and 0.62% for the Sub-Account investing in the Invesco Global Equity Portfolio.
Charges Deducted from the Eligible Funds. The following charges are deducted from the Eligible Fund assets:
—	Daily charges against the Eligible Funds for investment advisory services and fund operating expenses.
Minimum and Maximum Total Annual Eligible Fund Operating Expenses
	Minimum	Maximum
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	0.96%
Eligible Fund Fees and Expenses as of December 31, 2021
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.
Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	0.65%	0.25%	0.05%	—	0.95%	0.05%	0.90%
American Funds Growth Fund	0.31%	0.25%	0.04%	—	0.60%	—	0.60%
American Funds Growth-Income Fund	0.25%	0.25%	0.04%	—	0.54%	—	0.54%
American Funds The Bond Fund of America	0.35%	0.25%	0.04%	—	0.64%	0.19%	0.45%
Brighthouse Funds Trust I — Class A
Brighthouse Asset Allocation 100 Portfolio	0.07%	—	0.01%	0.64%	0.72%	—	0.72%
Brighthouse/Wellington Large Cap Research Portfolio	0.55%	—	0.02%	—	0.57%	0.04%	0.53%
CBRE Global Real Estate Portfolio	0.61%	—	0.05%	—	0.66%	0.04%	0.62%
Harris Oakmark International Portfolio	0.77%	—	0.04%	—	0.81%	0.05%	0.76%
Invesco Global Equity Portfolio	0.66%	—	0.04%	—	0.70%	0.13%	0.57%
Invesco Small Cap Growth Portfolio	0.85%	—	0.03%	—	0.88%	0.08%	0.80%
Loomis Sayles Growth Portfolio	0.55%	—	0.01%	—	0.56%	—	0.56%
MFS® Research International Portfolio	0.69%	—	0.05%	—	0.74%	0.10%	0.64%
Morgan Stanley Discovery Portfolio	0.63%	—	0.03%	—	0.66%	0.04%	0.62%
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Eligible Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
PIMCO Inflation Protected Bond Portfolio	0.48%	—	0.05%	—	0.53%	—	0.53%
PIMCO Total Return Portfolio	0.48%	—	0.02%	—	0.50%	0.03%	0.47%
SSGA Growth and Income ETF Portfolio	0.31%	—	0.01%	0.19%	0.51%	—	0.51%
SSGA Growth ETF Portfolio	0.32%	—	0.02%	0.20%	0.54%	—	0.54%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	—	0.03%	—	0.78%	0.08%	0.70%
Victory Sycamore Mid Cap Value Portfolio	0.65%	—	0.03%	—	0.68%	0.09%	0.59%
Brighthouse Funds Trust II — Class A
Baillie Gifford International Stock Portfolio	0.79%	—	0.05%	—	0.84%	0.13%	0.71%
BlackRock Bond Income Portfolio	0.33%	—	0.04%	—	0.37%	—	0.37%
BlackRock Capital Appreciation Portfolio	0.69%	—	0.02%	—	0.71%	0.09%	0.62%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	—	0.03%	—	0.38%	0.02%	0.36%
Brighthouse Asset Allocation 20 Portfolio	0.10%	—	0.03%	0.50%	0.63%	0.03%	0.60%
Brighthouse Asset Allocation 40 Portfolio	0.06%	—	—	0.54%	0.60%	—	0.60%
Brighthouse Asset Allocation 60 Portfolio	0.05%	—	—	0.58%	0.63%	—	0.63%
Brighthouse Asset Allocation 80 Portfolio	0.05%	—	0.01%	0.61%	0.67%	—	0.67%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	—	0.03%	—	0.85%	0.10%	0.75%
Brighthouse/Wellington Balanced Portfolio	0.45%	—	0.06%	—	0.51%	—	0.51%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio	0.70%	—	0.03%	—	0.73%	0.03%	0.70%
Jennison Growth Portfolio	0.59%	—	0.02%	—	0.61%	0.08%	0.53%
Loomis Sayles Small Cap Core Portfolio	0.90%	—	0.06%	—	0.96%	0.09%	0.87%
Loomis Sayles Small Cap Growth Portfolio	0.90%	—	0.06%	—	0.96%	0.10%	0.86%
MetLife Aggregate Bond Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife Mid Cap Stock Index Portfolio	0.25%	—	0.04%	—	0.29%	—	0.29%
MetLife MSCI EAFE® Index Portfolio	0.30%	—	0.07%	0.01%	0.38%	—	0.38%
MetLife Russell 2000® Index Portfolio	0.25%	—	0.05%	—	0.30%	—	0.30%
MetLife Stock Index Portfolio	0.25%	—	0.02%	—	0.27%	0.01%	0.26%
MFS® Total Return Portfolio	0.56%	—	0.06%	—	0.62%	0.03%	0.59%
MFS® Value Portfolio	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio	0.81%	—	0.03%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Growth Portfolio	0.60%	—	0.02%	—	0.62%	0.05%	0.57%
T. Rowe Price Small Cap Growth Portfolio	0.47%	—	0.02%	—	0.49%	—	0.49%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
Fidelity ® Variable Insurance Products — Initial Class
Equity-Income Portfolio	0.42%	—	0.09%	—	0.51%	—	0.51%
The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until
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April 29, 2023. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds’ prospectuses for additional information regarding these arrangements.
Certain Eligible Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Fidelity® Variable Insurance Products and the American Funds Insurance Series® are not affiliated with NELICO.
THE VARIABLE ACCOUNT
Investments of the Variable Account
Each Sub-Account of the Variable Account invests in a corresponding Eligible Fund. Each Eligible Fund is part of an open-end management investment company, more commonly known as a mutual fund, that serves as an investment vehicle for variable life insurance and variable annuity separate accounts of various insurance companies. The mutual funds that offer the Eligible Funds are the American Funds Insurance Series, Brighthouse Funds Trust I, Brighthouse Funds Trust II and the Variable Insurance Products Fund. Each of these mutual funds has an investment adviser responsible for overall management of the fund. Some investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for the Eligible Funds.
The adviser, sub-adviser and investment objective of each Eligible Fund are as follows:
Eligible Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds The Bond Fund of America	Seeks as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
Brighthouse Funds Trust I — Class A
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Large Cap Research Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
CBRE Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
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Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
SSGA Growth and Income ETF Portfolio	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II — Class A
Baillie Gifford International Stock Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
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Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Asset Allocation 60 Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Wellington Balanced Portfolio	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
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Eligible Fund	Investment Objective	Investment Adviser/Subadviser
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Western Asset Management U.S. Government Portfolio	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity ® Variable Insurance Products — Initial Class
Equity-Income Portfolio	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Changes Affecting the Eligible Funds
An Eligible Fund was subject to a name change. The chart below identifies the former name and new name of this Eligible Fund.
Eligible Fund Name Change. The following former Eligible Fund was renamed.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio	CBRE Global Real Estate Portfolio

For more information regarding the Eligible Funds and their investment advisers and sub-advisers, see the Eligible Fund prospectuses and their Statements of Additional Information, which you can obtain by calling 1-800-388-4000.
The Eligible Funds’ investment objectives may not be met. The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or sub-adviser. The investment results of the Eligible Funds may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund.
Share Classes of the Eligible Funds
The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Policy. When you consult the prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is
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available through the Policy. For the American Funds Insurance Series, we offer Class 2 shares only; for Brighthouse Funds Trust I and Brighthouse Funds Trust II, we offer Class A shares only; and for Fidelity Variable Insurance Products, we offer Initial Class shares only.
Certain Payments We Receive with Regard to the Eligible Funds
An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company’s role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Policy Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See “Fee Table—Eligible Funds Fees and Expenses” for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the adviser to the subadvisers.)
Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund’s 12b-1 Plan, if any, is described in more detail in the Eligible Fund’s prospectus. (See “Fee Table—Eligible Fund Fees and Expenses” and “Distribution of the Policies.”) Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund’s 12b-1 Plan decrease the Eligible Fund’s investment return.
OTHER POLICY FEATURES
Increase in Face Amount
The Policy provides that, after the first Policy year, you may increase the face amount. Currently, we administer requests for increases in face amount by issuing a new Policy with a face amount equal to the requested increase in face amount (an “Increase Policy”). Under Increase Policies: (1) we generally waive the monthly Policy Fee; (2) we usually base the monthly Administrative Charge on the Policy year of the initial Policy; (3) the minimum required face amount for an increase Policy is $10,000; and (4) you may reduce the face amount of an Increase Policy to below $10,000. Otherwise, an Increase Policy is generally subject to the same terms and conditions as the Policy you purchased. For policies issued in New York, a face increase or Increase Policy is not available during the grace period.
Transfer Option
Restrictions on Frequent Transfers. Frequent requests from Policy Owners to transfer cash value may dilute the value of an Eligible Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible
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Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds that are listed below (the “Monitored Portfolios”), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all other American Funds Insurance Series portfolios (“American Funds portfolios”) as Monitored Portfolios.
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
CBRE Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more “round-trips” involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within seven calendar days or a transfer out followed by a transfer in within seven calendar days, in either case subject to certain other criteria. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire Policy and will require future transfer requests to or from any Eligible Fund under that Policy to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, and, if applicable, any rebalancing program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
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The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Eligible Fund.
In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner). You should read the Eligible Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular underlying Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
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TAX CONSIDERATIONS
Introduction
The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. The summary does not address state, local or foreign tax issues related to the Policy. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations.
Tax Status of the Policy
In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code of 1986, as amended (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we anticipate that the Policies will satisfy the applicable requirements. There is additional uncertainty however, with respect to Policies issued on a substandard risk or automatic issue basis and Policies with term riders added, and it is not clear whether such Policies will in all cases satisfy the applicable requirements. We may take appropriate steps to bring the Policy into compliance with applicable requirements, and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable on the death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Code, as in effect on the date the Policy was issued.
In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of the Variable Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Variable Account assets.
In addition, the Code requires that the investments of the Variable Account be “adequately diversified” in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Eligible Funds, will satisfy these diversification requirements. If Eligible Fund shares are sold directly to either non-qualified plans or to tax-qualified retirement plans that later lose their tax-qualified status, there may be adverse consequences under the diversification rules.
The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.
Tax Treatment of Policy Benefits
In General—Death Benefits.    The death benefit under a Policy should generally be excludible from the gross income of the beneficiary for Federal income tax purposes.
In the case of employer-owned life insurance as defined in section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for Policy proceeds paid to an employee’s heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel.
The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.
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Federal, state and local transfer, and other tax consequences of ownership or receipt of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted on these circumstances.
Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy Cash Value until there is a distribution or a deemed distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a Modified Endowment Contract (“MEC”).
Modified Endowment Contracts.     Under the Code, certain life insurance contracts are classified as MECs with less favorable income tax treatment than other life insurance contracts. Due to the Policy’s flexibility with respect to premium payments and benefits, each Policy’s circumstances will determine whether the Policy is a MEC. In general a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test”. A Policy will fail the 7-pay test if at any time in the first seven Policy years, or seven years after a material change, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.
If there is a reduction in the benefits under the Policy during a 7-pay testing period, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a “material change” in the Policy’s benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit or the receipt of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the most recent 7-pay testing period. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.
Distributions Other Than Death Benefits from Modified Endowment Contracts.    Policies classified as MECs are subject to the following tax rules:
(1)   All distributions other than death benefits, including distributions upon surrender and withdrawals, from a MEC will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner’s investment in the Policy only after all gain has been distributed.
(2)  Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.
(3)   A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1⁄2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner’s beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person, such as a corporation.
If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.
Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.
Distributions other than death benefits from a Policy that is not classified as a MEC are generally treated first as a non-taxable recovery of the Policy Owner’s investment in the Policy and only after the recovery of all investment in the Policy as gain taxable as ordinary income. However, distributions during the first 15 Policy years accompanied by a reduction in Policy benefits, including distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.
Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences are less clear and a tax adviser should be consulted when the interest rate charged for a Policy loan equals the interest rate credited on the amount we hold as collateral for the loan.
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Finally, neither distributions from nor loans from or secured by a Policy that is not a MEC are subject to the 10 percent additional income tax.
Investment in the Policy.    Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.
Policy Loans.    In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. A loan may also be taxed when a Policy is exchanged. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.
Multiple Policies.    All MECs that are issued by NELICO (or its affiliates) to the same Policy Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Policy Owner’s income when a taxable distribution occurs.
Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.    Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner’s country of citizenship or residence.
Withholding.    To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Recipients may be required to pay penalties under the estimated tax rules if withholding and estimated tax payments are insufficient.
Estate, Gift and Generation-Skipping Transfer Taxes.    The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner’s estate for purposes of the Federal estate tax if the Policy Owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or if the insured made a gift transfer of the Policy within three years of death. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner’s estate upon the Policy Owner’s death.
Moreover, under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.
Qualified tax advisers should be consulted concerning the estate, gift and other tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes. In 2022, federal tax law provides for a $12,060,000 gift, estate and generation-skipping transfer tax exemption, which will be indexed for inflation in subsequent years. Current law provides that this exemption amount may sunset for tax years after December 31, 2025 and a lower exemption amount may be applicable unless the law is changed.
The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Other Tax Considerations.     The tax consequences of continuing the Policy beyond the insured’s 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured’s 100th year.
Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.
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If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. Providing excessive life insurance coverage in a retirement plan will have adverse tax consequences. The inclusion of riders, such as waiver of premium riders, may also have adverse tax consequences. Therefore, it is important to discuss with your tax adviser the suitability of the Policy, including the suitability of coverage amounts and Policy riders, before any purchase by a retirement plan. Any proposed distribution or sale of a Policy by a retirement plan will also need to be discussed with a tax adviser. The current cost of insurance for the net amount at risk is treated as a “current fringe benefit” and must be included annually in the plan participant’s gross income. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant’s beneficiary, then the excess of the death benefit over the Cash Value is not income taxable. However, the Cash Value will generally be taxable to the extent it exceeds the participant’s cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 (“ERISA”). You should consult a qualified adviser regarding ERISA.
Department of Labor (“DOL”) regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from the Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.
Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of section 101(j) of the Code may limit the amount of the death benefit excludable from gross income unless a specified exception applies and the notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.
Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity’s interest deduction under Code section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of the Policy, the Policy could be treated as held by the business for purposes of the section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of the Policy, or before a business (other than a sole proprietorship) is made a beneficiary of the Policy.
Transfer of Issued Life Insurance Policies to Third Parties.     If you transfer the Policy to a third party, including the sale of the Policy to a life settlement company, such transfer may be taxable. As noted above, the death benefit will also be taxable in the case of a transfer for value unless certain exceptions apply. We may be required to report certain information to the IRS, as required under Code section 6050Y and applicable tax regulations. You should consult with a qualified tax adviser for additional information prior to transferring the Policy.
Guidance on Split Dollar Plans.    The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your Policy is part of an equity split-dollar arrangement taxed under the economic benefit regime, there is a risk that some portion of the Policy Cash Value may be taxed prior to any Policy distribution. If your split-dollar plan provides deferred compensation, specific tax rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences.
In addition, the Sarbanes-Oxley Act of 2002, which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.
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Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.
Life Insurance Purchases by Residents of Puerto Rico.    In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States Federal income tax.
Possible Tax Law Changes.    Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.
NELICO’s Income Taxes
Tax Credits and Deductions.    NELICO may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Policy Owners since NELICO is the owner of the assets from which the tax benefits are derived.
Other Tax Considerations.    Under current Federal income tax law, NELICO is not taxed on the Variable Account’s operations. Thus, currently we do not deduct a charge from the Variable Account for Federal income taxes. We reserve the right to charge the Variable Account for any future Federal income taxes we may incur.
Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.
RESTRICTIONS ON FINANCIAL TRANSACTIONS
Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of New England Variable Life Separate Account included in this Prospectus Supplement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are included in reliance upon the report of such firm given their authority as experts in accounting and auditing.
INDEPENDENT AUDITOR
The statutory-basis financial statements of New England Life Insurance Company included in this Prospectus Supplement have been audited by Deloitte & Touche LLP, independent auditor, as stated in their report. Such financial statements are included in reliance upon the report of such firm given their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Variable Account and the statutory-basis financial statements of NELICO are included herein.
The statutory-basis financial statements of NELICO should be considered only as bearing upon the ability of NELICO to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.
17
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
New England Variable Life Separate Account
and Board of Directors of
New England Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of New England Variable Life Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2021, the related statements of operations and changes in net assets for each of the three years in the period then ended, the financial highlights in Note 7 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2021, and the results of their operations and changes in their net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2021, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 30, 2022

We have served as the Separate Account's auditor since 1996.

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NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021

	American Funds® Global Small Capitalization Sub-Account	American Funds® Growth Sub-Account	American Funds® Growth-Income Sub-Account	American Funds® The Bond Fund of America Sub-Account
Assets:
Investments at fair value	$72,166,812	$402,241,673	$195,006,953	$12,528,743
Due from New England Life Insurance Company	—	—	—	130
Total Assets	72,166,812	402,241,673	195,006,953	12,528,873
Liabilities:
Accrued fees	8	—	8	73
Due to New England Life Insurance Company	7,761	17,351	993	—
Total Liabilities	7,769	17,351	1,001	73
Net Assets	$72,159,043	$402,224,322	$195,005,952	$12,528,800

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2021

	BHFTI Brighthouse Asset Allocation 100 Sub-Account	BHFTI Brighthouse/ Wellington Large Cap Research Sub-Account	BHFTI CBRE Global Real Estate Sub-Account	BHFTI Harris Oakmark International Sub-Account	BHFTI Invesco Global Equity Sub-Account
Assets:
Investments at fair value	$633,340,120	$7,096,650	$20,821,089	$45,420,777	$15,193,422
Due from New England Life Insurance Company	3,550	50	—	1,030	56
Total Assets	633,343,670	7,096,700	20,821,089	45,421,807	15,193,478
Liabilities:
Accrued fees	—	54	49	10	37
Due to New England Life Insurance Company	—	—	2,701	—	—
Total Liabilities	—	54	2,750	10	37
Net Assets	$633,343,670	$7,096,646	$20,818,339	$45,421,797	$15,193,441

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Small Cap Growth Sub-Account	BHFTI Loomis Sayles Growth Sub-Account	BHFTI MFS® Research International Sub-Account	BHFTI Morgan Stanley Discovery Sub-Account	BHFTI PIMCO Inflation Protected Bond Sub-Account
Assets:
Investments at fair value	$11,654,777	$48,496,692	$99,345,826	$57,554,325	$9,937,489
Due from New England Life Insurance Company	371	—	—	—	—
Total Assets	11,655,148	48,496,692	99,345,826	57,554,325	9,937,489
Liabilities:
Accrued fees	78	43	—	32	70
Due to New England Life Insurance Company	—	767	6,879	2,752	9,739
Total Liabilities	78	810	6,879	2,784	9,809
Net Assets	$11,655,070	$48,495,882	$99,338,947	$57,551,541	$9,927,680

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2021

	BHFTI PIMCO Total Return Sub-Account	BHFTI SSGA Growth and Income ETF Sub-Account	BHFTI SSGA Growth ETF Sub-Account	BHFTI T. Rowe Price Mid Cap Growth Sub-Account	BHFTI Victory Sycamore Mid Cap Value Sub-Account
Assets:
Investments at fair value	$52,223,583	$7,859,303	$10,634,576	$55,192,387	$33,594,321
Due from New England Life Insurance Company	972	—	25	1,755	—
Total Assets	52,224,555	7,859,303	10,634,601	55,194,142	33,594,321
Liabilities:
Accrued fees	33	68	79	8	45
Due to New England Life Insurance Company	—	19	—	—	192
Total Liabilities	33	87	79	8	237
Net Assets	$52,224,522	$7,859,216	$10,634,522	$55,194,134	$33,594,084

The accompanying notes are an integral part of these financial statements.

	BHFTII Baillie Gifford International Stock Sub-Account	BHFTII BlackRock Bond Income Sub-Account	BHFTII BlackRock Capital Appreciation Sub-Account	BHFTII BlackRock Ultra- Short Term Bond Sub-Account	BHFTII Brighthouse Asset Allocation 20 Sub-Account
Assets:
Investments at fair value	$30,852,217	$139,242,959	$343,573,635	$31,459,780	$4,641,317
Due from New England Life Insurance Company	111	12,698	—	—	5
Total Assets	30,852,328	139,255,657	343,573,635	31,459,780	4,641,322
Liabilities:
Accrued fees	13	17	—	38	70
Due to New England Life Insurance Company	—	—	14,418	1,234	—
Total Liabilities	13	17	14,418	1,272	70
Net Assets	$30,852,315	$139,255,640	$343,559,217	$31,458,508	$4,641,252

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2021

	BHFTII Brighthouse Asset Allocation 40 Sub-Account	BHFTII Brighthouse Asset Allocation 60 Sub-Account	BHFTII Brighthouse Asset Allocation 80 Sub-Account	BHFTII Brighthouse/ Artisan Mid Cap Value Sub-Account	BHFTII Brighthouse/ Wellington Balanced Sub-Account
Assets:
Investments at fair value	$8,542,399	$54,719,267	$80,386,865	$128,376,834	$13,755,618
Due from New England Life Insurance Company	7	—	—	—	3,943
Total Assets	8,542,406	54,719,267	80,386,865	128,376,834	13,759,561
Liabilities:
Accrued fees	32	43	28	19	59
Due to New England Life Insurance Company	—	2,138	224	44,329	—
Total Liabilities	32	2,181	252	44,348	59
Net Assets	$8,542,374	$54,717,086	$80,386,613	$128,332,486	$13,759,502

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Wellington Core Equity Opportunities Sub-Account	BHFTII Frontier Mid Cap Growth Sub-Account	BHFTII Jennison Growth Sub-Account	BHFTII Loomis Sayles Small Cap Core Sub-Account	BHFTII Loomis Sayles Small Cap Growth Sub-Account
Assets:
Investments at fair value	$369,505,765	$5,528,110	$30,680,118	$172,700,773	$15,176,259
Due from New England Life Insurance Company	—	434	2,812	1,354	146
Total Assets	369,505,765	5,528,544	30,682,930	172,702,127	15,176,405
Liabilities:
Accrued fees	—	56	73	—	41
Due to New England Life Insurance Company	3,209	—	—	—	—
Total Liabilities	3,209	56	73	—	41
Net Assets	$369,502,556	$5,528,488	$30,682,857	$172,702,127	$15,176,364

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2021

	BHFTII MetLife Aggregate Bond Index Sub-Account	BHFTII MetLife Mid Cap Stock Index Sub-Account	BHFTII MetLife MSCI EAFE® Index Sub-Account	BHFTII MetLife Russell 2000® Index Sub-Account	BHFTII MetLife Stock Index Sub-Account
Assets:
Investments at fair value	$157,231,960	$32,580,886	$15,348,836	$33,157,248	$278,761,410
Due from New England Life Insurance Company	—	—	—	—	11,116
Total Assets	157,231,960	32,580,886	15,348,836	33,157,248	278,772,526
Liabilities:
Accrued fees	33	39	44	32	—
Due to New England Life Insurance Company	761	1,086	80	1,062	—
Total Liabilities	794	1,125	124	1,094	—
Net Assets	$157,231,166	$32,579,761	$15,348,712	$33,156,154	$278,772,526

The accompanying notes are an integral part of these financial statements.

	BHFTII MFS® Total Return Sub-Account	BHFTII MFS® Value Sub-Account	BHFTII Neuberger Berman Genesis Sub-Account	BHFTII T. Rowe Price Large Cap Growth Sub-Account	BHFTII T. Rowe Price Small Cap Growth Sub-Account
Assets:
Investments at fair value	$93,284,411	$109,276,076	$75,895,915	$55,366,892	$18,735,885
Due from New England Life Insurance Company	13,681	—	1,359	—	25
Total Assets	93,298,092	109,276,076	75,897,274	55,366,892	18,735,910
Liabilities:
Accrued fees	—	—	17	23	53
Due to New England Life Insurance Company	—	3,262	—	19,413	—
Total Liabilities	—	3,262	17	19,436	53
Net Assets	$93,298,092	$109,272,814	$75,897,257	$55,347,456	$18,735,857

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
December 31, 2021

	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	BHFTII Western Asset Management U.S. Government Sub-Account	Fidelity® VIP Equity-Income Sub-Account
Assets:
Investments at fair value	$47,869,973	$10,474,153	$132,885,386
Due from New England Life Insurance Company	1,131	3,802	8,072
Total Assets	47,871,104	10,477,955	132,893,458
Liabilities:
Accrued fees	16	64	—
Due to New England Life Insurance Company	—	—	—
Total Liabilities	16	64	—
Net Assets	$47,871,088	$10,477,891	$132,893,458

The accompanying notes are an integral part of these financial statements.

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NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the years ended December 31, 2021, 2020 and 2019

	American Funds® Global Small Capitalization Sub-Account			American Funds® Growth Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$—	$93,677	$87,464	$827,094	$872,928	$1,695,831
Expenses:
Mortality and expense risk charges	241,149	183,960	181,864	1,224,094	884,329	722,905
Net investment income (loss)	(241,149)	(90,283)	(94,400)	(397,000)	(11,401)	972,926
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,686,667	3,497,655	3,505,493	48,179,469	6,478,846	23,690,511
Realized gains (losses) on sale of investments	1,637,425	730,422	548,786	11,213,112	7,595,480	3,100,019
Net realized gains (losses)	3,324,092	4,228,077	4,054,279	59,392,581	14,074,326	26,790,530
Change in unrealized gains (losses) on investments	1,538,868	11,925,750	10,712,997	14,593,424	107,475,084	31,631,466
Net realized and changes in unrealized gains (losses) on investments	4,862,960	16,153,827	14,767,276	73,986,005	121,549,410	58,421,996
Net increase (decrease) in net assets resulting from operations	$4,621,811	$16,063,544	$14,672,876	$73,589,005	$121,538,009	$59,394,922

The accompanying notes are an integral part of these financial statements.

	American Funds® Growth-Income Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$2,062,924	$2,050,289	$2,451,044
Expenses:
Mortality and expense risk charges	500,463	409,883	402,753
Net investment income (loss)	1,562,461	1,640,406	2,048,291
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,793,068	3,946,726	14,713,073
Realized gains (losses) on sale of investments	3,861,918	1,503,176	1,687,804
Net realized gains (losses)	5,654,986	5,449,902	16,400,877
Change in unrealized gains (losses) on investments	31,445,885	12,216,047	14,655,771
Net realized and changes in unrealized gains (losses) on investments	37,100,871	17,665,949	31,056,648
Net increase (decrease) in net assets resulting from operations	$38,663,332	$19,306,355	$33,104,939

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	American Funds® The Bond Fund of America Sub-Account			BHFTI Brighthouse Asset Allocation 100 Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$175,114	$248,368	$263,856	$8,097,022	$6,705,395	$8,511,823
Expenses:
Mortality and expense risk charges	29,501	26,504	23,884	3,569,219	2,793,395	2,774,477
Net investment income (loss)	145,613	221,864	239,972	4,527,803	3,912,000	5,737,346
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	507,228	103,657	—	45,566,407	50,829,974	50,418,971
Realized gains (losses) on sale of investments	25,502	44,289	5,435	7,529,379	704,582	2,413,053
Net realized gains (losses)	532,730	147,946	5,435	53,095,786	51,534,556	52,832,024
Change in unrealized gains (losses) on investments	(745,500)	618,276	619,648	40,970,858	33,013,001	54,404,118
Net realized and changes in unrealized gains (losses) on investments	(212,770)	766,222	625,083	94,066,644	84,547,557	107,236,142
Net increase (decrease) in net assets resulting from operations	$(67,157)	$988,086	$865,055	$98,594,447	$88,459,557	$112,973,488

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/Wellington Large Cap Research Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$57,864	$62,253	$59,724
Expenses:
Mortality and expense risk charges	12,443	9,947	9,979
Net investment income (loss)	45,421	52,306	49,745
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	657,766	353,842	595,575
Realized gains (losses) on sale of investments	334,160	70,879	56,856
Net realized gains (losses)	991,926	424,721	652,431
Change in unrealized gains (losses) on investments	435,858	686,557	694,958
Net realized and changes in unrealized gains (losses) on investments	1,427,784	1,111,278	1,347,389
Net increase (decrease) in net assets resulting from operations	$1,473,205	$1,163,584	$1,397,134

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTI CBRE Global Real Estate Sub-Account			BHFTI Harris Oakmark International Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$557,161	$698,713	$595,138	$399,130	$1,185,914	$1,047,263
Expenses:
Mortality and expense risk charges	56,412	46,209	58,353	158,312	123,588	149,069
Net investment income (loss)	500,749	652,504	536,785	240,818	1,062,326	898,194
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	305,771	—	—	921,662	3,294,119
Realized gains (losses) on sale of investments	59,344	(216,783)	(39,179)	116,191	(1,342,380)	(513,238)
Net realized gains (losses)	59,344	88,988	(39,179)	116,191	(420,718)	2,780,881
Change in unrealized gains (losses) on investments	4,798,833	(1,763,589)	3,409,007	3,311,472	604,412	5,736,450
Net realized and changes in unrealized gains (losses) on investments	4,858,177	(1,674,601)	3,369,828	3,427,663	183,694	8,517,331
Net increase (decrease) in net assets resulting from operations	$5,358,926	$(1,022,097)	$3,906,613	$3,668,481	$1,246,020	$9,415,525

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Global Equity Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$18,941	$97,360	$110,197
Expenses:
Mortality and expense risk charges	53,939	40,840	39,107
Net investment income (loss)	(34,998)	56,520	71,090
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	600,555	26,636	1,302,056
Realized gains (losses) on sale of investments	426,057	124,124	247,961
Net realized gains (losses)	1,026,612	150,760	1,550,017
Change in unrealized gains (losses) on investments	1,099,561	2,605,197	1,259,882
Net realized and changes in unrealized gains (losses) on investments	2,126,173	2,755,957	2,809,899
Net increase (decrease) in net assets resulting from operations	$2,091,175	$2,812,477	$2,880,989

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTI Invesco Small Cap Growth Sub-Account			BHFTI Loomis Sayles Growth Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$—	$6,908	$—	$93,139	$311,211	$348,298
Expenses:
Mortality and expense risk charges	48,274	30,525	26,509	166,298	136,339	123,603
Net investment income (loss)	(48,274)	(23,617)	(26,509)	(73,159)	174,872	224,695
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,186,259	440,487	1,068,040	1,420,375	12,964,483	4,422,657
Realized gains (losses) on sale of investments	223,345	4,009	(40,488)	587,534	371,199	893,477
Net realized gains (losses)	2,409,604	444,496	1,027,552	2,007,909	13,335,682	5,316,134
Change in unrealized gains (losses) on investments	(1,645,865)	3,512,425	406,303	5,746,471	(2,814,912)	1,385,952
Net realized and changes in unrealized gains (losses) on investments	763,739	3,956,921	1,433,855	7,754,380	10,520,770	6,702,086
Net increase (decrease) in net assets resulting from operations	$715,465	$3,933,304	$1,407,346	$7,681,221	$10,695,642	$6,926,781

The accompanying notes are an integral part of these financial statements.

	BHFTI MFS® Research International Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$1,122,785	$1,982,244	$1,272,964
Expenses:
Mortality and expense risk charges	498,091	413,759	408,410
Net investment income (loss)	624,694	1,568,485	864,554
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	3,447,147	2,740,161	3,657,347
Realized gains (losses) on sale of investments	1,011,799	154,691	39,195
Net realized gains (losses)	4,458,946	2,894,852	3,696,542
Change in unrealized gains (losses) on investments	5,377,123	5,942,453	15,040,199
Net realized and changes in unrealized gains (losses) on investments	9,836,069	8,837,305	18,736,741
Net increase (decrease) in net assets resulting from operations	$10,460,763	$10,405,790	$19,601,295

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTI Morgan Stanley Discovery Sub-Account			BHFTI PIMCO Inflation Protected Bond Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$—	$—	$—	$92,944	$280,662	$335,775
Expenses:
Mortality and expense risk charges	307,048	200,531	125,364	31,418	32,326	31,957
Net investment income (loss)	(307,048)	(200,531)	(125,364)	61,526	248,336	303,818
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	32,315,683	6,258,204	5,105,498	—	—	—
Realized gains (losses) on sale of investments	3,713,447	1,731,792	787,522	59,489	(22,415)	(74,712)
Net realized gains (losses)	36,029,130	7,989,996	5,893,020	59,489	(22,415)	(74,712)
Change in unrealized gains (losses) on investments	(42,557,438)	35,091,188	2,906,483	379,963	789,902	499,630
Net realized and changes in unrealized gains (losses) on investments	(6,528,308)	43,081,184	8,799,503	439,452	767,487	424,918
Net increase (decrease) in net assets resulting from operations	$(6,835,356)	$42,880,653	$8,674,139	$500,978	$1,015,823	$728,736

The accompanying notes are an integral part of these financial statements.

	BHFTI PIMCO Total Return Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$1,053,425	$2,153,682	$1,594,874
Expenses:
Mortality and expense risk charges	157,540	160,971	155,376
Net investment income (loss)	895,885	1,992,711	1,439,498
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,184,245	—	—
Realized gains (losses) on sale of investments	30,117	185,522	(12,573)
Net realized gains (losses)	2,214,362	185,522	(12,573)
Change in unrealized gains (losses) on investments	(3,894,298)	2,157,074	2,719,115
Net realized and changes in unrealized gains (losses) on investments	(1,679,936)	2,342,596	2,706,542
Net increase (decrease) in net assets resulting from operations	$(784,051)	$4,335,307	$4,146,040

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTI SSGA Growth and Income ETF Sub-Account			BHFTI SSGA Growth ETF Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$149,152	$195,276	$187,933	$167,385	$237,713	$215,018
Expenses:
Mortality and expense risk charges	26,165	22,726	26,403	29,871	26,293	28,447
Net investment income (loss)	122,987	172,550	161,530	137,514	211,420	186,571
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	335,731	230,677	358,398	526,066	350,354	617,978
Realized gains (losses) on sale of investments	77,936	11,239	20,609	116,257	(26,481)	11,038
Net realized gains (losses)	413,667	241,916	379,007	642,323	323,873	629,016
Change in unrealized gains (losses) on investments	398,775	233,435	748,850	862,021	331,902	1,141,107
Net realized and changes in unrealized gains (losses) on investments	812,442	475,351	1,127,857	1,504,344	655,775	1,770,123
Net increase (decrease) in net assets resulting from operations	$935,429	$647,901	$1,289,387	$1,641,858	$867,195	$1,956,694

The accompanying notes are an integral part of these financial statements.

	BHFTI T. Rowe Price Mid Cap Growth Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$—	$107,374	$110,419
Expenses:
Mortality and expense risk charges	203,779	163,315	156,314
Net investment income (loss)	(203,779)	(55,941)	(45,895)
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	4,663,975	4,329,467	6,718,283
Realized gains (losses) on sale of investments	949,814	158,007	377,247
Net realized gains (losses)	5,613,789	4,487,474	7,095,530
Change in unrealized gains (losses) on investments	1,929,300	5,391,998	4,023,037
Net realized and changes in unrealized gains (losses) on investments	7,543,089	9,879,472	11,118,567
Net increase (decrease) in net assets resulting from operations	$7,339,310	$9,823,531	$11,072,672

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTI Victory Sycamore Mid Cap Value Sub-Account			BHFTII Baillie Gifford International Stock Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$411,121	$379,819	$334,322	$309,560	$524,963	$326,103
Expenses:
Mortality and expense risk charges	105,049	77,368	86,059	132,658	108,585	98,675
Net investment income (loss)	306,072	302,451	248,263	176,902	416,378	227,428
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	844,390	1,343,661	818,947	3,184,626	1,543,894	1,437,128
Realized gains (losses) on sale of investments	585,548	(191,135)	(13,969)	497,652	266,224	330,225
Net realized gains (losses)	1,429,938	1,152,526	804,978	3,682,278	1,810,118	1,767,353
Change in unrealized gains (losses) on investments	6,647,433	165,304	5,305,112	(4,193,102)	4,547,810	4,751,171
Net realized and changes in unrealized gains (losses) on investments	8,077,371	1,317,830	6,110,090	(510,824)	6,357,928	6,518,524
Net increase (decrease) in net assets resulting from operations	$8,383,443	$1,620,281	$6,358,353	$(333,922)	$6,774,306	$6,745,952

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Bond Income Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$3,828,492	$5,339,136	$5,175,695
Expenses:
Mortality and expense risk charges	325,715	348,565	338,648
Net investment income (loss)	3,502,777	4,990,571	4,837,047
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,720,112	—	—
Realized gains (losses) on sale of investments	169,679	170,028	(156,824)
Net realized gains (losses)	2,889,791	170,028	(156,824)
Change in unrealized gains (losses) on investments	(7,447,633)	6,490,396	7,940,112
Net realized and changes in unrealized gains (losses) on investments	(4,557,842)	6,660,424	7,783,288
Net increase (decrease) in net assets resulting from operations	$(1,055,065)	$11,650,995	$12,620,335

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII BlackRock Capital Appreciation Sub-Account			BHFTII BlackRock Ultra-Short Term Bond Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$—	$—	$469,173	$113,968	$703,210	$622,952
Expenses:
Mortality and expense risk charges	1,835,567	1,438,847	1,229,516	119,049	130,831	128,866
Net investment income (loss)	(1,835,567)	(1,438,847)	(760,343)	(5,081)	572,379	494,086
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	42,164,205	29,664,667	35,675,932	—	—	—
Realized gains (losses) on sale of investments	9,790,169	6,442,109	6,007,813	(40,897)	38,007	60,201
Net realized gains (losses)	51,954,374	36,106,776	41,683,745	(40,897)	38,007	60,201
Change in unrealized gains (losses) on investments	10,358,535	53,846,604	18,153,622	(137,927)	(590,710)	47,150
Net realized and changes in unrealized gains (losses) on investments	62,312,909	89,953,380	59,837,367	(178,824)	(552,703)	107,351
Net increase (decrease) in net assets resulting from operations	$60,477,342	$88,514,533	$59,077,024	$(183,905)	$19,676	$601,437

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 20 Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$143,413	$131,342	$115,262
Expenses:
Mortality and expense risk charges	15,812	15,527	19,349
Net investment income (loss)	127,601	115,815	95,913
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	56,068	94,090	90,904
Realized gains (losses) on sale of investments	17,468	(34,471)	(53,191)
Net realized gains (losses)	73,536	59,619	37,713
Change in unrealized gains (losses) on investments	(46,349)	177,029	393,196
Net realized and changes in unrealized gains (losses) on investments	27,187	236,648	430,909
Net increase (decrease) in net assets resulting from operations	$154,788	$352,463	$526,822

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII Brighthouse Asset Allocation 40 Sub-Account			BHFTII Brighthouse Asset Allocation 60 Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$247,552	$228,248	$199,805	$1,278,945	$1,123,550	$1,013,228
Expenses:
Mortality and expense risk charges	33,029	29,878	29,747	185,566	158,896	162,720
Net investment income (loss)	214,523	198,370	170,058	1,093,379	964,654	850,508
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	299,414	363,581	405,920	2,850,809	3,168,106	3,645,417
Realized gains (losses) on sale of investments	35,973	(50,190)	(16,192)	482,313	(42,037)	182,234
Net realized gains (losses)	335,387	313,391	389,728	3,333,122	3,126,069	3,827,651
Change in unrealized gains (losses) on investments	49,850	266,833	632,758	1,151,075	2,076,087	3,524,650
Net realized and changes in unrealized gains (losses) on investments	385,237	580,224	1,022,486	4,484,197	5,202,156	7,352,301
Net increase (decrease) in net assets resulting from operations	$599,760	$778,594	$1,192,544	$5,577,576	$6,166,810	$8,202,809

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 80 Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$1,542,505	$1,339,070	$1,298,251
Expenses:
Mortality and expense risk charges	229,083	182,592	179,586
Net investment income (loss)	1,313,422	1,156,478	1,118,665
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	5,295,572	6,030,738	6,491,255
Realized gains (losses) on sale of investments	1,465,096	138,271	448,582
Net realized gains (losses)	6,760,668	6,169,009	6,939,837
Change in unrealized gains (losses) on investments	2,914,862	3,542,477	5,445,861
Net realized and changes in unrealized gains (losses) on investments	9,675,530	9,711,486	12,385,698
Net increase (decrease) in net assets resulting from operations	$10,988,952	$10,867,964	$13,504,363

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account			BHFTII Brighthouse/Wellington Balanced Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$1,131,134	$860,472	$784,028	$244,532	$244,753	$229,629
Expenses:
Mortality and expense risk charges	519,330	390,334	447,041	49,473	41,986	40,924
Net investment income (loss)	611,804	470,138	336,987	195,059	202,767	188,705
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,576,497	1,887,589	12,016,549	1,143,414	480,421	623,575
Realized gains (losses) on sale of investments	1,888,121	(375,706)	468,819	177,142	37,538	19,222
Net realized gains (losses)	4,464,618	1,511,883	12,485,368	1,320,556	517,959	642,797
Change in unrealized gains (losses) on investments	22,673,413	3,237,554	8,180,900	167,574	1,057,800	1,245,841
Net realized and changes in unrealized gains (losses) on investments	27,138,031	4,749,437	20,666,268	1,488,130	1,575,759	1,888,638
Net increase (decrease) in net assets resulting from operations	$27,749,835	$5,219,575	$21,003,255	$1,683,189	$1,778,526	$2,077,343

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$4,711,850	$4,671,527	$4,668,645
Expenses:
Mortality and expense risk charges	1,605,434	1,376,678	1,375,562
Net investment income (loss)	3,106,416	3,294,849	3,293,083
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	17,205,391	31,215,814	23,539,110
Realized gains (losses) on sale of investments	5,060,887	2,373,576	3,585,674
Net realized gains (losses)	22,266,278	33,589,390	27,124,784
Change in unrealized gains (losses) on investments	47,479,015	(6,862,113)	44,351,742
Net realized and changes in unrealized gains (losses) on investments	69,745,293	26,727,277	71,476,526
Net increase (decrease) in net assets resulting from operations	$72,851,709	$30,022,126	$74,769,609

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII Frontier Mid Cap Growth Sub-Account			BHFTII Jennison Growth Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$—	$—		$—	$47,047	$78,178
Expenses:
Mortality and expense risk charges	18,850	15,866	15,835	102,499	75,751	60,197
Net investment income (loss)	(18,850)	(15,866)	(15,835)	(102,499)	(28,704)	17,981
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	703,181	471,839	591,148	5,942,697	2,329,370	2,557,551
Realized gains (losses) on sale of investments	184,980	121,451	35,746	1,096,395	394,515	345,265
Net realized gains (losses)	888,161	593,290	626,894	7,039,092	2,723,885	2,902,816
Change in unrealized gains (losses) on investments	(146,399)	697,613	584,834	(2,405,986)	7,436,685	1,894,369
Net realized and changes in unrealized gains (losses) on investments	741,762	1,290,903	1,211,728	4,633,106	10,160,570	4,797,185
Net increase (decrease) in net assets resulting from operations	$722,912	$1,275,037	$1,195,893	$4,530,607	$10,131,866	$4,815,166

The accompanying notes are an integral part of these financial statements.

	BHFTII Loomis Sayles Small Cap Core Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$138,063	$168,217	$40,164
Expenses:
Mortality and expense risk charges	897,202	672,011	749,341
Net investment income (loss)	(759,139)	(503,794)	(709,177)
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	10,030,580	10,509,834	14,373,151
Realized gains (losses) on sale of investments	2,578,912	(276,016)	1,141,361
Net realized gains (losses)	12,609,492	10,233,818	15,514,512
Change in unrealized gains (losses) on investments	19,683,798	4,677,534	15,452,397
Net realized and changes in unrealized gains (losses) on investments	32,293,290	14,911,352	30,966,909
Net increase (decrease) in net assets resulting from operations	$31,534,151	$14,407,558	$30,257,732

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII Loomis Sayles Small Cap Growth Sub-Account			BHFTII MetLife Aggregate Bond Index Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$—	$—	$—	$4,044,670	$4,809,431	$4,776,425
Expenses:
Mortality and expense risk charges	47,277	36,310	34,907	53,307	58,113	56,602
Net investment income (loss)	(47,277)	(36,310)	(34,907)	3,991,363	4,751,318	4,719,823
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,357,137	1,402,519	1,728,577	—	—	—
Realized gains (losses) on sale of investments	364,263	35,763	130,537	66,876	180,504	(96,058)
Net realized gains (losses)	1,721,400	1,438,282	1,859,114	66,876	180,504	(96,058)
Change in unrealized gains (losses) on investments	(312,042)	2,191,409	616,905	(7,259,919)	6,185,266	7,821,973
Net realized and changes in unrealized gains (losses) on investments	1,409,358	3,629,691	2,476,019	(7,193,043)	6,365,770	7,725,915
Net increase (decrease) in net assets resulting from operations	$1,362,081	$3,593,381	$2,441,112	$(3,201,680)	$11,117,088	$12,445,738

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Mid Cap Stock Index Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$336,294	$325,958	$344,751
Expenses:
Mortality and expense risk charges	104,326	81,598	87,831
Net investment income (loss)	231,968	244,360	256,920
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,473,221	1,472,289	2,401,411
Realized gains (losses) on sale of investments	498,713	98,647	208,448
Net realized gains (losses)	1,971,934	1,570,936	2,609,859
Change in unrealized gains (losses) on investments	4,240,689	1,176,775	2,641,074
Net realized and changes in unrealized gains (losses) on investments	6,212,623	2,747,711	5,250,933
Net increase (decrease) in net assets resulting from operations	$6,444,591	$2,992,071	$5,507,853

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII MetLife MSCI EAFE® Index Sub-Account			BHFTII MetLife Russell 2000® Index Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$274,929	$404,944	$354,093	$330,731	$316,085	$299,852
Expenses:
Mortality and expense risk charges	53,546	45,617	45,623	121,124	87,165	93,473
Net investment income (loss)	221,383	359,327	308,470	209,607	228,920	206,379
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	66,174	95,779	1,664,113	1,327,812	2,403,649
Realized gains (losses) on sale of investments	198,888	50,859	83,315	606,450	169,663	341,786
Net realized gains (losses)	198,888	117,033	179,094	2,270,563	1,497,475	2,745,435
Change in unrealized gains (losses) on investments	1,059,914	538,917	2,039,686	1,763,886	2,877,838	2,539,365
Net realized and changes in unrealized gains (losses) on investments	1,258,802	655,950	2,218,780	4,034,449	4,375,313	5,284,800
Net increase (decrease) in net assets resulting from operations	$1,480,185	$1,015,277	$2,527,250	$4,244,056	$4,604,233	$5,491,179

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$3,826,059	$3,827,684	$4,182,946
Expenses:
Mortality and expense risk charges	1,292,656	1,053,241	1,014,510
Net investment income (loss)	2,533,403	2,774,443	3,168,436
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	15,518,641	12,750,350	14,581,270
Realized gains (losses) on sale of investments	7,627,524	5,508,927	5,355,015
Net realized gains (losses)	23,146,165	18,259,277	19,936,285
Change in unrealized gains (losses) on investments	36,517,099	13,814,945	28,540,113
Net realized and changes in unrealized gains (losses) on investments	59,663,264	32,074,222	48,476,398
Net increase (decrease) in net assets resulting from operations	$62,196,667	$34,848,665	$51,644,834

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII MFS® Total Return Sub-Account			BHFTII MFS® Value Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$1,706,398	$1,979,813	$1,953,260	$1,588,107	$1,682,854	$1,708,711
Expenses:
Mortality and expense risk charges	416,527	368,366	378,565	478,181	397,676	418,313
Net investment income (loss)	1,289,871	1,611,447	1,574,695	1,109,926	1,285,178	1,290,398
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	5,385,609	3,387,459	3,244,815	1,043,450	5,303,540	5,867,128
Realized gains (losses) on sale of investments	1,132,445	663,170	1,074,477	1,177,753	(251,111)	202,734
Net realized gains (losses)	6,518,054	4,050,629	4,319,292	2,221,203	5,052,429	6,069,862
Change in unrealized gains (losses) on investments	3,801,482	1,568,779	8,833,134	19,208,016	(3,740,567)	15,260,570
Net realized and changes in unrealized gains (losses) on investments	10,319,536	5,619,408	13,152,426	21,429,219	1,311,862	21,330,432
Net increase (decrease) in net assets resulting from operations	$11,609,407	$7,230,855	$14,727,121	$22,539,145	$2,597,040	$22,620,830

The accompanying notes are an integral part of these financial statements.

	BHFTII Neuberger Berman Genesis Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$55,032	$99,268	$129,381
Expenses:
Mortality and expense risk charges	253,201	196,397	195,164
Net investment income (loss)	(198,169)	(97,129)	(65,783)
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	4,592,433	3,933,147	7,461,828
Realized gains (losses) on sale of investments	1,384,607	678,186	780,325
Net realized gains (losses)	5,977,040	4,611,333	8,242,153
Change in unrealized gains (losses) on investments	6,154,805	8,833,127	5,516,780
Net realized and changes in unrealized gains (losses) on investments	12,131,845	13,444,460	13,758,933
Net increase (decrease) in net assets resulting from operations	$11,933,676	$13,347,331	$13,693,150

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII T. Rowe Price Large Cap Growth Sub-Account			BHFTII T. Rowe Price Small Cap Growth Sub-Account
	2021	2020	2019	2021	2020	2019
Investment Income:
Dividends	$—	$94,944	$156,623	$6,438	$30,970	$7,367
Expenses:
Mortality and expense risk charges	201,089	156,003	136,672	63,835	51,952	52,784
Net investment income (loss)	(201,089)	(61,059)	19,951	(57,397)	(20,982)	(45,417)
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	5,692,620	3,162,122	5,547,180	1,922,258	1,552,309	2,115,437
Realized gains (losses) on sale of investments	1,394,173	937,305	364,077	488,707	226,956	193,681
Net realized gains (losses)	7,086,793	4,099,427	5,911,257	2,410,965	1,779,265	2,309,118
Change in unrealized gains (losses) on investments	2,486,955	9,162,632	3,816,247	(391,192)	1,672,455	2,000,602
Net realized and changes in unrealized gains (losses) on investments	9,573,748	13,262,059	9,727,504	2,019,773	3,451,720	4,309,720
Net increase (decrease) in net assets resulting from operations	$9,372,659	$13,201,000	$9,747,455	$1,962,376	$3,430,738	$4,264,303

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$1,790,123	$2,713,972	$2,298,606
Expenses:
Mortality and expense risk charges	160,532	156,612	162,764
Net investment income (loss)	1,629,591	2,557,360	2,135,842
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—
Realized gains (losses) on sale of investments	218,287	54,144	143,665
Net realized gains (losses)	218,287	54,144	143,665
Change in unrealized gains (losses) on investments	(684,367)	239,411	3,941,920
Net realized and changes in unrealized gains (losses) on investments	(466,080)	293,555	4,085,585
Net increase (decrease) in net assets resulting from operations	$1,163,511	$2,850,915	$6,221,427

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII Western Asset Management U.S. Government Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$296,279	$341,330	$223,143
Expenses:
Mortality and expense risk charges	39,251	40,661	26,198
Net investment income (loss)	257,028	300,669	196,945
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—
Realized gains (losses) on sale of investments	(29,514)	69,193	(11,133)
Net realized gains (losses)	(29,514)	69,193	(11,133)
Change in unrealized gains (losses) on investments	(440,869)	139,231	247,524
Net realized and changes in unrealized gains (losses) on investments	(470,383)	208,424	236,391
Net increase (decrease) in net assets resulting from operations	$(213,355)	$509,093	$433,336

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Equity-Income Sub-Account
	2021	2020	2019
Investment Income:
Dividends	$2,393,853	$1,870,665	$2,193,166
Expenses:
Mortality and expense risk charges	683,326	561,387	598,041
Net investment income (loss)	1,710,527	1,309,278	1,595,125
Net Realized and Changes in Unrealized Gains (Losses) on Investments:
Realized gain distributions	13,972,177	4,814,890	7,002,931
Realized gains (losses) on sale of investments	1,652,671	(379,320)	30,846
Net realized gains (losses)	15,624,848	4,435,570	7,033,777
Change in unrealized gains (losses) on investments	9,544,818	47,832	17,036,475
Net realized and changes in unrealized gains (losses) on investments	25,169,666	4,483,402	24,070,252
Net increase (decrease) in net assets resulting from operations	$26,880,193	$5,792,680	$25,665,377

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2021, 2020 and 2019

	American Funds® Global Small Capitalization Sub-Account			American Funds® Growth Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(241,149)	$(90,283)	$(94,400)	$(397,000)	$(11,401)	$972,926
Net realized gains (losses)	3,324,092	4,228,077	4,054,279	59,392,581	14,074,326	26,790,530
Change in unrealized gains (losses) on investments	1,538,868	11,925,750	10,712,997	14,593,424	107,475,084	31,631,466
Net increase (decrease) in net assets resulting from operations	4,621,811	16,063,544	14,672,876	73,589,005	121,538,009	59,394,922
Policy Transactions:
Premium payments received from policy owners	1,808,444	1,928,855	2,151,271	5,632,067	5,876,372	6,452,081
Net transfers (including fixed account)	(985,062)	(1,763,606)	(852,838)	(4,353,246)	(3,830,017)	(1,850,375)
Policy charges	(2,035,508)	(1,931,044)	(1,929,385)	(8,612,649)	(8,115,728)	(7,237,718)
Transfers for policy benefits and terminations	(2,602,645)	(2,629,741)	(2,993,891)	(15,729,072)	(10,529,632)	(12,316,632)
Net increase (decrease) in net assets resulting from policy transactions	(3,814,771)	(4,395,536)	(3,624,843)	(23,062,900)	(16,599,005)	(14,952,644)
Net increase (decrease) in net assets	807,040	11,668,008	11,048,033	50,526,105	104,939,004	44,442,278
Net Assets:
Beginning of year	71,352,003	59,683,995	48,635,962	351,698,217	246,759,213	202,316,935
End of year	$72,159,043	$71,352,003	$59,683,995	$402,224,322	$351,698,217	$246,759,213

The accompanying notes are an integral part of these financial statements.

	American Funds® Growth-Income Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,562,461	$1,640,406	$2,048,291
Net realized gains (losses)	5,654,986	5,449,902	16,400,877
Change in unrealized gains (losses) on investments	31,445,885	12,216,047	14,655,771
Net increase (decrease) in net assets resulting from operations	38,663,332	19,306,355	33,104,939
Policy Transactions:
Premium payments received from policy owners	3,754,216	4,223,149	4,494,740
Net transfers (including fixed account)	(1,948,407)	(2,260,280)	115,258
Policy charges	(4,809,522)	(4,947,404)	(5,127,005)
Transfers for policy benefits and terminations	(7,840,369)	(5,713,898)	(7,721,984)
Net increase (decrease) in net assets resulting from policy transactions	(10,844,082)	(8,698,433)	(8,238,991)
Net increase (decrease) in net assets	27,819,250	10,607,922	24,865,948
Net Assets:
Beginning of year	167,186,702	156,578,780	131,712,832
End of year	$195,005,952	$167,186,702	$156,578,780

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	American Funds® The Bond Fund of America Sub-Account			BHFTI Brighthouse Asset Allocation 100 Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$145,613	$221,864	$239,972	$4,527,803	$3,912,000	$5,737,346
Net realized gains (losses)	532,730	147,946	5,435	53,095,786	51,534,556	52,832,024
Change in unrealized gains (losses) on investments	(745,500)	618,276	619,648	40,970,858	33,013,001	54,404,118
Net increase (decrease) in net assets resulting from operations	(67,157)	988,086	865,055	98,594,447	88,459,557	112,973,488
Policy Transactions:
Premium payments received from policy owners	388,495	367,432	362,617	12,288,920	13,094,771	14,606,669
Net transfers (including fixed account)	403,714	1,453,302	562,163	(3,816,093)	(4,049,537)	(3,324,910)
Policy charges	(312,899)	(332,993)	(309,545)	(15,065,131)	(14,183,262)	(14,434,013)
Transfers for policy benefits and terminations	(383,511)	(432,349)	(507,378)	(27,896,851)	(23,854,097)	(30,154,044)
Net increase (decrease) in net assets resulting from policy transactions	95,799	1,055,392	107,857	(34,489,155)	(28,992,125)	(33,306,298)
Net increase (decrease) in net assets	28,642	2,043,478	972,912	64,105,292	59,467,432	79,667,190
Net Assets:
Beginning of year	12,500,158	10,456,680	9,483,768	569,238,378	509,770,946	430,103,756
End of year	$12,528,800	$12,500,158	$10,456,680	$633,343,670	$569,238,378	$509,770,946

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/Wellington Large Cap Research Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$45,421	$52,306	$49,745
Net realized gains (losses)	991,926	424,721	652,431
Change in unrealized gains (losses) on investments	435,858	686,557	694,958
Net increase (decrease) in net assets resulting from operations	1,473,205	1,163,584	1,397,134
Policy Transactions:
Premium payments received from policy owners	116,318	117,463	131,053
Net transfers (including fixed account)	(163,921)	(136,068)	(23,533)
Policy charges	(185,270)	(182,045)	(172,678)
Transfers for policy benefits and terminations	(547,606)	(175,060)	(206,647)
Net increase (decrease) in net assets resulting from policy transactions	(780,479)	(375,710)	(271,805)
Net increase (decrease) in net assets	692,726	787,874	1,125,329
Net Assets:
Beginning of year	6,403,920	5,616,046	4,490,717
End of year	$7,096,646	$6,403,920	$5,616,046

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTI CBRE Global Real Estate Sub-Account			BHFTI Harris Oakmark International Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$500,749	$652,504	$536,785	$240,818	$1,062,326	$898,194
Net realized gains (losses)	59,344	88,988	(39,179)	116,191	(420,718)	2,780,881
Change in unrealized gains (losses) on investments	4,798,833	(1,763,589)	3,409,007	3,311,472	604,412	5,736,450
Net increase (decrease) in net assets resulting from operations	5,358,926	(1,022,097)	3,906,613	3,668,481	1,246,020	9,415,525
Policy Transactions:
Premium payments received from policy owners	747,883	789,314	865,576	1,341,504	1,477,064	1,624,377
Net transfers (including fixed account)	(56,747)	(832,080)	(264,800)	(684,764)	(1,907,324)	(1,387,533)
Policy charges	(573,486)	(579,877)	(670,148)	(1,278,283)	(1,214,817)	(1,436,424)
Transfers for policy benefits and terminations	(509,493)	(1,197,199)	(1,427,918)	(1,974,742)	(1,683,566)	(1,951,178)
Net increase (decrease) in net assets resulting from policy transactions	(391,843)	(1,819,842)	(1,497,290)	(2,596,285)	(3,328,643)	(3,150,758)
Net increase (decrease) in net assets	4,967,083	(2,841,939)	2,409,323	1,072,196	(2,082,623)	6,264,767
Net Assets:
Beginning of year	15,851,256	18,693,195	16,283,872	44,349,601	46,432,224	40,167,457
End of year	$20,818,339	$15,851,256	$18,693,195	$45,421,797	$44,349,601	$46,432,224

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Global Equity Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(34,998)	$56,520	$71,090
Net realized gains (losses)	1,026,612	150,760	1,550,017
Change in unrealized gains (losses) on investments	1,099,561	2,605,197	1,259,882
Net increase (decrease) in net assets resulting from operations	2,091,175	2,812,477	2,880,989
Policy Transactions:
Premium payments received from policy owners	232,254	259,338	272,008
Net transfers (including fixed account)	364,360	(129,023)	(551,966)
Policy charges	(367,310)	(344,416)	(342,624)
Transfers for policy benefits and terminations	(499,208)	(492,261)	(571,623)
Net increase (decrease) in net assets resulting from policy transactions	(269,904)	(706,362)	(1,194,205)
Net increase (decrease) in net assets	1,821,271	2,106,115	1,686,784
Net Assets:
Beginning of year	13,372,170	11,266,055	9,579,271
End of year	$15,193,441	$13,372,170	$11,266,055

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTI Invesco Small Cap Growth Sub-Account			BHFTI Loomis Sayles Growth Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(48,274)	$(23,617)	$(26,509)	$(73,159)	$174,872	$224,695
Net realized gains (losses)	2,409,604	444,496	1,027,552	2,007,909	13,335,682	5,316,134
Change in unrealized gains (losses) on investments	(1,645,865)	3,512,425	406,303	5,746,471	(2,814,912)	1,385,952
Net increase (decrease) in net assets resulting from operations	715,465	3,933,304	1,407,346	7,681,221	10,695,642	6,926,781
Policy Transactions:
Premium payments received from policy owners	224,582	166,382	190,100	1,002,926	1,167,927	1,294,399
Net transfers (including fixed account)	1,052,764	311,718	(96,631)	(58,076)	(390,896)	(861,980)
Policy charges	(270,151)	(221,822)	(208,285)	(1,220,638)	(1,300,065)	(1,281,470)
Transfers for policy benefits and terminations	(918,908)	(406,532)	(139,320)	(2,020,321)	(1,783,469)	(2,324,215)
Net increase (decrease) in net assets resulting from policy transactions	88,287	(150,254)	(254,136)	(2,296,109)	(2,306,503)	(3,173,266)
Net increase (decrease) in net assets	803,752	3,783,050	1,153,210	5,385,112	8,389,139	3,753,515
Net Assets:
Beginning of year	10,851,318	7,068,268	5,915,058	43,110,770	34,721,631	30,968,116
End of year	$11,655,070	$10,851,318	$7,068,268	$48,495,882	$43,110,770	$34,721,631

The accompanying notes are an integral part of these financial statements.

	BHFTI MFS® Research International Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$624,694	$1,568,485	$864,554
Net realized gains (losses)	4,458,946	2,894,852	3,696,542
Change in unrealized gains (losses) on investments	5,377,123	5,942,453	15,040,199
Net increase (decrease) in net assets resulting from operations	10,460,763	10,405,790	19,601,295
Policy Transactions:
Premium payments received from policy owners	2,817,886	2,953,823	3,244,544
Net transfers (including fixed account)	(637,481)	(449,173)	(773,770)
Policy charges	(2,505,692)	(2,583,208)	(2,610,995)
Transfers for policy benefits and terminations	(4,292,102)	(3,476,311)	(4,941,302)
Net increase (decrease) in net assets resulting from policy transactions	(4,617,389)	(3,554,869)	(5,081,523)
Net increase (decrease) in net assets	5,843,374	6,850,921	14,519,772
Net Assets:
Beginning of year	93,495,573	86,644,652	72,124,880
End of year	$99,338,947	$93,495,573	$86,644,652

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTI Morgan Stanley Discovery Sub-Account			BHFTI PIMCO Inflation Protected Bond Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(307,048)	$(200,531)	$(125,364)	$61,526	$248,336	$303,818
Net realized gains (losses)	36,029,130	7,989,996	5,893,020	59,489	(22,415)	(74,712)
Change in unrealized gains (losses) on investments	(42,557,438)	35,091,188	2,906,483	379,963	789,902	499,630
Net increase (decrease) in net assets resulting from operations	(6,835,356)	42,880,653	8,674,139	500,978	1,015,823	728,736
Policy Transactions:
Premium payments received from policy owners	1,023,926	968,053	988,361	408,781	524,535	563,399
Net transfers (including fixed account)	(2,711,512)	1,417,197	(224,828)	627,017	(49,120)	(304,310)
Policy charges	(1,543,685)	(1,353,130)	(1,070,911)	(370,413)	(483,837)	(521,196)
Transfers for policy benefits and terminations	(3,525,341)	(1,850,887)	(1,372,707)	(1,143,828)	(351,985)	(487,905)
Net increase (decrease) in net assets resulting from policy transactions	(6,756,612)	(818,767)	(1,680,085)	(478,443)	(360,407)	(750,012)
Net increase (decrease) in net assets	(13,591,968)	42,061,886	6,994,054	22,535	655,416	(21,276)
Net Assets:
Beginning of year	71,143,509	29,081,623	22,087,569	9,905,145	9,249,729	9,271,005
End of year	$57,551,541	$71,143,509	$29,081,623	$9,927,680	$9,905,145	$9,249,729

The accompanying notes are an integral part of these financial statements.

	BHFTI PIMCO Total Return Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$895,885	$1,992,711	$1,439,498
Net realized gains (losses)	2,214,362	185,522	(12,573)
Change in unrealized gains (losses) on investments	(3,894,298)	2,157,074	2,719,115
Net increase (decrease) in net assets resulting from operations	(784,051)	4,335,307	4,146,040
Policy Transactions:
Premium payments received from policy owners	1,984,064	2,259,512	2,519,735
Net transfers (including fixed account)	35,636	302,003	1,133,983
Policy charges	(1,932,410)	(2,316,404)	(2,346,903)
Transfers for policy benefits and terminations	(1,712,057)	(3,074,626)	(2,729,757)
Net increase (decrease) in net assets resulting from policy transactions	(1,624,767)	(2,829,515)	(1,422,942)
Net increase (decrease) in net assets	(2,408,818)	1,505,792	2,723,098
Net Assets:
Beginning of year	54,633,340	53,127,548	50,404,450
End of year	$52,224,522	$54,633,340	$53,127,548

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTI SSGA Growth and Income ETF Sub-Account			BHFTI SSGA Growth ETF Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$122,987	$172,550	$161,530	$137,514	$211,420	$186,571
Net realized gains (losses)	413,667	241,916	379,007	642,323	323,873	629,016
Change in unrealized gains (losses) on investments	398,775	233,435	748,850	862,021	331,902	1,141,107
Net increase (decrease) in net assets resulting from operations	935,429	647,901	1,289,387	1,641,858	867,195	1,956,694
Policy Transactions:
Premium payments received from policy owners	170,007	203,759	209,481	167,261	252,542	310,499
Net transfers (including fixed account)	204,533	(104,356)	(431,857)	225	(1,036,433)	(415,803)
Policy charges	(300,992)	(293,686)	(296,626)	(174,543)	(208,014)	(230,646)
Transfers for policy benefits and terminations	(380,419)	(224,812)	(1,004,170)	(645,519)	(739,779)	(186,537)
Net increase (decrease) in net assets resulting from policy transactions	(306,871)	(419,095)	(1,523,172)	(652,576)	(1,731,684)	(522,487)
Net increase (decrease) in net assets	628,558	228,806	(233,785)	989,282	(864,489)	1,434,207
Net Assets:
Beginning of year	7,230,658	7,001,852	7,235,637	9,645,240	10,509,729	9,075,522
End of year	$7,859,216	$7,230,658	$7,001,852	$10,634,522	$9,645,240	$10,509,729

The accompanying notes are an integral part of these financial statements.

	BHFTI T. Rowe Price Mid Cap Growth Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(203,779)	$(55,941)	$(45,895)
Net realized gains (losses)	5,613,789	4,487,474	7,095,530
Change in unrealized gains (losses) on investments	1,929,300	5,391,998	4,023,037
Net increase (decrease) in net assets resulting from operations	7,339,310	9,823,531	11,072,672
Policy Transactions:
Premium payments received from policy owners	812,791	871,131	908,355
Net transfers (including fixed account)	(1,000,593)	(1,146,096)	(117,350)
Policy charges	(1,251,000)	(1,250,865)	(1,292,667)
Transfers for policy benefits and terminations	(2,349,067)	(1,631,399)	(2,450,879)
Net increase (decrease) in net assets resulting from policy transactions	(3,787,869)	(3,157,229)	(2,952,541)
Net increase (decrease) in net assets	3,551,441	6,666,302	8,120,131
Net Assets:
Beginning of year	51,642,693	44,976,391	36,856,260
End of year	$55,194,134	$51,642,693	$44,976,391

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTI Victory Sycamore Mid Cap Value Sub-Account			BHFTII Baillie Gifford International Stock Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$306,072	$302,451	$248,263	$176,902	$416,378	$227,428
Net realized gains (losses)	1,429,938	1,152,526	804,978	3,682,278	1,810,118	1,767,353
Change in unrealized gains (losses) on investments	6,647,433	165,304	5,305,112	(4,193,102)	4,547,810	4,751,171
Net increase (decrease) in net assets resulting from operations	8,383,443	1,620,281	6,358,353	(333,922)	6,774,306	6,745,952
Policy Transactions:
Premium payments received from policy owners	830,330	886,719	967,249	1,056,009	1,142,798	1,232,042
Net transfers (including fixed account)	178,810	(785,284)	(312,265)	(199,695)	(134,103)	(282,283)
Policy charges	(975,448)	(893,642)	(983,247)	(921,981)	(968,746)	(950,855)
Transfers for policy benefits and terminations	(1,677,669)	(1,028,196)	(1,901,922)	(1,311,477)	(940,939)	(1,705,543)
Net increase (decrease) in net assets resulting from policy transactions	(1,643,977)	(1,820,403)	(2,230,185)	(1,377,144)	(900,990)	(1,706,639)
Net increase (decrease) in net assets	6,739,466	(200,122)	4,128,168	(1,711,066)	5,873,316	5,039,313
Net Assets:
Beginning of year	26,854,618	27,054,740	22,926,572	32,563,381	26,690,065	21,650,752
End of year	$33,594,084	$26,854,618	$27,054,740	$30,852,315	$32,563,381	$26,690,065

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Bond Income Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,502,777	$4,990,571	$4,837,047
Net realized gains (losses)	2,889,791	170,028	(156,824)
Change in unrealized gains (losses) on investments	(7,447,633)	6,490,396	7,940,112
Net increase (decrease) in net assets resulting from operations	(1,055,065)	11,650,995	12,620,335
Policy Transactions:
Premium payments received from policy owners	3,123,854	3,428,173	3,857,541
Net transfers (including fixed account)	(5,312,788)	1,151,611	(493,060)
Policy charges	(3,590,548)	(4,050,069)	(3,918,145)
Transfers for policy benefits and terminations	(3,223,728)	(3,807,602)	(5,126,769)
Net increase (decrease) in net assets resulting from policy transactions	(9,003,210)	(3,277,887)	(5,680,433)
Net increase (decrease) in net assets	(10,058,275)	8,373,108	6,939,902
Net Assets:
Beginning of year	149,313,915	140,940,807	134,000,905
End of year	$139,255,640	$149,313,915	$140,940,807

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII BlackRock Capital Appreciation Sub-Account			BHFTII BlackRock Ultra-Short Term Bond Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,835,567)	$(1,438,847)	$(760,343)	$(5,081)	$572,379	$494,086
Net realized gains (losses)	51,954,374	36,106,776	41,683,745	(40,897)	38,007	60,201
Change in unrealized gains (losses) on investments	10,358,535	53,846,604	18,153,622	(137,927)	(590,710)	47,150
Net increase (decrease) in net assets resulting from operations	60,477,342	88,514,533	59,077,024	(183,905)	19,676	601,437
Policy Transactions:
Premium payments received from policy owners	5,824,708	6,007,948	6,863,478	2,718,530	3,437,133	3,357,771
Net transfers (including fixed account)	(2,745,472)	(1,826,278)	(2,349,361)	2,515,873	5,382,853	2,142,399
Policy charges	(8,572,582)	(8,773,731)	(8,199,769)	(2,962,415)	(3,592,233)	(3,567,550)
Transfers for policy benefits and terminations	(15,645,753)	(11,713,686)	(12,543,799)	(6,429,050)	(3,752,643)	(2,625,421)
Net increase (decrease) in net assets resulting from policy transactions	(21,139,099)	(16,305,747)	(16,229,451)	(4,157,062)	1,475,110	(692,801)
Net increase (decrease) in net assets	39,338,243	72,208,786	42,847,573	(4,340,967)	1,494,786	(91,364)
Net Assets:
Beginning of year	304,220,974	232,012,188	189,164,615	35,799,475	34,304,689	34,396,053
End of year	$343,559,217	$304,220,974	$232,012,188	$31,458,508	$35,799,475	$34,304,689

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 20 Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$127,601	$115,815	$95,913
Net realized gains (losses)	73,536	59,619	37,713
Change in unrealized gains (losses) on investments	(46,349)	177,029	393,196
Net increase (decrease) in net assets resulting from operations	154,788	352,463	526,822
Policy Transactions:
Premium payments received from policy owners	146,574	157,144	189,918
Net transfers (including fixed account)	402,573	(414,397)	193,280
Policy charges	(191,999)	(217,942)	(335,621)
Transfers for policy benefits and terminations	(209,269)	(329,867)	(741,035)
Net increase (decrease) in net assets resulting from policy transactions	147,879	(805,062)	(693,458)
Net increase (decrease) in net assets	302,667	(452,599)	(166,636)
Net Assets:
Beginning of year	4,338,585	4,791,184	4,957,820
End of year	$4,641,252	$4,338,585	$4,791,184

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII Brighthouse Asset Allocation 40 Sub-Account			BHFTII Brighthouse Asset Allocation 60 Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$214,523	$198,370	$170,058	$1,093,379	$964,654	$850,508
Net realized gains (losses)	335,387	313,391	389,728	3,333,122	3,126,069	3,827,651
Change in unrealized gains (losses) on investments	49,850	266,833	632,758	1,151,075	2,076,087	3,524,650
Net increase (decrease) in net assets resulting from operations	599,760	778,594	1,192,544	5,577,576	6,166,810	8,202,809
Policy Transactions:
Premium payments received from policy owners	294,428	314,848	330,524	1,423,539	1,521,459	1,698,074
Net transfers (including fixed account)	110,044	(616,884)	(186,877)	1,664,338	(233,271)	(1,591,073)
Policy charges	(368,258)	(377,117)	(391,635)	(1,967,211)	(1,938,156)	(1,926,918)
Transfers for policy benefits and terminations	(360,758)	(376,985)	(427,138)	(3,236,186)	(2,214,170)	(2,169,294)
Net increase (decrease) in net assets resulting from policy transactions	(324,544)	(1,056,138)	(675,126)	(2,115,520)	(2,864,138)	(3,989,211)
Net increase (decrease) in net assets	275,216	(277,544)	517,418	3,462,056	3,302,672	4,213,598
Net Assets:
Beginning of year	8,267,158	8,544,702	8,027,284	51,255,030	47,952,358	43,738,760
End of year	$8,542,374	$8,267,158	$8,544,702	$54,717,086	$51,255,030	$47,952,358

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 80 Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,313,422	$1,156,478	$1,118,665
Net realized gains (losses)	6,760,668	6,169,009	6,939,837
Change in unrealized gains (losses) on investments	2,914,862	3,542,477	5,445,861
Net increase (decrease) in net assets resulting from operations	10,988,952	10,867,964	13,504,363
Policy Transactions:
Premium payments received from policy owners	2,348,150	2,470,831	2,609,532
Net transfers (including fixed account)	(954,683)	(1,386,902)	(766,819)
Policy charges	(2,026,296)	(2,026,059)	(2,000,508)
Transfers for policy benefits and terminations	(6,405,439)	(1,384,801)	(3,767,129)
Net increase (decrease) in net assets resulting from policy transactions	(7,038,268)	(2,326,931)	(3,924,924)
Net increase (decrease) in net assets	3,950,684	8,541,033	9,579,439
Net Assets:
Beginning of year	76,435,929	67,894,896	58,315,457
End of year	$80,386,613	$76,435,929	$67,894,896

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account			BHFTII Brighthouse/Wellington Balanced Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$611,804	$470,138	$336,987	$195,059	$202,767	$188,705
Net realized gains (losses)	4,464,618	1,511,883	12,485,368	1,320,556	517,959	642,797
Change in unrealized gains (losses) on investments	22,673,413	3,237,554	8,180,900	167,574	1,057,800	1,245,841
Net increase (decrease) in net assets resulting from operations	27,749,835	5,219,575	21,003,255	1,683,189	1,778,526	2,077,343
Policy Transactions:
Premium payments received from policy owners	3,707,559	3,915,901	4,262,290	258,867	263,339	242,379
Net transfers (including fixed account)	(840,589)	(1,732,518)	(970,443)	6,529	140,100	778,901
Policy charges	(3,671,122)	(3,470,763)	(3,902,894)	(415,443)	(390,719)	(358,702)
Transfers for policy benefits and terminations	(5,475,157)	(4,054,283)	(5,805,083)	(350,516)	(659,141)	(254,402)
Net increase (decrease) in net assets resulting from policy transactions	(6,279,309)	(5,341,663)	(6,416,130)	(500,563)	(646,421)	408,176
Net increase (decrease) in net assets	21,470,526	(122,088)	14,587,125	1,182,626	1,132,105	2,485,519
Net Assets:
Beginning of year	106,861,960	106,984,048	92,396,923	12,576,876	11,444,771	8,959,252
End of year	$128,332,486	$106,861,960	$106,984,048	$13,759,502	$12,576,876	$11,444,771

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,106,416	$3,294,849	$3,293,083
Net realized gains (losses)	22,266,278	33,589,390	27,124,784
Change in unrealized gains (losses) on investments	47,479,015	(6,862,113)	44,351,742
Net increase (decrease) in net assets resulting from operations	72,851,709	30,022,126	74,769,609
Policy Transactions:
Premium payments received from policy owners	8,377,524	8,763,674	9,805,683
Net transfers (including fixed account)	(3,573,895)	(5,233,941)	(3,387,433)
Policy charges	(9,457,947)	(10,281,629)	(10,758,759)
Transfers for policy benefits and terminations	(17,189,686)	(12,930,238)	(16,401,985)
Net increase (decrease) in net assets resulting from policy transactions	(21,844,004)	(19,682,134)	(20,742,494)
Net increase (decrease) in net assets	51,007,705	10,339,992	54,027,115
Net Assets:
Beginning of year	318,494,851	308,154,859	254,127,744
End of year	$369,502,556	$318,494,851	$308,154,859

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII Frontier Mid Cap Growth Sub-Account			BHFTII Jennison Growth Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(18,850)	$(15,866)	$(15,835)	$(102,499)	$(28,704)	$17,981
Net realized gains (losses)	888,161	593,290	626,894	7,039,092	2,723,885	2,902,816
Change in unrealized gains (losses) on investments	(146,399)	697,613	584,834	(2,405,986)	7,436,685	1,894,369
Net increase (decrease) in net assets resulting from operations	722,912	1,275,037	1,195,893	4,530,607	10,131,866	4,815,166
Policy Transactions:
Premium payments received from policy owners	106,484	113,341	130,240	394,099	416,507	413,887
Net transfers (including fixed account)	(32,416)	(505,410)	272,460	(1,084,509)	806,269	(617,762)
Policy charges	(128,908)	(130,960)	(140,648)	(614,141)	(591,743)	(521,895)
Transfers for policy benefits and terminations	(452,549)	(329,141)	(174,208)	(954,567)	(502,062)	(1,478,561)
Net increase (decrease) in net assets resulting from policy transactions	(507,389)	(852,170)	87,844	(2,259,118)	128,971	(2,204,331)
Net increase (decrease) in net assets	215,523	422,867	1,283,737	2,271,489	10,260,837	2,610,835
Net Assets:
Beginning of year	5,312,965	4,890,098	3,606,361	28,411,368	18,150,531	15,539,696
End of year	$5,528,488	$5,312,965	$4,890,098	$30,682,857	$28,411,368	$18,150,531

The accompanying notes are an integral part of these financial statements.

	BHFTII Loomis Sayles Small Cap Core Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(759,139)	$(503,794)	$(709,177)
Net realized gains (losses)	12,609,492	10,233,818	15,514,512
Change in unrealized gains (losses) on investments	19,683,798	4,677,534	15,452,397
Net increase (decrease) in net assets resulting from operations	31,534,151	14,407,558	30,257,732
Policy Transactions:
Premium payments received from policy owners	3,508,486	3,517,305	4,275,663
Net transfers (including fixed account)	(661,440)	(3,297,416)	(1,599,927)
Policy charges	(4,401,087)	(4,244,027)	(4,767,746)
Transfers for policy benefits and terminations	(7,694,639)	(4,804,033)	(7,774,973)
Net increase (decrease) in net assets resulting from policy transactions	(9,248,680)	(8,828,171)	(9,866,983)
Net increase (decrease) in net assets	22,285,471	5,579,387	20,390,749
Net Assets:
Beginning of year	150,416,656	144,837,269	124,446,520
End of year	$172,702,127	$150,416,656	$144,837,269

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII Loomis Sayles Small Cap Growth Sub-Account			BHFTII MetLife Aggregate Bond Index Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(47,277)	$(36,310)	$(34,907)	$3,991,363	$4,751,318	$4,719,823
Net realized gains (losses)	1,721,400	1,438,282	1,859,114	66,876	180,504	(96,058)
Change in unrealized gains (losses) on investments	(312,042)	2,191,409	616,905	(7,259,919)	6,185,266	7,821,973
Net increase (decrease) in net assets resulting from operations	1,362,081	3,593,381	2,441,112	(3,201,680)	11,117,088	12,445,738
Policy Transactions:
Premium payments received from policy owners	280,541	279,952	312,094	826,357	879,975	1,022,508
Net transfers (including fixed account)	521,597	(201,095)	(53,358)	(1,418,023)	1,364,214	(2,127,480)
Policy charges	(351,930)	(314,548)	(305,253)	(2,327,083)	(2,456,322)	(2,317,603)
Transfers for policy benefits and terminations	(912,799)	(320,401)	(542,437)	(1,120,028)	(1,761,225)	(1,197,116)
Net increase (decrease) in net assets resulting from policy transactions	(462,591)	(556,092)	(588,954)	(4,038,777)	(1,973,358)	(4,619,691)
Net increase (decrease) in net assets	899,490	3,037,289	1,852,158	(7,240,457)	9,143,730	7,826,047
Net Assets:
Beginning of year	14,276,874	11,239,585	9,387,427	164,471,623	155,327,893	147,501,846
End of year	$15,176,364	$14,276,874	$11,239,585	$157,231,166	$164,471,623	$155,327,893

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Mid Cap Stock Index Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$231,968	$244,360	$256,920
Net realized gains (losses)	1,971,934	1,570,936	2,609,859
Change in unrealized gains (losses) on investments	4,240,689	1,176,775	2,641,074
Net increase (decrease) in net assets resulting from operations	6,444,591	2,992,071	5,507,853
Policy Transactions:
Premium payments received from policy owners	638,436	706,005	772,595
Net transfers (including fixed account)	334,296	(1,086,764)	(348,032)
Policy charges	(745,422)	(716,636)	(862,274)
Transfers for policy benefits and terminations	(1,202,609)	(920,509)	(1,156,393)
Net increase (decrease) in net assets resulting from policy transactions	(975,299)	(2,017,904)	(1,594,104)
Net increase (decrease) in net assets	5,469,292	974,167	3,913,749
Net Assets:
Beginning of year	27,110,469	26,136,302	22,222,553
End of year	$32,579,761	$27,110,469	$26,136,302

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII MetLife MSCI EAFE® Index Sub-Account			BHFTII MetLife Russell 2000® Index Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$221,383	$359,327	$308,470	$209,607	$228,920	$206,379
Net realized gains (losses)	198,888	117,033	179,094	2,270,563	1,497,475	2,745,435
Change in unrealized gains (losses) on investments	1,059,914	538,917	2,039,686	1,763,886	2,877,838	2,539,365
Net increase (decrease) in net assets resulting from operations	1,480,185	1,015,277	2,527,250	4,244,056	4,604,233	5,491,179
Policy Transactions:
Premium payments received from policy owners	408,420	431,370	487,636	704,875	760,714	825,515
Net transfers (including fixed account)	(84,093)	(483,039)	849,776	(290,259)	(129,770)	461,619
Policy charges	(395,134)	(404,708)	(429,929)	(836,500)	(777,493)	(820,426)
Transfers for policy benefits and terminations	(533,897)	(330,078)	(652,328)	(709,412)	(1,201,411)	(1,311,767)
Net increase (decrease) in net assets resulting from policy transactions	(604,704)	(786,455)	255,155	(1,131,296)	(1,347,960)	(845,059)
Net increase (decrease) in net assets	875,481	228,822	2,782,405	3,112,760	3,256,273	4,646,120
Net Assets:
Beginning of year	14,473,231	14,244,409	11,462,004	30,043,394	26,787,121	22,141,001
End of year	$15,348,712	$14,473,231	$14,244,409	$33,156,154	$30,043,394	$26,787,121

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,533,403	$2,774,443	$3,168,436
Net realized gains (losses)	23,146,165	18,259,277	19,936,285
Change in unrealized gains (losses) on investments	36,517,099	13,814,945	28,540,113
Net increase (decrease) in net assets resulting from operations	62,196,667	34,848,665	51,644,834
Policy Transactions:
Premium payments received from policy owners	4,802,728	5,287,882	5,882,350
Net transfers (including fixed account)	(2,680,512)	(1,381,784)	1,129,499
Policy charges	(7,806,612)	(8,339,028)	(8,311,504)
Transfers for policy benefits and terminations	(10,217,690)	(10,512,743)	(11,814,878)
Net increase (decrease) in net assets resulting from policy transactions	(15,902,086)	(14,945,673)	(13,114,533)
Net increase (decrease) in net assets	46,294,581	19,902,992	38,530,301
Net Assets:
Beginning of year	232,477,945	212,574,953	174,044,652
End of year	$278,772,526	$232,477,945	$212,574,953

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII MFS® Total Return Sub-Account			BHFTII MFS® Value Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,289,871	$1,611,447	$1,574,695	$1,109,926	$1,285,178	$1,290,398
Net realized gains (losses)	6,518,054	4,050,629	4,319,292	2,221,203	5,052,429	6,069,862
Change in unrealized gains (losses) on investments	3,801,482	1,568,779	8,833,134	19,208,016	(3,740,567)	15,260,570
Net increase (decrease) in net assets resulting from operations	11,609,407	7,230,855	14,727,121	22,539,145	2,597,040	22,620,830
Policy Transactions:
Premium payments received from policy owners	2,677,870	2,778,433	3,043,041	2,898,452	3,079,200	3,250,134
Net transfers (including fixed account)	(487,419)	(1,143,262)	(1,258,882)	(1,145,445)	(1,083,114)	(1,297,930)
Policy charges	(3,198,562)	(3,403,837)	(3,477,064)	(3,331,995)	(3,320,709)	(3,508,613)
Transfers for policy benefits and terminations	(3,994,656)	(3,376,681)	(5,839,487)	(5,073,667)	(3,260,608)	(4,608,887)
Net increase (decrease) in net assets resulting from policy transactions	(5,002,767)	(5,145,347)	(7,532,392)	(6,652,655)	(4,585,231)	(6,165,296)
Net increase (decrease) in net assets	6,606,640	2,085,508	7,194,729	15,886,490	(1,988,191)	16,455,534
Net Assets:
Beginning of year	86,691,452	84,605,944	77,411,215	93,386,324	95,374,515	78,918,981
End of year	$93,298,092	$86,691,452	$84,605,944	$109,272,814	$93,386,324	$95,374,515

The accompanying notes are an integral part of these financial statements.

	BHFTII Neuberger Berman Genesis Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(198,169)	$(97,129)	$(65,783)
Net realized gains (losses)	5,977,040	4,611,333	8,242,153
Change in unrealized gains (losses) on investments	6,154,805	8,833,127	5,516,780
Net increase (decrease) in net assets resulting from operations	11,933,676	13,347,331	13,693,150
Policy Transactions:
Premium payments received from policy owners	1,873,674	1,929,795	2,120,327
Net transfers (including fixed account)	42,703	(952,440)	(541,707)
Policy charges	(1,986,298)	(2,000,314)	(2,050,942)
Transfers for policy benefits and terminations	(3,413,751)	(2,856,714)	(3,313,690)
Net increase (decrease) in net assets resulting from policy transactions	(3,483,672)	(3,879,673)	(3,786,012)
Net increase (decrease) in net assets	8,450,004	9,467,658	9,907,138
Net Assets:
Beginning of year	67,447,253	57,979,595	48,072,457
End of year	$75,897,257	$67,447,253	$57,979,595

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII T. Rowe Price Large Cap Growth Sub-Account			BHFTII T. Rowe Price Small Cap Growth Sub-Account
	2021	2020	2019	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(201,089)	$(61,059)	$19,951	$(57,397)	$(20,982)	$(45,417)
Net realized gains (losses)	7,086,793	4,099,427	5,911,257	2,410,965	1,779,265	2,309,118
Change in unrealized gains (losses) on investments	2,486,955	9,162,632	3,816,247	(391,192)	1,672,455	2,000,602
Net increase (decrease) in net assets resulting from operations	9,372,659	13,201,000	9,747,455	1,962,376	3,430,738	4,264,303
Policy Transactions:
Premium payments received from policy owners	873,401	890,216	920,161	346,116	358,235	356,477
Net transfers (including fixed account)	405,086	(2,078,172)	491,455	(492,355)	(1,282,702)	124,731
Policy charges	(1,343,862)	(1,281,178)	(1,222,564)	(476,961)	(470,607)	(517,098)
Transfers for policy benefits and terminations	(2,470,833)	(2,443,019)	(2,412,742)	(812,702)	(641,065)	(758,256)
Net increase (decrease) in net assets resulting from policy transactions	(2,536,208)	(4,912,153)	(2,223,690)	(1,435,902)	(2,036,139)	(794,146)
Net increase (decrease) in net assets	6,836,451	8,288,847	7,523,765	526,474	1,394,599	3,470,157
Net Assets:
Beginning of year	48,511,005	40,222,158	32,698,393	18,209,383	16,814,784	13,344,627
End of year	$55,347,456	$48,511,005	$40,222,158	$18,735,857	$18,209,383	$16,814,784

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,629,591	$2,557,360	$2,135,842
Net realized gains (losses)	218,287	54,144	143,665
Change in unrealized gains (losses) on investments	(684,367)	239,411	3,941,920
Net increase (decrease) in net assets resulting from operations	1,163,511	2,850,915	6,221,427
Policy Transactions:
Premium payments received from policy owners	1,547,389	1,701,951	1,826,381
Net transfers (including fixed account)	775,430	(200,073)	(437,489)
Policy charges	(1,468,141)	(1,675,808)	(1,781,245)
Transfers for policy benefits and terminations	(2,766,780)	(2,583,141)	(3,048,492)
Net increase (decrease) in net assets resulting from policy transactions	(1,912,102)	(2,757,071)	(3,440,845)
Net increase (decrease) in net assets	(748,591)	93,844	2,780,582
Net Assets:
Beginning of year	48,619,679	48,525,835	45,745,253
End of year	$47,871,088	$48,619,679	$48,525,835

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)
For the years ended December 31, 2021, 2020 and 2019

	BHFTII Western Asset Management U.S. Government Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$257,028	$300,669	$196,945
Net realized gains (losses)	(29,514)	69,193	(11,133)
Change in unrealized gains (losses) on investments	(440,869)	139,231	247,524
Net increase (decrease) in net assets resulting from operations	(213,355)	509,093	433,336
Policy Transactions:
Premium payments received from policy owners	266,973	279,420	312,965
Net transfers (including fixed account)	(492,540)	5,111,996	1,122,288
Policy charges	(278,207)	(323,136)	(298,704)
Transfers for policy benefits and terminations	(1,002,422)	(1,471,283)	(907,722)
Net increase (decrease) in net assets resulting from policy transactions	(1,506,196)	3,596,997	228,827
Net increase (decrease) in net assets	(1,719,551)	4,106,090	662,163
Net Assets:
Beginning of year	12,197,442	8,091,352	7,429,189
End of year	$10,477,891	$12,197,442	$8,091,352

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Equity-Income Sub-Account
	2021	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,710,527	$1,309,278	$1,595,125
Net realized gains (losses)	15,624,848	4,435,570	7,033,777
Change in unrealized gains (losses) on investments	9,544,818	47,832	17,036,475
Net increase (decrease) in net assets resulting from operations	26,880,193	5,792,680	25,665,377
Policy Transactions:
Premium payments received from policy owners	3,159,276	3,508,586	3,764,291
Net transfers (including fixed account)	(1,106,518)	(1,719,706)	(1,553,174)
Policy charges	(3,798,264)	(3,876,077)	(4,170,586)
Transfers for policy benefits and terminations	(6,220,395)	(6,209,323)	(7,259,782)
Net increase (decrease) in net assets resulting from policy transactions	(7,965,901)	(8,296,520)	(9,219,251)
Net increase (decrease) in net assets	18,914,292	(2,503,840)	16,446,126
Net Assets:
Beginning of year	113,979,166	116,483,006	100,036,880
End of year	$132,893,458	$113,979,166	$116,483,006

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

New England Variable Life Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on January 31, 1983 to support the Company's operations with respect to certain variable life insurance policies (the "Policies"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Massachusetts Division of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series® ("American Funds®")

Brighthouse Funds Trust I ("BHFTI")*

Brighthouse Funds Trust II ("BHFTII")*

Fidelity® Variable Insurance Products ("Fidelity® VIP")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. At this time, it continues to not be possible to estimate (i) the severity or duration of the pandemic, including the severity, duration and frequency of any additional "waves" or emerging variants of COVID-19, or (ii) the efficacy or utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company, the Separate Account and/or the Separate Account's investments.

Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests.

2.  LIST OF SUB-ACCOUNTS

Premium payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the policy owner. The following Sub-Accounts had net assets as of December 31, 2021:

American Funds® Global Small Capitalization Sub-Account
American Funds® Growth Sub-Account
American Funds® Growth-Income Sub-Account
American Funds® The Bond Fund of America Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account
BHFTI Brighthouse/Wellington Large Cap Research Sub-Account
BHFTI CBRE Global Real Estate Sub-Account
BHFTI Harris Oakmark International Sub-Account
BHFTI Invesco Global Equity Sub-Account

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF SUB-ACCOUNTS — (Concluded)

BHFTI Invesco Small Cap Growth Sub-Account

BHFTI Loomis Sayles Growth Sub-Account

BHFTI MFS® Research International Sub-Account

BHFTI Morgan Stanley Discovery Sub-Account

BHFTI PIMCO Inflation Protected Bond Sub-Account

BHFTI PIMCO Total Return Sub-Account

BHFTI SSGA Growth and Income ETF Sub-Account

BHFTI SSGA Growth ETF Sub-Account

BHFTI T. Rowe Price Mid Cap Growth Sub-Account

BHFTI Victory Sycamore Mid Cap Value Sub-Account

BHFTII Baillie Gifford International Stock Sub-Account

BHFTII BlackRock Bond Income Sub-Account

BHFTII BlackRock Capital Appreciation Sub-Account

BHFTII BlackRock Ultra-Short Term Bond Sub-Account

BHFTII Brighthouse Asset Allocation 20 Sub-Account

BHFTII Brighthouse Asset Allocation 40 Sub-Account

BHFTII Brighthouse Asset Allocation 60 Sub-Account

BHFTII Brighthouse Asset Allocation 80 Sub-Account

BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account

BHFTII Brighthouse/Wellington Balanced Sub-Account

BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account

BHFTII Frontier Mid Cap Growth Sub-Account

BHFTII Jennison Growth Sub-Account

BHFTII Loomis Sayles Small Cap Core Sub-Account

BHFTII Loomis Sayles Small Cap Growth Sub-Account

BHFTII MetLife Aggregate Bond Index Sub-Account

BHFTII MetLife Mid Cap Stock Index Sub-Account

BHFTII MetLife MSCI EAFE® Index Sub-Account

BHFTII MetLife Russell 2000® Index Sub-Account

BHFTII MetLife Stock Index Sub-Account

BHFTII MFS® Total Return Sub-Account

BHFTII MFS® Value Sub-Account

BHFTII Neuberger Berman Genesis Sub-Account

BHFTII T. Rowe Price Large Cap Growth Sub-Account

BHFTII T. Rowe Price Small Cap Growth Sub-Account

BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account

BHFTII Western Asset Management U.S. Government Sub-Account

Fidelity® VIP Equity-Income Sub-Account

3.  PORTFOLIO CHANGES

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2021:

Name Changes:

Former Name

American Funds® Bond Fund

BHFTI Clarion Global Real Estate Portfolio

New Name

American Funds® The Bond Fund of America

BHFTI CBRE Global Real Estate Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Security Valuation

A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

Premium Payments

The Company deducts a sales charge for certain Policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Sub-Accounts and are credited as policy owner cash value.

Net Transfers

Assets transferred by the policy owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

Each Sub-Account calculates a daily performance measure called a "unit value," which reflects changes in the net asset value per share of the underlying assets of the fund or portfolio including daily charges against the Sub-Account for mortality and expense risk charges, where applicable, and any dividend or capital gain distributions from the fund or portfolio.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS — (Concluded)

The table below represents the range of effective annual rates for the charge for the year ended December 31, 2021:

Mortality and Expense Risk	0.00	% - 0.90%

The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

For some Policies, a Mortality and Expense Risk charge ranging from 0.10% to 0.90% and an Administrative charge ranging from 0.10% to 0.35% is assessed on a monthly basis through the reduction in policy owner cash values. Other policy charges that are assessed through the reduction in policy owner cash values generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Policy administrative charges range from $.02 to $.35 for every $1,000 of the policy face amount and are assessed per policy per month. Policy fees range from $5 to $58.41 and are assessed monthly depending on the policy and the policy year. In addition, the Policies impose a surrender charge if the policy is partially or fully surrendered within the specified surrender charge period that ranges from 0% to 90% of the policy's target premium. Certain Policies have an additional surrender charge that ranges from $0 to $5 per $1,000 of policy face amount. Most Policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0 to $500 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $.86 to $67.77 per $100 of the benefit provided. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts for the years ended December 31, 2021, 2020, and 2019.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, along with separate accounts of Metropolitan Life Insurance Company and its affiliated insurance companies. BHFTI and BHFTII portfolios are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENTS OF INVESTMENTS

	As of December 31		For the year ended December 31
	Shares	Cost ($)	Cost of Purchases ($)			Proceeds from Sales ($)
	2021	2021	2021	2020	2019	2021	2020	2019
American Funds® Global Small Capitalization Sub-Account	2,190,857	47,137,201	2,069,183	4,113,274	4,050,498	4,431,035	5,101,400	4,264,607
American Funds® Growth Sub-Account	3,185,316	223,647,986	53,686,487	8,539,271	26,222,896	24,800,809	22,819,149	16,505,970
American Funds® Growth- Income Sub-Account	2,935,084	122,879,768	4,529,968	7,190,868	18,935,827	12,017,576	10,285,913	10,428,877
American Funds® The Bond Fund of America Sub-Account	1,132,798	12,434,624	1,496,260	2,277,313	1,027,300	747,658	896,505	679,394
BHFTI Brighthouse Asset Allocation 100 Sub-Account	43,829,766	508,313,084	54,219,807	58,083,982	59,241,562	38,718,178	32,249,466	36,356,833
BHFTI Brighthouse/Wellington Large Cap Research Sub-Account	373,115	4,902,366	1,008,594	590,279	761,125	1,085,470	559,861	387,316
BHFTI CBRE Global Real Estate Sub-Account	1,385,302	17,085,222	1,065,307	1,402,194	1,093,777	954,093	2,263,511	2,054,214
BHFTI Harris Oakmark International Sub-Account	3,132,467	44,066,601	1,108,752	2,506,960	5,079,172	3,465,622	3,851,270	4,036,620
BHFTI Invesco Global Equity Sub-Account	465,342	9,642,003	1,481,487	461,465	1,779,610	1,185,999	1,084,673	1,600,190
BHFTI Invesco Small Cap Growth Sub-Account	683,565	10,553,468	3,835,537	1,072,435	1,206,498	1,609,693	805,748	418,694
BHFTI Loomis Sayles Growth Sub-Account	2,923,249	37,170,151	2,191,249	13,819,321	5,174,492	3,138,477	2,986,870	3,698,872
BHFTI MFS® Research International Sub-Account	6,708,023	80,323,818	5,133,045	5,759,560	5,156,319	5,668,430	5,009,402	5,713,926
BHFTI Morgan Stanley Discovery Sub-Account	2,586,711	56,418,307	34,187,970	9,158,218	5,697,145	8,935,715	3,916,839	2,396,655
BHFTI PIMCO Inflation Protected Bond Sub-Account	875,550	9,265,811	1,143,579	1,012,444	600,079	1,550,719	1,124,483	1,045,847
BHFTI PIMCO Total Return Sub-Account	4,490,420	53,274,777	4,477,959	4,273,201	3,801,049	3,021,790	5,098,316	3,795,256
BHFTI SSGA Growth and Income ETF Sub-Account	592,261	6,872,499	810,657	703,205	690,933	658,986	719,004	1,693,934
BHFTI SSGA Growth ETF Sub-Account	767,285	8,938,680	785,723	774,959	1,057,994	774,695	1,944,909	777,246
BHFTI T. Rowe Price Mid Cap Growth Sub-Account	4,213,159	43,578,154	5,167,554	5,796,283	7,696,753	4,496,911	4,680,519	3,975,104
BHFTI Victory Sycamore Mid Cap Value Sub-Account	1,391,646	24,671,556	2,088,773	2,039,203	1,552,180	2,580,795	2,214,795	2,715,416
BHFTII Baillie Gifford International Stock Sub-Account	2,197,451	24,804,825	3,816,685	2,417,421	2,272,051	1,832,966	1,357,296	2,313,663
BHFTII BlackRock Bond Income Sub-Account	1,287,499	140,214,324	7,890,515	8,988,125	6,788,415	10,683,649	7,275,366	7,631,883
BHFTII BlackRock Capital Appreciation Sub-Account	6,113,410	203,406,774	42,512,518	30,592,219	36,582,416	23,317,103	18,669,551	17,889,653
BHFTII BlackRock Ultra-Short Term Bond Sub-Account	315,165	31,686,888	4,998,910	8,169,675	4,310,427	9,157,541	6,129,356	4,502,468
BHFTII Brighthouse Asset Allocation 20 Sub-Account	404,296	4,524,274	887,034	691,486	657,334	555,535	1,286,601	1,163,636
BHFTII Brighthouse Asset Allocation 40 Sub-Account	706,567	8,049,828	871,771	1,144,512	1,115,456	682,018	1,624,780	1,228,824
BHFTII Brighthouse Asset Allocation 60 Sub-Account	4,235,237	49,105,684	6,533,852	6,002,223	6,086,283	4,703,423	4,733,166	5,581,018

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENTS OF INVESTMENTS — (Concluded)

	As of December 31		For the year ended December 31
	Shares	Cost ($)	Cost of Purchases ($)			Proceeds from Sales ($)
	2021	2021	2021	2020	2019	2021	2020	2019
BHFTII Brighthouse Asset Allocation 80 Sub-Account	5,479,677	66,221,194	8,078,883	8,923,403	9,076,929	8,508,955	4,062,328	5,391,172
BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account	441,659	94,307,240	5,329,578	3,271,192	13,029,185	8,414,170	6,253,007	7,083,173
BHFTII Brighthouse/Wellington Balanced Sub-Account	609,465	11,783,873	2,241,784	1,717,423	1,941,394	1,408,071	1,680,402	720,472
BHFTII Brighthouse/Wellington Core Equity Opportunities Sub-Account	9,244,578	266,992,920	22,467,358	36,332,251	28,631,530	23,997,604	21,488,043	22,544,826
BHFTII Frontier Mid Cap Growth Sub-Account	126,386	4,328,877	892,383	613,143	998,138	715,938	1,009,261	334,976
BHFTII Jennison Growth Sub-Account	1,471,469	23,288,392	7,101,288	4,389,381	3,459,374	3,523,172	1,960,651	3,086,519
BHFTII Loomis Sayles Small Cap Core Sub-Account	562,360	130,701,265	11,308,213	11,170,188	14,777,526	11,290,304	9,992,228	10,974,561
BHFTII Loomis Sayles Small Cap Growth Sub-Account	931,059	12,166,131	2,386,065	1,811,729	2,127,819	1,539,239	1,001,421	1,022,758
BHFTII MetLife Aggregate Bond Index Sub-Account	14,242,025	157,037,864	4,929,161	6,848,472	5,324,082	4,976,036	4,070,434	5,223,766
BHFTII MetLife Mid Cap Stock Index Sub-Account	1,461,682	23,680,699	2,784,870	2,194,036	3,090,500	2,053,622	2,495,506	2,027,346
BHFTII MetLife MSCI EAFE® Index Sub-Account	949,217	12,129,683	612,669	1,215,377	2,246,512	996,136	1,576,283	1,586,697
BHFTII MetLife Russell 2000® Index Sub-Account	1,367,873	23,392,180	2,573,682	2,559,083	3,775,836	1,834,477	2,346,421	2,010,767
BHFTII MetLife Stock Index Sub-Account	3,878,690	153,902,039	20,615,545	18,270,299	21,544,433	18,475,011	17,715,279	16,879,332
BHFTII MFS® Total Return Sub-Account	501,233	74,101,133	7,322,129	5,803,718	5,838,592	5,664,275	5,948,702	8,551,737
BHFTII MFS® Value Sub-Account	5,715,276	84,992,911	3,560,780	8,119,656	8,092,267	8,058,130	6,115,485	7,096,753
BHFTII Neuberger Berman Genesis Sub-Account	2,856,452	50,031,932	5,159,868	4,260,599	7,740,833	4,250,843	4,304,113	4,130,279
BHFTII T. Rowe Price Large Cap Growth Sub-Account	1,797,043	39,397,527	7,756,322	5,175,717	7,360,841	4,781,897	6,976,376	4,027,491
BHFTII T. Rowe Price Small Cap Growth Sub-Account	693,408	14,851,341	2,585,735	2,129,733	2,862,064	2,156,841	2,634,614	1,584,244
BHFTII Western Asset Management Strategic Bond Opportunities Sub-Account	3,486,524	45,290,286	3,697,933	4,204,394	3,389,185	3,981,271	4,390,802	4,703,562
BHFTII Western Asset Management U.S. Government Sub-Account	904,504	10,764,689	1,918,168	8,731,105	1,587,194	3,171,165	4,833,377	1,161,461
Fidelity® VIP Equity-Income Sub-Account	5,081,659	113,286,362	17,266,631	7,114,278	9,358,793	9,556,361	9,279,712	9,984,619

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of total returns and expenses as a percentage of average net assets, excluding expenses for the underlying fund or portfolio, and the investment income ratio to average net assets, for each of the five years ended December 31, 2021. The table shows the ranges of total returns of the Sub-Accounts for all Policies investing in the Separate Account. The total return reflects the appropriate mortality and expense risk charged against the Sub-Account assets, where applicable, for each type of policy. These figures do not reflect charges deducted from the premiums and the cash values of the Policies as such charges will affect the actual cash values and benefits of the Policies.

			For the year ended December 31
		Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
American Funds® Global Small Capitalization	2021	72,159,043	—	0.00 - 0.90	5.78 - 6.74
Sub-Account	2020	71,352,003	0.17	0.00 - 0.90	28.56 - 29.72
	2019	59,683,995	0.16	0.00 - 0.90	30.34 - 31.52
	2018	48,635,962	0.08	0.00 - 0.90	(11.35) - (10.55)
	2017	58,265,219	0.43	0.00 - 0.90	24.77 - 25.89
American Funds® Growth	2021	402,224,322	0.22	0.00 - 0.90	20.90 - 21.99
Sub-Account	2020	351,698,217	0.32	0.00 - 0.90	50.71 - 52.08
	2019	246,759,213	0.75	0.00 - 0.90	29.60 - 30.77
	2018	202,316,935	0.43	0.00 - 0.90	(1.15) - (0.25)
	2017	222,687,488	0.50	0.00 - 0.90	27.15 - 28.29
American Funds® Growth-Income	2021	195,005,952	1.13	0.00 - 0.90	22.98 - 24.10
Sub-Account	2020	167,186,702	1.37	0.00 - 0.90	12.53 - 13.55
	2019	156,578,780	1.68	0.00 - 0.90	25.01 - 26.14
	2018	131,712,832	1.39	0.00 - 0.90	(2.67) - (1.79)
	2017	143,362,518	1.39	0.00 - 0.90	21.29 - 22.38
American Funds® The Bond Fund of America	2021	12,528,800	1.40	0.00 - 0.90	(1.20) - (0.31)
Sub-Account	2020	12,500,158	2.20	0.00 - 0.90	8.75 - 9.73
	2019	10,456,680	2.62	0.00 - 0.90	8.38 - 9.36
	2018	9,483,768	2.38	0.00 - 0.90	(1.61) - (0.71)
	2017	9,768,443	1.92	0.00 - 0.90	2.74 - 3.66
BHFTI Brighthouse Asset Allocation 100	2021	633,343,670	1.31	0.00 - 0.90	17.28 - 18.34
Sub-Account	2020	569,238,378	1.39	0.00 - 0.90	18.16 - 19.23
	2019	509,770,946	1.78	0.00 - 0.90	26.65 - 27.79
	2018	430,103,756	1.26	0.00 - 0.90	(10.61) - (9.80)
	2017	513,088,995	1.46	0.00 - 0.90	22.11 - 23.21
BHFTI Brighthouse/Wellington Large Cap Research	2021	7,096,646	0.85	0.00 - 0.90	23.37 - 24.48
Sub-Account	2020	6,403,920	1.13	0.00 - 0.90	21.27 - 22.37
	2019	5,616,046	1.15	0.00 - 0.90	30.99 - 32.17
	2018	4,490,717	1.04	0.00 - 0.90	(6.92) - (6.08)
	2017	4,970,918	1.10	0.00 - 0.90	21.09 - 22.18
BHFTI CBRE Global Real Estate	2021	20,818,339	3.04	0.00 - 0.90	33.49 - 34.70
Sub-Account	2020	15,851,256	4.68	0.00 - 0.90	(5.63) - (4.78)
	2019	18,693,195	3.29	0.00 - 0.90	23.98 - 25.10
	2018	16,283,872	6.15	0.00 - 0.90	(9.18) - (8.36)
	2017	19,394,771	3.69	0.00 - 0.90	9.98 - 10.97

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

			For the year ended December 31
		Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Harris Oakmark International	2021	45,421,797	0.85	0.00 - 0.90	7.69 - 8.66
Sub-Account	2020	44,349,601	3.25	0.00 - 0.90	4.42 - 5.37
	2019	46,432,224	2.42	0.00 - 0.90	23.72 - 24.83
	2018	40,167,457	1.94	0.00 - 0.90	(24.42) - (23.73)
	2017	56,846,504	1.81	0.00 - 0.90	29.61 - 30.78
BHFTI Invesco Global Equity	2021	15,193,441	0.13	0.00 - 0.90	14.72 - 15.76
Sub-Account	2020	13,372,170	0.88	0.00 - 0.90	26.77 - 27.92
	2019	11,266,055	1.04	0.00 - 0.90	30.73 - 31.91
	2018	9,579,271	1.27	0.00 - 0.90	(13.75) - (12.96)
	2017	10,811,611	1.09	0.00 - 0.90	35.90 - 37.12
BHFTI Invesco Small Cap Growth	2021	11,655,070	—	0.00 - 0.90	6.16 - 7.12
Sub-Account	2020	10,851,318	0.09	0.00 - 0.90	55.83 - 57.24
	2019	7,068,268	—	0.00 - 0.90	23.52 - 24.64
	2018	5,915,058	—	0.00 - 0.90	(9.59) - (8.77)
	2017	6,329,540	—	0.00 - 0.90	24.49 - 25.61
BHFTI Loomis Sayles Growth	2021	48,495,882	0.20	0.00 - 0.90	17.60 - 18.66
Sub-Account	2020	43,110,770	0.83	0.00 - 0.90	31.35 - 32.54
	2019	34,721,631	1.05	0.00 - 0.90	22.72 - 23.83
	2018	30,968,116	0.81	0.00 - 0.90	(7.65) - (6.81)
	2017	37,136,218	0.94	0.00 - 0.90	17.64 - 18.70
BHFTI MFS® Research International	2021	99,338,947	1.15	0.00 - 0.90	10.98 - 11.98
Sub-Account	2020	93,495,573	2.44	0.00 - 0.90	12.26 - 13.27
	2019	86,644,652	1.59	0.00 - 0.90	27.54 - 28.69
	2018	72,124,880	2.20	0.00 - 0.90	(14.58) - (13.81)
	2017	91,033,360	1.96	0.00 - 0.90	27.36 - 28.51
BHFTI Morgan Stanley Discovery	2021	57,551,541	—	0.00 - 0.90	(11.34) - (10.54)
Sub-Account	2020	71,143,509	—	0.00 - 0.90	151.49 - 153.77
	2019	29,081,623	—	0.00 - 0.90	39.21 - 40.47
	2018	22,087,569	—	0.00 - 0.90	9.42 - 10.41
	2017	21,504,264	0.34	0.00 - 0.90	39.10 - 40.36
BHFTI PIMCO Inflation Protected Bond	2021	9,927,680	0.96	0.00 - 0.90	4.67 - 5.61
Sub-Account	2020	9,905,145	2.99	0.00 - 0.90	10.85 - 11.85
	2019	9,249,729	3.60	0.00 - 0.90	7.52 - 8.49
	2018	9,271,005	1.91	0.00 - 0.90	(3.01) - (2.13)
	2017	10,455,794	1.77	0.00 - 0.90	2.88 - 3.81
BHFTI PIMCO Total Return	2021	52,224,522	1.98	0.00 - 0.90	(2.02) - (1.13)
Sub-Account	2020	54,633,340	4.02	0.00 - 0.90	7.84 - 8.82
	2019	53,127,548	3.05	0.00 - 0.90	7.71 - 8.69
	2018	50,404,450	1.57	0.00 - 0.90	(0.87) - 0.03
	2017	53,127,215	1.97	0.00 - 0.90	3.84 - 4.77
BHFTI SSGA Growth and Income ETF	2021	7,859,216	1.97	0.00 - 0.75	12.76 - 13.61
Sub-Account	2020	7,230,658	2.93	0.00 - 0.75	9.31 - 10.14
	2019	7,001,852	2.59	0.00 - 0.75	18.98 - 19.88
	2018	7,235,637	2.55	0.00 - 0.75	(6.99) - (6.29)
	2017	8,558,772	2.67	0.00 - 0.75	15.35 - 16.21

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

			For the year ended December 31
		Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI SSGA Growth ETF	2021	10,634,522	1.64	0.00 - 0.90	16.83 - 17.88
Sub-Account	2020	9,645,240	2.69	0.00 - 0.90	10.06 - 11.06
	2019	10,509,729	2.19	0.00 - 0.90	21.50 - 22.60
	2018	9,075,522	2.24	0.00 - 0.90	(9.27) - (8.44)
	2017	10,937,017	2.23	0.00 - 0.90	18.91 - 19.98
BHFTI T. Rowe Price Mid Cap Growth	2021	55,194,134	—	0.00 - 0.90	14.11 - 15.15
Sub-Account	2020	51,642,693	0.25	0.00 - 0.90	23.19 - 24.30
	2019	44,976,391	0.26	0.00 - 0.90	30.24 - 31.42
	2018	36,856,260	—	0.00 - 0.90	(2.89) - (2.01)
	2017	39,340,539	—	0.00 - 0.90	24.02 - 25.13
BHFTI Victory Sycamore Mid Cap Value	2021	33,594,084	1.29	0.00 - 0.90	30.95 - 32.13
Sub-Account	2020	26,854,618	1.63	0.00 - 0.90	6.90 - 7.87
	2019	27,054,740	1.31	0.00 - 0.90	28.19 - 29.35
	2018	22,926,572	0.80	0.00 - 0.90	(10.77) - (9.95)
	2017	27,595,007	1.15	0.00 - 0.90	8.79 - 9.77
BHFTII Baillie Gifford International Stock	2021	30,852,315	0.94	0.00 - 0.90	(1.64) - (0.76)
Sub-Account	2020	32,563,381	1.96	0.00 - 0.90	25.44 - 26.58
	2019	26,690,065	1.34	0.00 - 0.90	31.63 - 32.82
	2018	21,650,752	1.18	0.00 - 0.90	(17.76) - (17.01)
	2017	26,939,614	1.22	0.00 - 0.90	33.94 - 35.15
BHFTII BlackRock Bond Income	2021	139,255,640	2.68	0.00 - 0.90	(1.33) - (0.44)
Sub-Account	2020	149,313,915	3.66	0.00 - 0.90	7.62 - 8.60
	2019	140,940,807	3.72	0.00 - 0.90	8.84 - 9.83
	2018	134,000,905	3.37	0.00 - 0.90	(1.25) - (0.36)
	2017	137,938,646	3.12	0.00 - 0.90	3.17 - 4.10
BHFTII BlackRock Capital Appreciation	2021	343,559,217	—	0.00 - 0.90	20.12 - 21.20
Sub-Account	2020	304,220,974	—	0.00 - 0.90	39.40 - 40.66
	2019	232,012,188	0.21	0.00 - 0.90	31.66 - 32.85
	2018	189,164,615	0.12	0.00 - 0.90	1.50 - 2.43
	2017	198,119,321	0.10	0.00 - 0.90	32.73 - 33.93
BHFTII BlackRock Ultra-Short Term Bond	2021	31,458,508	0.34	0.00 - 0.90	(1.09) - (0.19)
Sub-Account	2020	35,799,475	1.95	0.00 - 0.90	(0.47) - 0.43
	2019	34,304,689	1.80	0.00 - 0.90	1.21 - 2.13
	2018	34,396,053	1.01	0.00 - 0.90	0.89 - 1.81
	2017	37,461,051	0.34	0.00 - 0.90	(0.01) - 0.89
BHFTII Brighthouse Asset Allocation 20	2021	4,641,252	3.21	0.00 - 0.90	3.07 - 4.01
Sub-Account	2020	4,338,585	3.01	0.00 - 0.90	8.72 - 9.70
	2019	4,791,184	2.43	0.00 - 0.90	11.14 - 12.14
	2018	4,957,820	2.45	0.00 - 0.90	(3.29) - (2.41)
	2017	6,433,767	2.32	0.00 - 0.90	6.20 - 7.16
BHFTII Brighthouse Asset Allocation 40	2021	8,542,374	2.90	0.00 - 0.90	6.72 - 7.68
Sub-Account	2020	8,267,158	2.89	0.00 - 0.90	10.31 - 11.31
	2019	8,544,702	2.40	0.00 - 0.90	14.91 - 15.94
	2018	8,027,284	2.25	0.00 - 0.90	(5.12) - (4.25)
	2017	8,819,135	2.05	0.00 - 0.90	10.02 - 11.01

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

			For the year ended December 31
		Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Brighthouse Asset Allocation 60	2021	54,717,086	2.34	0.00 - 0.90	10.18 - 11.17
Sub-Account	2020	51,255,030	2.44	0.00 - 0.90	13.06 - 14.09
	2019	47,952,358	2.18	0.00 - 0.90	18.77 - 19.85
	2018	43,738,760	1.86	0.00 - 0.90	(6.78) - (5.93)
	2017	50,764,816	1.94	0.00 - 0.90	13.91 - 14.93
BHFTII Brighthouse Asset Allocation 80	2021	80,386,613	1.88	0.00 - 0.90	13.85 - 14.87
Sub-Account	2020	76,435,929	2.05	0.00 - 0.90	15.96 - 17.01
	2019	67,894,896	2.01	0.00 - 0.90	22.92 - 24.04
	2018	58,315,457	1.55	0.00 - 0.90	(8.74) - (7.91)
	2017	65,455,770	1.77	0.00 - 0.90	18.37 - 19.44
BHFTII Brighthouse/Artisan Mid Cap Value	2021	128,332,486	0.92	0.00 - 0.90	25.77 - 26.91
Sub-Account	2020	106,861,960	0.95	0.00 - 0.90	5.29 - 6.25
	2019	106,984,048	0.76	0.00 - 0.90	22.64 - 23.75
	2018	92,396,923	0.63	0.00 - 0.90	(13.98) - (13.20)
	2017	113,148,119	0.70	0.00 - 0.90	11.81 - 12.82
BHFTII Brighthouse/Wellington Balanced	2021	13,759,502	1.84	0.00 - 0.75	13.17 - 14.02
Sub-Account	2020	12,576,876	2.19	0.00 - 0.75	16.84 - 17.72
	2019	11,444,771	2.18	0.00 - 0.75	22.07 - 22.99
	2018	8,959,252	1.72	0.00 - 0.90	(4.63) - (3.76)
	2017	8,334,808	1.96	0.00 - 0.90	14.11 - 15.14
BHFTII Brighthouse/Wellington Core Equity	2021	369,502,556	1.39	0.00 - 0.90	23.31 - 24.43
Opportunities	2020	318,494,851	1.61	0.00 - 0.90	10.27 - 11.27
Sub-Account	2019	308,154,859	1.61	0.00 - 0.90	29.76 - 30.94
	2018	254,127,744	1.75	0.00 - 0.90	(0.99) - (0.09)
	2017	274,249,693	1.56	0.00 - 0.90	18.00 - 19.07
BHFTII Frontier Mid Cap Growth	2021	5,528,488	—	0.00 - 0.90	13.65 - 14.68
Sub-Account	2020	5,312,965	—	0.00 - 0.90	30.51 - 31.70
	2019	4,890,098	—	0.00 - 0.90	31.94 - 33.13
	2018	3,606,361	—	0.00 - 0.90	(6.49) - (5.64)
	2017	4,135,702	—	0.00 - 0.90	24.14 - 25.26
BHFTII Jennison Growth	2021	30,682,857	—	0.00 - 0.90	16.12 - 17.17
Sub-Account	2020	28,411,368	0.21	0.00 - 0.90	55.39 - 56.80
	2019	18,150,531	0.45	0.00 - 0.90	31.64 - 32.83
	2018	15,539,696	0.34	0.00 - 0.90	(0.55) - 0.35
	2017	15,693,486	0.31	0.00 - 0.90	36.10 - 37.32
BHFTII Loomis Sayles Small Cap Core	2021	172,702,127	0.08	0.00 - 0.90	20.86 - 21.95
Sub-Account	2020	150,416,656	0.13	0.00 - 0.90	11.06 - 12.07
	2019	144,837,269	0.03	0.00 - 0.90	24.41 - 25.54
	2018	124,446,520	0.02	0.00 - 0.90	(11.87) - (11.07)
	2017	151,175,342	0.29	0.00 - 0.90	14.21 - 15.24
BHFTII Loomis Sayles Small Cap Growth	2021	15,176,364	—	0.00 - 0.90	9.02 - 10.00
Sub-Account	2020	14,276,874	—	0.00 - 0.90	33.14 - 34.34
	2019	11,239,585	—	0.00 - 0.90	25.74 - 26.88
	2018	9,387,427	—	0.00 - 0.90	(0.36) - 0.55
	2017	10,465,659	—	0.00 - 0.90	25.90 - 27.04

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

			For the year ended December 31
		Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII MetLife Aggregate Bond Index	2021	157,231,166	2.54	0.00 - 0.90	(2.81) - (1.93)
Sub-Account	2020	164,471,623	2.97	0.00 - 0.90	6.25 - 7.21
	2019	155,327,893	3.14	0.00 - 0.90	7.66 - 8.64
	2018	147,501,846	3.03	0.00 - 0.90	(1.07) - (0.18)
	2017	148,922,894	2.89	0.00 - 0.90	2.34 - 3.26
BHFTII MetLife Mid Cap Stock Index	2021	32,579,761	1.08	0.00 - 0.90	23.28 - 24.40
Sub-Account	2020	27,110,469	1.42	0.00 - 0.90	12.38 - 13.39
	2019	26,136,302	1.39	0.00 - 0.90	24.82 - 25.95
	2018	22,222,553	1.24	0.00 - 0.90	(12.10) - (11.30)
	2017	27,581,989	1.38	0.00 - 0.90	14.91 - 15.95
BHFTII MetLife MSCI EAFE® Index	2021	15,348,712	1.80	0.00 - 0.90	9.73 - 10.72
Sub-Account	2020	14,473,231	3.14	0.00 - 0.90	6.88 - 7.85
	2019	14,244,409	2.69	0.00 - 0.90	20.84 - 21.93
	2018	11,462,004	2.94	0.00 - 0.90	(14.69) - (13.91)
	2017	13,935,761	2.66	0.00 - 0.90	23.79 - 24.90
BHFTII MetLife Russell 2000® Index	2021	33,156,154	0.99	0.00 - 0.90	13.49 - 14.52
Sub-Account	2020	30,043,394	1.33	0.00 - 0.90	18.55 - 19.62
	2019	26,787,121	1.19	0.00 - 0.90	24.50 - 25.62
	2018	22,141,001	1.11	0.00 - 0.90	(11.77) - (10.97)
	2017	26,045,769	1.21	0.00 - 0.90	13.64 - 14.67
BHFTII MetLife Stock Index	2021	278,772,526	1.50	0.00 - 0.90	27.21 - 28.36
Sub-Account	2020	232,477,945	1.86	0.00 - 0.90	17.04 - 18.10
	2019	212,574,953	2.12	0.00 - 0.90	29.97 - 31.15
	2018	174,044,652	1.78	0.00 - 0.90	(5.46) - (4.60)
	2017	196,390,554	1.76	0.00 - 0.90	20.45 - 21.54
BHFTII MFS® Total Return	2021	93,298,092	1.87	0.00 - 0.90	13.19 - 14.22
Sub-Account	2020	86,691,452	2.47	0.00 - 0.90	8.78 - 9.76
	2019	84,605,944	2.38	0.00 - 0.90	19.29 - 20.37
	2018	77,411,215	2.31	0.00 - 0.90	(6.42) - (5.57)
	2017	87,852,471	2.52	0.00 - 0.90	11.44 - 12.44
BHFTII MFS® Value	2021	109,272,814	1.55	0.00 - 0.90	24.42 - 25.54
Sub-Account	2020	93,386,324	1.98	0.00 - 0.90	3.03 - 3.96
	2019	95,374,515	1.92	0.00 - 0.90	28.97 - 30.13
	2018	78,918,981	1.54	0.00 - 0.90	(10.86) - (10.05)
	2017	80,820,972	2.02	0.00 - 0.90	16.95 - 18.00
BHFTII Neuberger Berman Genesis	2021	75,897,257	0.08	0.00 - 0.90	17.35 - 18.41
Sub-Account	2020	67,447,253	0.18	0.00 - 0.90	23.98 - 25.11
	2019	57,979,595	0.23	0.00 - 0.90	28.52 - 29.68
	2018	48,072,457	0.35	0.00 - 0.90	(7.54) - (6.70)
	2017	55,806,875	0.41	0.00 - 0.90	14.72 - 15.75
BHFTII T. Rowe Price Large Cap Growth	2021	55,347,456	—	0.00 - 0.90	19.15 - 20.22
Sub-Account	2020	48,511,005	0.23	0.00 - 0.90	35.72 - 36.95
	2019	40,222,158	0.42	0.00 - 0.90	29.81 - 30.99
	2018	32,698,393	0.42	0.00 - 0.90	(1.83) - (0.94)
	2017	35,203,993	0.30	0.00 - 0.90	32.66 - 33.86

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS — (Concluded)

			For the year ended December 31
		Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII T. Rowe Price Small Cap Growth	2021	18,735,857	0.03	0.00 - 0.90	10.67 - 11.67
Sub-Account	2020	18,209,383	0.20	0.00 - 0.90	23.22 - 24.34
	2019	16,814,784	0.05	0.00 - 0.90	31.97 - 33.16
	2018	13,344,627	0.12	0.00 - 0.90	(7.39) - (6.55)
	2017	15,203,485	0.32	0.00 - 0.90	21.79 - 22.88
BHFTII Western Asset Management Strategic Bond	2021	47,871,088	3.73	0.00 - 0.90	1.90 - 2.82
Opportunities Sub-Account	2020	48,619,679	5.89	0.00 - 0.90	5.95 - 6.92
	2019	48,525,835	4.85	0.00 - 0.90	13.46 - 14.49
	2018	45,745,253	5.37	0.00 - 0.90	(4.66) - (3.80)
	2017	51,856,476	3.93	0.00 - 0.90	7.26 - 8.23
BHFTII Western Asset Management U.S. Government	2021	10,477,891	2.69	0.00 - 0.90	(2.40) - (1.52)
Sub-Account	2020	12,197,442	3.10	0.00 - 0.90	4.30 - 5.24
	2019	8,091,352	2.82	0.00 - 0.90	5.08 - 6.03
	2018	7,429,189	2.31	0.00 - 0.90	0.06 - 0.97
	2017	7,500,641	2.65	0.00 - 0.90	1.02 - 1.93
Fidelity® VIP Equity-Income	2021	132,893,458	1.90	0.00 - 0.90	23.77 - 24.89
Sub-Account	2020	113,979,166	1.82	0.00 - 0.90	5.74 - 6.69
	2019	116,483,006	2.00	0.00 - 0.90	26.30 - 27.44
	2018	100,036,880	2.25	0.00 - 0.90	(9.12) - (8.29)
	2017	117,123,029	1.71	0.00 - 0.90	11.89 - 12.89

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude mortality and expense risk charges. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests.

2  These amounts represent annualized policy expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of cash values and expenses of the underlying fund or portfolio have been excluded.

3  The total return of a Sub-Account is calculated by taking the difference between the Sub-Account's ending unit value and the beginning unit value for the period and dividing it by the beginning unit value for the period. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

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New England Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc. 31, 2021, 2020, and 2019)

Index to Statutory Basis Financial Statements

1

Deloitte & Touche LLP

650 S Tryon Street,

Suite 1800 Charlotte, NC 28202

USA

Tel: +1 704 887 1500

Fax: +1 704 887 1570

www.deloitte.com

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Stockholder of
New England Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of New England Life Insurance Company (a wholly-owned subsidiary of Brighthouse Financial, Inc.) (the "Company"), which comprise the statutory- basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2021, and the related notes to the statutory-basis financial statements.

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Commonwealth of Massachusetts Division of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

2

Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•  Exercise professional judgment and maintain professional skepticism throughout the audit.

•  Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•  Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•  Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•  Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2021 audit was conducted for the purpose of forming an opinion on the 2021 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule and the supplemental schedule of selected financial data as of and for the year ended December 31, 2021, are presented for purposes of additional analysis and are not a required part of the 2021 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2021 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2021 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Charlotte, NC
April 12, 2022

3

New England Life Insurance Company
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2021 and 2020

(In millions, except share data)

	2021	2020
Admitted Assets
Bonds	$956	$999
Mortgage loans	63	86
Cash, cash equivalents and short-term investments	80	57
Contract loans	396	407
Derivative assets	10	10
Other invested assets	15	17
Total invested assets	1,520	1,576
Investment income due and accrued	18	18
Premiums and annuity considerations deferred and uncollected	9	12
Net deferred tax asset	18	20
Other assets	53	40
Total assets excluding Separate Accounts	1,618	1,666
Separate Account assets	8,239	7,983
Total Admitted Assets	$9,857	$9,649
Liabilities and Capital and Surplus
Liabilities
Reserves for life and health insurance and annuities	$1,098	$1,140
Liability for deposit-type contracts	12	12
Dividends due to policyholders	3	3
Interest maintenance reserve	17	19
Other policy liabilities	49	44
Asset valuation reserve	13	13
Payable for collateral received	12	14
Funds held under reinsurance treaties	78	73
Employee benefit plans	105	111
Net transfers to (from) Separate Accounts due and accrued	(10)	(12)
Amounts withheld or retained as agent or trustee	69	68
Other liabilities	33	30
Total liabilities excluding Separate Accounts	1,479	1,515
Separate Account liabilities	8,239	7,983
Total Liabilities	9,718	9,498
Capital and Surplus
Capital stock (par value $125 per share, 50,000 shares authorized, 20,000 issued and outstanding)	3	3
Paid-in surplus	2	2
Unassigned surplus (deficit)	134	146
Total Capital and Surplus	139	151
Total Liabilities and Capital and Surplus	$9,857	$9,649

See accompanying notes to statutory financial statements
4

New England Life Insurance Company

Statutory Statements of Operations and Changes in Capital and Surplus
For the Years Ended December 31, 2021, 2020, and 2019

(In millions)

	2021	2020	2019
Income
Premiums and annuity considerations	$91	$126	$150
Considerations for supplementary contracts and dividend accumulations	6	5	4
Net investment income	65	68	71
Reserve adjustments on reinsurance ceded	(581)	(398)	(507)
Other income (loss)	199	146	155
Total income	(220)	(53)	(127)
Benefits and Expenses
Benefit payments	508	436	489
Changes to reserves, deposit funds and other policy liabilities	9	(46)	(7)
Insurance expenses and taxes (other than Federal income and capital gains taxes)	57	63	69
Net transfers to (from) Separate Accounts	(838)	(631)	(739)
Total benefits and expenses before dividends to policyholders	(264)	(178)	(188)
Gain (loss) from operations before dividends to policyholders and Federal income tax	44	125	61
Dividends to policyholders	4	4	4
Gain (loss) from operations before Federal income tax	40	121	57
Federal income tax expense (benefit) (excluding income tax on capital gains and losses)	2	16	(3)
Gain (loss) from operations	38	105	60
Net realized capital gains (losses), net of Federal income tax and interest maintenance reserve transfer	2	—	1
Net Income (Loss)	40	105	61
Changes in Capital and Surplus
Change in General Account net unrealized capital gains (losses)	—	1	—
Change in net deferred income tax	(3)	(5)	(11)
Change in nonadmitted assets	—	6	(5)
Change in asset valuation reserve	—	(1)	(2)
Capital and surplus paid in (out)	—	2	—
Change in surplus as a result of reinsurance	(3)	(3)	(3)
Dividends to stockholder	(44)	(61)	(131)
Other — net	(2)	(9)	(6)
Net Change in Capital and Surplus	(12)	35	(97)
Capital and Surplus at Beginning of Year	151	116	213
Capital and Surplus at End of Year	$139	$151	$116

See accompanying notes to statutory financial statements
5

New England Life Insurance Company

Statutory Statements of Cash Flow
For the Years Ended December 31, 2021, 2020, and 2019

(In millions)

	2021	2020	2019
Cash from operations
Premiums and annuity considerations, net of reinsurance, received	$191	$150	$133
Net investment income received	64	66	67
Other income (loss) received	152	144	153
Total receipts	407	360	353
Benefits paid	1,100	814	960
Insurance expenses and taxes paid (other than Federal income and capital gains taxes)	101	66	73
Net transfers to (from) Separate Accounts	(841)	(627)	(743)
Dividends paid to policyholders	4	4	4
Federal income tax paid (recovered) (net of tax on capital gains and losses)	7	10	7
Total payments	371	267	301
Net cash provided by (used in) operations	36	93	52
Cash from investments
Proceeds from invested assets sold, matured or repaid	183	127	606
Cost of invested assets acquired	(115)	(179)	(502)
Net change in contract loans	12	9	3
Net cash provided by (used in) investments	80	(43)	107
Cash from financing and other sources
Net capital changes paid in (out)	—	2	—
Dividends to stockholder	(44)	(61)	(131)
Net change in deposit-type contracts	(1)	1	2
Net change in payable for collateral received	(2)	(2)	6
Other-net	(46)	(12)	(7)
Net cash provided by (used in) financing and other sources	(93)	(72)	(130)
Net change in cash, cash equivalents and short-term investments	23	(22)	29
Cash, cash equivalents and short-term investments:
Beginning of year	57	79	50
End of year	$80	$57	$79
Supplemental disclosures of cash flow information for non-cash transactions:
Initial settlement of ceded premiums related to reinsurance agreement	$(92)	$—	$—
Initial settlement of funds withheld related to reinsurance agreement	$50	$—	$—
Initial settlement of commissions related to reinsurance agreement	$42	$—	$—

See accompanying notes to statutory financial statements
6

New England Life Insurance Company

Notes to Statutory Financial Statements
For the Years Ended December 31, 2021, 2020, and 2019

Note 1 — Summary of Significant Accounting Policies

Business

The New England Life Insurance Company (the "Company") is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("Brighthouse"). The Company is domiciled in the Commonwealth of Massachusetts ("Massachusetts") and is licensed to transact insurance business in, and is subject to regulation by, all 50 states and the District of Columbia.

The Company does not currently write new insurance business. The Company has in-force variable and universal life insurance policies, fixed and variable annuities, participating and non-participating traditional life insurance policies, pension products, and group life and disability policies. The Company also has in-force a small block of health insurance policies, which are administered by a third party.

Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Basis of Presentation

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commissioner of Insurance in the Massachusetts Division of Insurance (the "Division"). The Division requires that insurance companies domiciled in Massachusetts prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP").

The Division has adopted certain prescribed accounting practices that differ from those found in NAIC SAP, referred to in these statutory financial statements as Massachusetts Statutory Accounting Principles ("MA SAP"), none of which affect the financial statements of the Company.

MA SAP comprises a basis of accounting which differs from generally accepted accounting principles ("GAAP"). The more significant differences are as follows:

•  Policy acquisition costs are charged to expense as incurred under MA SAP; whereas under GAAP, certain policy acquisition costs are deferred and amortized over the estimated lives of the contracts in proportion to actual and estimated future gross premiums, margins or profits;

•  Insurance reserves are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and company experience, except for reserves for variable annuities where assumptions are based on prudent estimates as of the valuation date; whereas under GAAP, reserving assumptions are generally based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation, or the account value plus a reserve for additional benefits, that is based on current assumptions, for fund based products;

•  Certain assets designated as nonadmitted assets are excluded from the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus by direct charges to unassigned surplus (deficit) including a portion of deferred income tax assets ("DTA"), certain prepaid assets;

•  Contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue for MA SAP; whereas under GAAP, for contracts that do not subject the Company to significant risks arising from mortality or morbidity, amounts received are reported as increases to policyholder account balances;

•  Certain reinsurance agreements are accounted for as reinsurance under both MA SAP and GAAP if certain risk transfer provisions are met. The risk transfer provisions in GAAP differ from the risk transfer provisions under MA SAP. Under GAAP, the reinsurer must assume significant insurance risk and have a reasonable possibility of realizing a significant loss from the transaction. MA SAP requires the reinsurer to assume all of certain risks deemed to be significant, regardless of the significance of loss potential. Assets and liabilities as a result of reinsurance transactions are netted under MA SAP but are reported gross under GAAP. Ceding commissions received in conjunction with reinsurance transactions are reported as revenue under MA SAP but are reported as a reduction of commission expense under GAAP;

7

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

•  Under MA SAP, investments in bonds are generally carried at amortized cost. Bonds with an estimated fair value lower than book-adjusted carrying value are evaluated based on expected cash flows and credit circumstances of the issuer to determine whether such impairment is other- than-temporary. Other-than-temporary impairments ("OTTI") or credit losses are recorded as a write-down of the book-adjusted carrying value with a corresponding charge as a realized loss on the Statement of Operations. Subsequent recoveries of credit losses are not recognized until sale or disposal of corporate bonds and as adjustments to accretable yield with periodic accretion adjusted over the remaining life of the bond for loan-backed and structured securities Under GAAP, investments in bonds have one of three classifications. Those classified as held-to- maturity are carried at amortized cost, those classified as available-for-sale are carried at estimated fair value with adjustments for changes in estimated fair value recorded as a component of equity and those classified as trading are carried at estimated fair value with adjustments for changes in estimated fair value recorded through earnings. If any decline in estimated fair value of a bond is due to credit losses, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an allowance through net investment gains (losses). Any subsequent improvement in expected cash flows of a particular bond for which a credit allowance exists is recorded as a recovery of credit losses within investment gains and (losses);

•  Investments in mortgage loans that are impaired are reported at the estimated fair value of the underlying collateral less estimated costs to obtain and sell such collateral. If the estimated fair value of the impaired loan subsequently increases, the mortgage loan's carrying value may not be adjusted to reflect this increase in value. Under GAAP, impaired mortgage loans may also be assessed using observable market price or discounted cash flow ("DCF") methodologies using the loan's original effective interest rate. If the value of the impaired mortgage loan subsequently increases, under GAAP, the mortgage loan's carrying value may be adjusted to reflect this increase, through a decrease in a specific valuation allowance;

•  An asset valuation reserve ("AVR") liability is established, based upon a formula prescribed by the NAIC, to offset potential credit-related investment losses on all invested assets. Changes in the AVR are charged or credited directly to surplus. Under GAAP, no such reserve is required;

•  An Interest Maintenance Reserve ("IMR") is established to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into net investment income over the remaining years to expected maturity of the assets sold; whereas under GAAP, available-for-sale bonds and mortgage loan gains and losses on disposal are reported in earnings in the period that the assets are sold;

•  Derivatives that do not meet the criteria for hedge accounting are carried at estimated fair value with changes in their estimated fair value reported in changes in capital and surplus, except for: (i) income generation derivatives, which are carried at cost; (ii) derivatives used in replication synthetic asset transactions ("RSATs"), which are carried at amortized cost; and (iii) exchange- traded futures, which are carried at the amount of cash deposits outstanding. Under GAAP, if a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses);

•  Deferred income tax is calculated based on temporary differences between MA SAP and tax- basis reporting, subject to certain asset admission limitations for DTAs, rather than the difference between GAAP and tax-basis reporting, without asset admission limitations;

•  For loss contingencies, when no amount within management's estimate of the range is a better estimate than any other amount, the midpoint of the range is accrued; whereas under GAAP, the minimum amount in the range is accrued. In addition, the timing of recognition of certain costs related to loss contingencies may be different;

•  Gains on certain economic transactions with related parties, defined as arm's-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under MA SAP rather than deferred until the assets are sold to third parties as required under GAAP;

•  Under MA SAP, liabilities reported or disclosed at fair value do not incorporate the Company's non-performance risk, as they do in GAAP.

8

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Accounting Changes and Correction of Errors

The Company had no accounting changes or correction of errors during 2021.

GAAP Equity and Income (Unaudited)

GAAP consolidated net income attributable to the Company was ($55) million, $108 million, and $106 million for the years ended December 31, 2021, 2020, and 2019, respectively. GAAP consolidated stockholder's equity attributable to the Company was $537 million, $672 million, and $582 million at December 31, 2021, 2020, and 2019, respectively.

Use of Estimates

The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements. Management is also required to disclose contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

Investments

Income from investments, including amortization of premium, accretion of discount and similar items, is recorded within net investment income, unless otherwise stated herein. OTTI losses are recorded as realized capital losses, the cost basis of the investment is reduced and the revised cost basis is not adjusted for subsequent recoveries in value.

Bonds are generally stated at amortized cost, unless they have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value. Unrealized capital losses on bonds having a NAIC designation of 6 are charged directly to surplus. Interest and prepayment fees are recorded when earned. Amortization of premium or accretion of discount is calculated using the constant yield method taking into consideration specified interest and principal provisions over the life of the bonds or estimated timing and amount of prepayments of underlying loans for commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and asset-backed securities ("ABS") (collectively "loan-backed securities"). Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities and ABS are estimated using inputs obtained from third party specialists and are based on management's knowledge of the current market. For credit-sensitive mortgage-backed securities and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities and ABS, the effective yield is recalculated on a retrospective basis.

The NAIC has adopted revised designation methodologies for loan-backed securities based on the NAIC's estimate of expected losses on such securities. The revised designation methodologies resulted in certain loan-backed securities having an initial NAIC designation and a final NAIC designation, which were used for determining the carrying value of the security and for annual statement and risk-based capital ("RBC") reporting, respectively. Loan-backed securities with initial NAIC designations of 1 through 5 are stated at amortized cost. Loan-backed securities with an initial NAIC designation of 6 are stated at the lower of amortized cost or estimated fair value and are reported in accordance with the final NAIC designations.

The Company periodically evaluates bonds for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 3 " — Evaluating Temporarily Impaired Bonds for OTTI." Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) both the Company's intent to sell a security before the recovery of its estimated fair value and its intent and ability to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities and ABS; (viii) the potential for

9

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

impairments due to weakening foreign currencies on foreign currency denominated bonds that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

The Company recognizes an OTTI loss in earnings for a loan-backed security in an unrealized loss position when it is anticipated that the amortized cost basis will not be recovered. In such situations, the OTTI loss recognized in earnings is the entire difference between the security's amortized cost and its estimated fair value only when either: (i) the Company intends to sell the security or (ii) the Company does not have the intent and ability to retain the security for the time sufficient to recover the amortized cost basis. Non-interest related OTTI losses are recorded through the AVR and interest related losses through the IMR. If neither of the two conditions exists, and the Company has the intent and ability to hold the security but does not expect to recover the entire amortized cost, the difference between the amortized cost basis of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI loss.

The determination of estimated fair values for securities and other investments is described in Note 2.

Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium, discount or deferred fees, and are net of valuation allowances. Interest income and prepayment fees are recorded when earned. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premium and accretion of discount are recorded using the effective yield method. Gains and losses from sales of loans are recorded in net realized capital gains (losses).

Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Valuation allowances are established both on a loan specific basis and, in certain circumstances described below, for pools of loans. Valuation allowances are determined separately for each of the loan portfolio segments: commercial and agricultural. In conjunction with the valuation allowance process, management identifies mortgage loans to be placed on a nonaccrual status at which time the Company recognizes income on the cash method.

Specific valuation allowances are established using the same methodology for both portfolio segments and a common evaluation framework is used for establishing general valuation allowances for the loan portfolio segments; however, a separate general valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs that are unique to each loan portfolio segment. The Company records specific valuation allowances for impaired mortgage loans when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual mortgage loans being impaired, loan specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the loan's underlying collateral (as determined by acceptable appraisal methodologies) less estimated costs to obtain and sell such collateral. Changes in these loan specific valuation allowances are reported within net realized capital gains (losses). General valuation allowances are established for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loans with similar loan-to-value or similar debt service coverage ratio factors. A loss contingency exists when, based on experience, it is probable that a credit event has occurred and the amount of credit loss can be reasonably estimated. These evaluations are based upon several loan portfolio segment specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years or more of historical experience in these evaluations. These evaluations are revised as conditions change and new information becomes available. The general valuation allowance is established when the amount of the loan loss contingency is greater than the mortgage component of the AVR, and the amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR. If the mortgage component of the AVR is greater than the loss contingency amount, no general valuation allowance is recorded. Changes in the general valuation allowance are included in change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

All commercial loans are monitored on an ongoing basis which may include an analysis of the property's financial statements and rent rolls, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios and tenant creditworthiness. The monitoring process for commercial loans focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews of the agricultural loan

10

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

portfolio on a geographic and sector basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis, by aggregating groups of loans that have similar risk characteristics for potential credit loss. General valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to- value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the loan portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

The Company may grant concessions related to a particular borrower's financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the recurring portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly or may increase if the expected recovery is higher than the pre-modification recovery assessment.

Cash equivalents, which are short-term, highly liquid securities and other investments with original maturities of three months or less at date of purchase, are stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at date of purchase and are generally stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

Contract loans are stated at unpaid principal balance. If the unpaid balance of the loan exceeds the cash surrender value or policy reserves, the excess of the unpaid balance of the loan over the cash surrender value or policy reserves is evaluated for collectability. If the amount is considered uncollectible, it is written off as a reduction of net investment income in the Statutory Statements of Operations and Changes in Capital and Surplus during the period it is determined to be uncollectible. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Other invested assets consist primarily of other limited partnership interests and joint ventures. Other limited partnership interests and joint ventures are carried at the underlying audited GAAP equity, with the Company's share of undistributed earnings and losses included in change in General Account net unrealized capital gains (losses) which is credited or charged directly to surplus. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. Dividends or distributions received are recognized to the extent they are not in excess of undistributed accumulated earnings. Dividend and distributions in excess of undistributed accumulated earnings are recorded as a reduction to the carrying value of the investment. The Company also periodically evaluates the partnerships' unrealized losses for recoverability. In addition to the partnerships performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairment. The Company considers financial and other information provided by such entities, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

11

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Derivatives

The Company may be exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The Company uses swaps and options to manage risks that may include interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. Derivative hedges are designed to reduce risk on an economic basis while considering their impact on accounting results and statutory capital. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market (referred to herein as RSATs).

MA SAP restricts the Company's use of derivatives to: (i) hedging activities intended to offset changes in the estimated fair value of assets held, obligations and anticipated transactions; (ii) income generation transactions to generate additional income or return on covering assets; and (iii) RSATs to reproduce the investment characteristics of otherwise permissible investments. The Company is prohibited from using derivatives for speculation. OTC derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus either as derivative assets or derivative liabilities.

The Company does not offset the values recognized for derivatives executed with the same counterparty under the same master netting agreement. This policy applies to the recognition of derivative assets and derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

To qualify for hedge accounting under SSAP No. 86, Derivatives ("SSAP 86"), at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of the variability of cash flows to be received or paid related to a forecasted transaction or a recognized asset or liability ("cash flow hedge"). In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

The Company may hold cash flow and estimated fair value derivatives that hedge various assets and liabilities including bonds and liability portfolios; the derivatives that hedge those assets and liabilities are valued in a manner consistent with the underlying hedged item, if the derivatives meet the criteria for highly effective hedges. Bonds that have an NAIC designation of 1 through 5 are carried at amortized cost; therefore, the derivatives hedging such bonds are also carried at amortized cost. Bonds that have an NAIC designation of 6 are carried at the lower of amortized cost or estimated fair value; therefore, the derivatives hedging such bonds are also carried at the lower of amortized cost or estimated fair value. Any hedged liabilities of the Company are carried at amortized cost; therefore, the derivatives hedging liabilities are also carried at amortized cost. Effective foreign currency swaps have a foreign currency adjustment reported in capital and surplus pursuant to SSAP 86 by using the same procedures as used to translate the hedged item.

The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the Company removes the designation of the hedge.

When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative is carried at its estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

12

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Upon termination of a derivative that qualified for hedge accounting, the gain or loss is reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. If the hedged item is sold, the gain or loss on the derivative is realized but is subject to the IMR.

To the extent the Company does not designate a derivative for hedge accounting, the derivative is carried at estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

The Company carries RSATs at amortized cost. Upon termination of an RSAT, the gain or loss on the derivative is realized but is subject to the IMR.

Insurance Reserves and Annuity and Other Fund Reserves

Reserves for permanent plans of individual life insurance, universal life plans and certain term plans are computed on the Net Premium Method or Commissioners' Reserve Valuation Method as appropriate. Reserves for individual annuity contracts are computed on the Net Level Premium Method, the Net Single Premium Method, Commissioners' Annuity Reserve Valuation Method or VM-21 as appropriate. Reserves for group annuity contracts are computed on the Net Single Premium Method. The reserves are based on mortality, morbidity and interest rate assumptions prescribed by Massachusetts Insurance Law. Such reserves are sufficient to provide for contractual surrender values.

Periodically, to reflect changes in circumstances or regulatory requirements, the Company may change the assumptions, methodologies or procedures used to calculate reserves. Primarily, the changes in methodologies and procedures, or changes in "valuation basis," are recorded as direct adjustments to surplus cumulatively in the accounting year applied, whereas generally, changes in reserves, including certain actuarial assumptions, are reflected in net income.

Reserves for deposit-type contracts, which do not subject the reporting entity to any risks arising from policyholder mortality or morbidity, are equal to deposits received and interest credited to the benefit of contract holders, less fees and other charges assessed and surrenders or withdrawals that represent a return to the contract holders.

Dividends Due to Policyholders

Policyholder dividends are determined annually by the Company's Board of Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

Asset Valuation Reserve and Interest Maintenance Reserve

The Company has established an AVR and IMR for the General Account and Separate Account investments, where required. An AVR is established for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account and any Separate Accounts, not carried at estimated fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related Federal income tax. IMR amortization, as calculated under the Grouped Method as specified by MA SAP, is included in net investment income. Net realized capital gains (losses) are presented net of Federal income tax expense or benefit and IMR transfer.

Income

In general, premiums are recognized as income when due from policyholders under the terms of the insurance contract. Investment income is recognized as income when earned. The earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

Benefits and Expenses

Expenses, including policy acquisition costs and Federal income tax, are charged to operations as incurred. Amounts received as payment for and amounts representing return of policyholder balances relating to deposit-type contracts are not reported as income or benefits but are recorded directly to the liability for deposit-type contracts.

The Company accrues for policyholder dividends and accounts for them under various methods dependent upon the dividend type. Cash option dividends are recognized when earned and paid in cash on the policy anniversary date. Reduced annual

13

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

premium option dividends earned on the policy anniversary date are credited against the next premium. Paid up additions option dividends earned on the policy anniversary date are applied to buy paid up insurance in the form of a single premium. Dividend accumulation option dividends are recognized when earned by policyholders, remain on deposit with the Company and earn interest. Terminal dividends are recognized when earned and paid at death or maturity of policy.

Foreign Currency Translation

The Company also holds investments denominated in foreign currencies, which are carried at the foreign exchange spot rate at the end of the year. Any increases or decreases in the carrying amount of the Company's investments in investments denominated in foreign currencies due to changes in exchange rates between years are recorded as a change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

Separate Account Operations

Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (generally stated at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Investment income and realized and unrealized capital gains and losses on the investments of the Separate Accounts, accrue directly to contract holders and accordingly, are not reflected in the Company's Statutory Statements of Operations and Changes in Capital and Surplus and Cash Flow.

Income Tax

The Company files a stand-alone Federal income tax return.

The future tax consequences of temporary differences between statutory financial reporting and tax basis of assets and liabilities are measured at the financial reporting dates and are recorded as DTA and deferred tax liabilities ("DTL"), subject to certain limitations. Changes in DTA and DTL, including changes attributable to changes in tax rates and changes in tax status, if any, are recognized as a separate component of gains and losses in unassigned surplus (deficit).

DTA are limited to: (i) the amount of Federal income tax paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service ("IRS") tax loss carryback provisions, not to exceed three years; (ii) an amount expected to be realized within the applicable period that is no greater than the applicable percentage of statutory capital and surplus as required to be shown on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus for the current reporting period's statement, adjusted to exclude any net DTA, electronic data processing equipment and operating software and any net positive goodwill plus; (iii) the amount of remaining gross DTA that can be offset against existing gross DTL. Any remaining DTA are nonadmitted.

The realization of DTA depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that DTA will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

•  the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

•  the jurisdiction in which the DTA was generated;

•  the length of time that carryforwards can be utilized in the various taxing jurisdictions;

•  future taxable income exclusive of reversing temporary differences and carryforwards;

•  future reversals of existing taxable temporary differences;

•  taxable income in prior carryback years; and

•  tax planning strategies.

The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on DTA significantly change or when receipt of new information indicates the need for an adjustment in valuation allowances. Additionally, future events, such as changes

14

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

The Company classifies interest and penalties as a component of income tax expense.

Related Party Transactions

A transaction between related parties involving the exchange of assets or liabilities is classified as either an economic transaction or a non-economic transaction. An economic transaction is defined as an arm's-length transaction which results in the transfer of risks and rewards of ownership and represents a consummated act thereof, i.e., "permanence." Non-economic transactions between the Company and a related party insurance entity are recorded at the lower of existing book values or estimated fair values at the date of the transaction. Non-economic transactions between the Company and related parties that are not insurance entities are recorded at the estimated fair value at the date of the transaction; however, to the extent that the transaction results in a gain, an offsetting unrealized capital loss and liability is recorded to defer any impact on surplus. Economic transactions between the Company and other related parties are recorded at estimated fair value at the date of the transaction. A transaction involving services between related parties is recorded at the amount charged and is generally subject to regulatory approval.

COVID-19 Pandemic

The Company continues to closely monitor developments related to the worldwide pandemic sparked by the novel coronavirus, ("COVID-19 pandemic"), which has negatively impacted the Company in certain respects. At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional "waves" of the pandemic or the efficacy of any therapeutic treatments and vaccines for COVID-19, including their efficacy with respect to variants of COVID-19 that have emerged or could emerge in the future. It is likewise not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on the economy at large and on the business, financial condition, results of operations, and prospects, including the impact on the Company's investment portfolio and its ratings, or the need for the Company in the future to revisit or revise aspects of the Company's business model or targets previously provided to the markets.

Note 2 — Fair Value Information

Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

15

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Estimated Fair Value of All Financial Instruments

Information related to the estimated fair value of financial instruments is shown below at December 31, (in millions):

	2021
	Aggregate Fair Value	Admitted Value	Level 1	Level 2	Level 3
Assets
Bonds	$1,042	$956	$66	$976	$—
Mortgage loans	65	63	—	—	65
Cash, cash equivalents and short-term investments	80	80	80	—	—
Contract loans	619	396	—	38	581
Derivative assets (1)	12	10	—	12	—
Other invested assets	2	2	—	2	—
Investment income due and accrued	18	18	—	18	—
Separate Account assets	8,239	8,239	—	8,239	—
Total assets	$10,077	$9,764	$146	$9,285	$646
Liabilities
Investment contracts included in:
Liability for deposit-type contracts	$12	$12	$—	$—	$12
Derivative liabilities (1)	—	—	—	—	—
Payable for collateral received	12	12	—	12	—
Investment contracts included in Separate Account liabilities	3	3	—	3	—
Total liabilities	$27	$27	$—	$15	$12
	2020
	Aggregate Fair Value	Admitted Value	Level 1	Level 2	Level 3
Assets
Bonds	$1,137	$999	$100	$1,033	$4
Mortgage loans	90	86	—	—	90
Cash, cash equivalents and short-term investments	57	57	57	—	—
Contract loans	686	407	—	37	649
Derivative assets (1)	13	10	—	13	—
Other invested assets	4	3	—	4	—
Investment income due and accrued	18	18	—	18	—
Separate Account assets	7,979	7,979	—	7,979	—
Total assets	$9,984	$9,559	$157	$9,084	$743
Liabilities
Investment contracts included in:
Liability for deposit-type contracts	$12	$12	$—	$—	$12
Derivative liabilities (1)	—	1	—	—	—
Payable for collateral received	14	14	—	14	—
Investment contracts included in Separate Account liabilities	3	3	—	3	—
Total liabilities	$29	$30	$—	$17	$12

(1)  Classification of derivatives is based on each derivative's positive (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.

16

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 —  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 —  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 —  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Determination of Estimated Fair Value

The Company defines estimated fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

In general, the estimated fair value of investments classified within Level 1 are based on quoted prices in active markets that are readily and regularly obtainable. These investments are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment. Investments classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 discussions. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing such investments to be classified in Level 3.

Bonds, Cash, Cash Equivalents and Short-term Investments

For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable. Additionally, as the estimated fair value for cash approximates carrying value, due to the nature of cash, it is classified as Level 1.

For Level 2 assets, estimated fair values are determined using an income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, and duration for Level 2 assets. Privately-placed securities are valued using additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

Mortgage Loans

For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar mortgage loans. The estimated fair values for impaired mortgage loans are principally obtained by estimating the fair value of the underlying collateral using market standard appraisal and valuation methods. Mortgage loans valued using significant unobservable inputs are classified in Level 3.

17

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Contract Loans

The estimated fair value for contract loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, using observable inputs and is classified as Level 2. For contract loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar contract loans determined based on the nature of the underlying insurance liabilities, using unobservable inputs and is classified in Level 3.

Derivatives

For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, estimated fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect the net change in capital and surplus.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

Other Invested Assets

The estimated fair value of other invested assets is determined using the methodologies as described in the above sections titled "Bonds, Cash, Cash Equivalents and Short-term Investments", based on the nature of the investment. Excluded from the disclosure are those other invested assets that are not considered to be financial instruments subject to this disclosure including investments carried on the equity method.

Investment Income Due and Accrued

Due to the short-term nature of investment income due and accrued, the Company believes there is minimal risk of material changes in interest rates or the credit of the issuer such that estimated fair value approximates carrying value. These amounts are generally classified as Level 2.

Separate Account Assets and Investment Contracts Included in Separate Account Liabilities

For Separate Account assets classified as Level 2 assets, estimated fair values are determined using either a market or income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported net asset value ("NAV") provided by the fund managers.

Investment contracts included in Separate Account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts. The carrying value of these Separate Account liabilities, which represents an equivalent

18

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

summary total of the Separate Account assets supporting these liabilities, approximates the estimated fair value. These investment contracts are classified as Level 2 to correspond with the Separate Account assets backing the investment contracts.

The difference between the estimated fair value of investment contracts included in Separate Account liabilities in the table above and the total recognized in the Statutory Statements of Assets, Liabilities, Surplus and Other Funds represents amounts due under contracts that are accounted for as insurance contracts.

Investment Contracts Included in Liability for Deposit-Type Contracts

The estimated fair value of investment contracts included in the liability for deposit-type contracts is estimated by discounting best estimate future cash flows based on assumptions that market participants would use in pricing such liabilities, with consideration of the Company's non-performance risk (own-credit risk) not reflected in the fair value calculation. The assumptions used in estimating these fair values are based in part on unobservable inputs classified in Level 3.

Payable for Collateral Received

The estimated fair value of amounts payable for collateral received approximates carrying value as these obligations are short-term in nature. These amounts are generally classified in Level 2.

Assets and Liabilities Measured and Reported at Estimated Fair Value at Reporting Date

Hierarchy Table

The following tables provide information about financial assets and liabilities measured and reported at estimated fair value at December 31, (in millions):

	2021
	Fair Value Measurements at Reporting Date Using
	Level 1	Level 2	Level 3	Total
Assets
Derivative assets (1)
Foreign currency exchange rate	$—	$2	$—	$2
Separate Account assets (2)	—	8,239	—	8,239
Total assets	$—	$8,241	$—	$8,241
	2020
	Fair Value Measurements at Reporting Date Using
	Level 1	Level 2	Level 3	Total
Assets
Derivative assets (1)
Foreign currency exchange rate	$—	$2	$—	$2
Separate Account assets (2)	—	7,979	—	7,979
Total assets	$—	$7,981	$—	$7,981

(1)  Derivative assets presented in the table above represent only those derivatives that are carried at estimated fair value. Accordingly, the amounts above exclude derivatives carried at amortized cost, which include highly effective derivatives and RSATs.

(2)  Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (stated generally at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities.

See "Determination of Estimated Fair Value" above for a description of the valuation technique(s) and the inputs used in the estimated fair value measurement for assets and liabilities measured and reported at estimated fair value.

19

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Note 3 — Investments

Bonds by Sector

The following table presents the book/adjusted carrying value, gross unrealized gains and losses and estimated fair value of bonds owned at December 31, (in millions):

	2021				2020
	Book/ Adjusted Carrying	Gross Unrealized		Estimated	Book/ Adjusted Carrying	Gross Unrealized		Estimated Fair
	Value	Gains	Losses	Fair Value	Value	Gains	Losses	Value
Bonds
U.S. corporate	$559	$49	$2	$606	$542	$77	$—	$619
U.S. government and agency	102	26	—	128	128	37	—	165
Foreign corporate	96	5	2	99	120	9	1	128
CMBS	86	3	—	89	87	6	—	93
State and political subdivision	70	6	1	75	78	7	—	85
RMBS	37	2	—	39	41	3	—	44
ABS	6	—	—	6	3	—	—	3
Total bonds	$956	$91	$5	$1,042	$999	$139	$1	$1,137

The Company did not hold any non-income producing bonds at December 31, 2021 or 2020.

Maturities of Bonds

The book/adjusted carrying value and estimated fair value of bonds, by contractual maturity, were as follows at December 31, 2021 (in millions):

	Book/Adjusted Carrying Value	Estimated Fair Value
Due in one year or less	$6	$6
Due after one year through five years	154	160
Due after five years through ten years	227	250
Due after ten years	440	492
Subtotal	827	908
Loan-backed securities	129	134
Total	$956	$1,042

Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Bonds not due at a single maturity date have been presented in the year of final contractual maturity. Loan-backed securities are shown separately, as they are not due at a single maturity.

Cash equivalents and short-term investments have contractual maturities of one year or less.

20

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Continuous Gross Unrealized Losses for Bonds — By Sector

The following table presents the estimated fair value and gross unrealized losses of bonds in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous gross unrealized loss position at December 31, (in millions, except number of securities):

	2021				2020
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
U.S. corporate	$86	$2	$1	$—	$10	$—	$4	$—
Foreign corporate	23	2	8	—	21	1	—	—
CMBS	11	—	—	—	1	—	—	—
State and political subdivision	9	1	—	—	1	—	—	—
RMBS	3	—	3	—	—	—	3	—
ABS	5	—	—	—	—	—	—	—
Total bonds	$137	$5	$12	$—	$33	$1	$7	$—
Total number of securities in an unrealized loss position	63		4		13		2

Loan-backed Security Holdings — OTTI Losses

The Company did not impair any loan-backed securities to estimated fair value during the year ended December 31, 2021 because of either (i) an intent to sell the security or (ii) the inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost.

The Company did not impair any loan-backed securities to the estimated present value of projected future cash flows expected to be collected during the year ended December 31, 2021.

Evaluating Temporarily Impaired Bonds for OTTI

As more fully described in Note 1, the Company performs a regular evaluation, on a security-by- security basis, of its securities holdings in accordance with its OTTI policy in order to evaluate whether such investments are other than temporarily impaired. These securities were included in the Company's OTTI review process. With respect to loan-backed securities in the bond portfolio, the Company performs scenario analyses. The scenarios attempt to project future delinquencies and principal losses. Based upon the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other than temporarily impaired. Future impairments will depend primarily on economic fundamentals, issuer performance (including changes in estimated present value of projected future cash flows to be collected) and changes in credit ratings, collateral valuations, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, additional impairments may be incurred in upcoming periods.

Gross unrealized losses on bonds increased $4 million during the year ended December 31, 2021 to $5 million from $1 million at December 31, 2020. The increase in gross unrealized losses for the year ended December 31, 2021 was primarily attributable to increasing longer-term interest rates.

21

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans are summarized as follows at December 31, (dollars in millions):

	2021		2020
	Amount	Percent	Amount	Percent
Agricultural	$36	57%	$59	68%
Commercial	27	43	27	32
Total mortgage loans, net	$63	100%	$86	100%

The Company had mortgage loan participations of $4 million at both December 31, 2021 and 2020.

Valuation Allowance by Portfolio Segment

At both December 31, 2021 and 2020, there were no valuation allowances on mortgage loans.

Geographic Diversification, Loan Origination and Interest Rate Changes

Mortgage loans are collateralized by real estate located in the United States and are diversified by geographic region. States where the associated real estate was located that were 5% or more of the Company's total mortgage loans at December 31, 2021 were as follows:

State	Percent of Total Mortgage Loans
Texas	39%
California	22
Florida	13
Colorado	11
Total	85%

Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. From time to time, the Company may originate loans in excess of 75% of the purchase price of the underlying real estate, if underwriting risk is sufficiently within the Company's standards. The Company did not originate any mortgage loans during the year ended December 31, 2021. The maximum percentage of any one loan to the value of the underlying real estate at the time of the origination and originated during the year ended 2020 was 27%.

The Company did not fund any commercial mortgage loans during the year ended December 31, 2021, or 2020. The Company did not fund any agricultural mortgage loans during the year ended December 31, 2021. The maximum and minimum interest rate for agricultural mortgage loans funded during the year ended 2020 was 3.9%.

The Company reduced interest rates on one loan by 1.3% and 0.9%, respectively, with a recorded investment of less than $1 million, during the years ended December 31, 2021 and 2020.

Credit Quality of Agricultural Mortgage Loans

Information about the credit quality of agricultural mortgage loans is presented below at December 31, (dollars in millions):

	2021		2020
Loan-to-value ratios:	Recorded Investment	% of Total	Recorded Investment	% of Total
Less than 65%	$36	100%	$58	99%
65% to 75%	—	—	1	1
Total	$36	100%	$59	100%

22

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Credit Quality of Commercial Mortgage Loans

Information about the credit quality of commercial mortgage loans is presented below at December 31, (dollars in millions):

	2021
Loan-to-value ratios:	Recorded Investment >1.20x	Recorded Investment <1.00x	Total	% of Total
Less than 65%	$2	$1	$3	13%
65% to 75%	23	—	23	85
76% to 80%	1	—	1	2
Total	$26	$1	$27	100%
	2020
Loan-to-value ratios:	Recorded Investment >1.20x	Recorded Investment <1.00x	Total	% of Total
Less than 65%	$4	$—	$4	14%
65% to 75%	23	—	23	85
76% to 80%	—	—	—	1
Total	$27	$—	$27	100%

Age Analysis and Nonaccrual Status of Mortgage Loans

The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as current at both December 31, 2021 and 2020. The Company defines delinquent mortgage loans, consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans — 60 days and agricultural mortgage loans — 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2021 and 2020.

Impaired Mortgage Loans

The Company had no impaired mortgage loans at both December 31, 2021 and 2020.

Mortgage Loans Modified in a Troubled Debt Restructuring

The Company had no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2021, or 2020.

Concentrations of Credit Risk

The following table presents the book/adjusted carrying value of investments in any counterparty that were greater than 10% of surplus at December 31, (in millions):

	2021	2020
U.S government and agency securities	$102	$133
New York state and political subdivision bonds	16	16
California state and political subdivision bonds	16	19
Kite Reality Trust Group	15	—
Retail Properties of America Inc	—	15
Total	$149	$183

23

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Restricted Assets

The table below provides a summary of restricted assets, all of which are included in the General Account, at book/adjusted carrying value at December 31, (in millions):

	2021			2020
	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets	Total Pledged & Restricted Assets	% of Total Assets	% of Total Admitted Assets
State deposits	$3	0.0%	0.0%	$3	0.0%	0.0%

Derivatives

Types of Derivatives

The table below provides a summary of the notional amount, book/adjusted carrying value, estimated fair value and primary underlying risk exposure by type of derivative held at December 31, (in millions):

		2021			2020
Primary Underlying Risk Exposure	Instrument Type	Notional Amount	Book/ Adjusted Carrying Value	Estimated Fair Value	Notional Amount	Book/ Adjusted Carrying Value	Estimated Fair Value
Foreign currency exchange rate	Foreign currency swaps	$57	$10	$12	$73	$9	$13

Foreign Currency Exchange Rate Derivatives

The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Hedging

Cash Flow Hedges

The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the effectiveness requirements of SSAP 86.

All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

For the years ended December 31, 2021, 2020, and 2019 there were no gains (losses) related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation.

In certain instances, the Company may discontinue cash flow hedge accounting because it is no longer probable that the original forecasted transactions will occur by the end of the originally specified time period or within two months of the anticipated date. For the years ended December 31, 2021, 2020, and 2019 there were no gains (losses) related to such discontinued cash flow hedges.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2021, 2020, and 2019.

Non-qualifying Derivatives

The Company enters into the following derivatives that do not qualify for hedge accounting under SSAP 86: foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates.

24

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Derivatives for Other than Hedging Purposes

The Company enters into credit default swaps used in RSATs for other than hedging purposes under SSAP 86.

The Company did not hold derivatives for other than hedging purposes at December 31, 2021 or 2020.

The average estimated fair value of derivatives held for other than hedging purposes was less than $1 million for the years ended December 31, 2021 and 2020.

The net realized gains (losses) on the derivatives held for other than hedging purposes was less than $1 million for each of the years ended December 31, 2021, 2020 and 2019.

Off-Balance Sheet Risk and Credit Risk

The table below summarizes the notional amount of the Company's financial instruments (derivatives that are designated as effective hedging instruments and derivatives used in replications) with off-balance sheet credit risk at December 31, (in millions):

	Asset		Liability
	2021	2020	2021	2020
Foreign currency swaps	$38	$58	$—	$4

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC- bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. All of the Company's ISDA Master Agreements also include Credit Support Annex provisions which may require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by clearing brokers or central clearing counterparties to such derivatives.

Off-balance sheet credit exposure is the excess of positive estimated fair value over positive book/ adjusted carrying value for the Company's highly effective hedges and derivatives used in replications at the reporting date. All collateral received from counterparties to mitigate credit-related losses is deemed worthless for the purpose of calculating the Company's off-balance sheet credit exposure. The off-balance sheet credit exposure of the Company's swaps was $2 million and $4 million at December 31, 2021 and 2020, respectively.

The estimated fair value of collateral consisting of various securities received by the Company on its OTC-bilateral derivatives as variation margin was $1 million and $0 million at December 31, 2021 and 2020, respectively.

The Company enters into various collateral arrangements, which may require both the pledging and accepting of collateral in connection with its derivatives. The Company did not have any collateral pledged in connection with its OTC derivatives at December 31, 2021 and 2020.

25

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

The table below summarizes the collateral received by the Company in connection with its OTC derivatives as of December 31, (in millions):

	Cash (1)		Securities (2)		Total
	2021	2020	2021	2020	2021	2020
Variation Margin:
OTC-bilateral	$12	$14	$1	$—	$13	$14

(1)  Cash collateral received is reported in cash, cash equivalents and short-term investments and the obligation to return the collateral is reported in aggregate write-ins for liabilities as cash collateral received on derivatives.

(2)  Securities collateral received is held in separate custodial accounts and is not reflected in the financial statements.

The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company or the counterparty. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

Net Investment Income

The components of net investment income for the years ended December 31, were as follows (in millions):

	2021	2020	2019
Bonds	$38	$40	$43
Mortgage loans	3	4	4
Cash, cash equivalents and short-term investments	—	—	2
Contract loans	23	22	21
Derivatives	1	2	2
Other	2	1	—
Gross investment income	67	69	72
Less: investment expenses	2	3	3
Net investment income, before IMR amortization	65	66	69
IMR amortization	—	2	1
Net investment income	$65	$68	$71

26

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Net Realized Capital Gains (Losses), Net of Federal Income Tax and Interest Maintenance Reserve Transfer

Net realized capital gains (losses) on investments and derivatives for the years ended December 31, were as follows (in millions):

	2021	2020	2019
Bonds	$(2)	$—	$22
Mortgage loans	1	—	—
Derivatives	3	—	—
Net realized capital gains (losses), before Federal income tax	2	—	22
Less: Federal income tax expense (benefit)	—	—	4
Net realized capital gains (losses), before IMR transfer	2	—	17
IMR transfer, net of Federal income tax expense (benefit) of less than $1 million, less than $1 million, and $5 million, respectively	—	—	17
Net realized capital gains (losses), net of Federal income tax and IMR transfer	$2	$—	$—

Proceeds from Sales and Disposals and Realized Capital Gains (Losses) on Bonds

Proceeds from sales or disposals of bonds, the related gross realized capital gains (losses) on bonds, which are generally determined on a specific identification basis, and the related foreign exchange capital gains (losses) on bonds were as follows for the years ended December 31, (in millions):

	2021	2020	2019
Proceeds from sales and disposals	$159	$149	$594
Gross realized capital gains on sales	$1	$3	$23
Gross realized capital losses on sales	$(1)	$(2)	$(1)
Foreign exchange capital losses on sales	$(2)	$(1)	$—

Prepayment Penalty and Acceleration Fees

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature. The number of securities sold, disposed or otherwise redeemed and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee were as follows for the years ended December 31, (in millions, except number of securities):

	2021	2020	2019
Number of CUSIPs	18	14	12
Aggregate Amount of Investment Income	$1	$1	$1

Note 4 — Related Party Information

Service Agreements

The Company is a party to service agreements with its affiliates, including, but not limited to, Brighthouse Services, LLC ("Brighthouse Services"), that provide for a broad range of services to be rendered and facilities and equipment to be provided. Services, facilities and equipment are requested by the recipient as deemed necessary for its operations. These agreements involve cost allocation arrangements, under which the recipient pays the provider for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, facilities and equipment provided. There are also a number of other service arrangements with affiliates pursuant to which the provider, at the request of the recipient, renders specified services for a stated fee. Income and expenses under these agreements are reflected in other income (loss) and insurance expenses and taxes (other than Federal income and capital gains taxes), respectively, on the Statutory Statements of Operations and Changes in Capital and Surplus.

27

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Reinsurance Agreements

The Company has reinsurance agreements with Brighthouse Life Insurance Company ("Brighthouse Insurance") and Brighthouse Reinsurance Company of Delaware ("BRCD"), both of which are related parties.

Information regarding the significant effects of ceded related party reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus was as follows for the years ended December 31, (in millions):

	2021	2020	2019
Premiums and annuity considerations	$(14)	$(16)	$(15)
Reserve adjustments on reinsurance ceded	$(581)	$(398)	$(507)
Benefits payments	$(572)	$(386)	$(491)
Changes to reserves, deposit funds and other policy liabilities	$67	$20	$82

Information regarding the significant effects of ceded related party reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in millions):

	2021	2020
Reserves for life and health insurance, annuities and deposit-type contracts	$(374)	$(440)
Funds held under reinsurance treaties	$31	$32

The Company ceded a block of business to BRCD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term policies issued by the Company in 2007 and 2008. Ceded aggregate reserves related to this business were $63 million and $65 million at December 31, 2021 and 2020, respectively; the Company recorded a funds withheld liability of $31 million and $32 million at December 31, 2021 and 2020, respectively; ceded premiums related to this business were less than a million for the years ended December 31, 2021, 2020, and 2019, respectively and pre-tax income (loss) was ($3) million for the year ended December 31, 2021, and ($1) million for both years ended December 31, 2020, and 2019, respectively.

The Company ceded certain variable annuities, including guaranteed minimum benefits, to Brighthouse Insurance. Financial impacts recorded by the Company for this business were aggregate ceded reserves of $252 million and $301 million at December 31, 2021 and 2020, respectively; ceded premiums of $5 million, $7 million, and $6 million for the years ended December 31, 2021, 2020, and 2019, respectively; ceded reserve adjustments on reinsurance of $581 million, $398 million, and $507 million for the years ended December 31, 2021, 2020, and 2019, respectively, ceded benefits of $564 million, $378 million, and $488 million for the years ended December 31, 2021, 2020, and 2019, respectively.

The Company ceded 100% of its share of the liabilities for certain guaranteed benefits riders to Brighthouse Insurance. The Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus includes aggregate ceded reserves related to this business of $58 million and $73 million at December 31, 2021 and 2020, respectively; ceded premiums of $8 million for both years ended December 31, 2021 and 2020, and $9 million for the year ended December 31, 2019.

Investments

The Company did not report any investments in an insurance subsidiary, controlled and affiliated ("SCA"), for which the statutory capital and surplus reflects a departure from the NAIC statutory accounting practices and procedures during the year ended December 31, 2021.

Other

In the normal course of business, the Company transfers invested assets to affiliates and receives invested assets from affiliates. During the year ended December 31, 2021, the Company transferred invested assets, primarily consisting of mortgage loans to an affiliate with a book adjusted carrying value of $16 million and estimated fair value of $18 million. Net investment gains (losses) recognized on these transfers was $1 million. The Company did not transfer invested assets to affiliates for the year ended December 31, 2020.

The Company has entered into a Limited Liability Company Agreement (the "Agreement") with Brighthouse Investments Advisers, LLC and several other affiliates that are also members of Brighthouse Advisers. Among other things, the Agreement sets forth provisions for the allocation of income and losses to the members of Brighthouse Advisers, including the Company.

28

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

The Company has receivables and payables with affiliates for services necessary to conduct its business. Amounts admitted are expected to be settled within 90 days. Receivables from affiliates, included in other assets, totaled $4 million and $4 million at December 31, 2021 and 2020, respectively. Payables to affiliates, included in other liabilities, totaled $9 million and $7 million at December 31, 2021 and 2020, respectively.

Note 5 — Premium and Annuity Considerations Deferred and Uncollected

Premium and annuity considerations deferred and uncollected at December 31, were as follows (in millions):

	2021		2020
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary renewal	$13	$9	$14	$12

Note 6 — Reinsurance and Other Insurance Transactions

The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to BRCD. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

For its individual annuity business, the Company reinsures to Brighthouse Insurance, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with certain variable annuities. Under the benefit guarantee reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

The Company reinsures its business through a diversified group of highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers and monitors ratings and the financial strength of its reinsurers. In addition, the reinsurance recoverable balance due from each reinsurer and the recoverability of such balance is evaluated as part of this overall monitoring process. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, and funds withheld accounts. No single unrelated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance agreement. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated ceded reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus was as follows for the years ended December 31, (in millions):

	2021	2020	2019
Premiums and annuity considerations	$(67)	$(42)	$(37)
Reserve adjustments on reinsurance ceded	$(581)	$(398)	$(507)
Benefits payments	$(634)	$(417)	$(516)
Changes to reserves, deposit funds and other policy liabilities	$121	$38	$114

29

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Information regarding the significant effects of related and unrelated ceded reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in millions):

	2021	2020
Reserves for life and health insurance, annuities and deposit-type contracts:	$(708)	$(791)
Funds held under reinsurance treaties:	$78	$73

The Company has ceded reinsurance to related and unrelated companies that are unauthorized, or not accredited to write reinsurance agreements in the domiciliary state of the Company. The unauthorized reinsurance liability is calculated to record a liability for reserve credits taken that are not fully collateralized by each unauthorized reinsurance company. The unauthorized companies provide collateral to the Company to support the ceded liabilities. The collateral provided includes trust agreements and funds held under reinsurance treaties. There was no unauthorized liability balance for the Company at both December 31, 2021, and 2020. Assets held in trust for reinsurance agreements totaled $44 million and $89 million at December 31, 2021, and 2020, respectively. Funds held under reinsurance treaties totaled $31 million and $73 million at December 31, 2021, and 2020, respectively.

Deferred Gains on Reinsurance Agreements

The Company has entered into reinsurance agreements to cede in-force business to reinsurers. These agreements may result in deferred gains on reinsurance, net of income tax, which is recorded in unassigned surplus (deficit). The change in deferred gains on reinsurance is recognized as an adjustment to surplus and is reflected in change in surplus as a result of reinsurance. The rollforward of deferred gains on reinsurance agreements is as follows at December 31, (in millions):

	2021	2020
Balance at beginning of year	$80	$83
Amortization of deferred gains on affiliated reinsurance (1)	(3)	(3)
Balance at end of year	$77	$80

(1)  See Note 4 — Related Party Information — "Reinsurance Agreements" for additional information.

Note 7 — Reserves for Life Contracts and Deposit-Type Contracts

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Reserves amounting to less than $1 million at both December 31, 2021 and 2020, are held for surrender values in excess of the legally computed reserves.

The method employed in the valuation of substandard policies is identical to the method employed in the valuation of standard policies; a mean reserve method is used, but for substandard policies, the mean reserves are based on appropriate multiples of standard rates of mortality.

At December 31, 2021 and 2020, the Company had $61 million and $125 million, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division. Direct reserves to cover the above insurance totaled less than $1 million and $1 million at December 31, 2021 and 2020, respectively.

The tabular interest has been determined by formula as described in the NAIC instructions for all traditional product types. For universal life, variable universal life, and flexible premium annuity products, accrued interest credited to the fund balances was used in the calculations of tabular interest.

For the determination of tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation period.

The general nature of other reserve changes are items that include reserves established as a result of asset adequacy analysis, reserves for secondary guarantees on universal life policies and General Account reserves held for variable annuity guaranteed minimum death benefits and for variable annuity guaranteed living benefits.

30

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

The details for other changes at December 31, 2021 are as follows (in millions):

Ordinary
Item	Total	Life Insurance	Individual Annuities
VM-21 Stochastic Reserve	$(59)	$—	$(59)
For excess of valuation net premiums over corresponding gross premiums	—	—	—
For surrender values in excess of reserves otherwise required and carried	—	—	—
Guaranteed minimum death benefits	—	—	—
Reinsurance ceded	59	—	59
Total	$—	$—	$—

Note 8 — Participating Business

Direct premiums on participating policies in the amount of $13 million, $16 million, and $16 million represented approximately 8%, 10%, and 8% of the Company's direct premiums for the years ended December 31, 2021, 2020, and 2019, respectively.

The amount of incurred policyholder dividends in 2021, 2020, and 2019 as reported in dividends to policyholders, was $4 million, $4 million, and $4 million, respectively. This is equal to the sum of the dividends paid during the year, the change in the amount of dividends due and unpaid, and the change in provision for dividends payable in the following year.

Note 9 — Accident and Health ("A&H") Policy and Claim Liabilities

A&H claim reserves represent the estimated value of the future payments for benefits (losses) and loss adjustment expenses for all incurred claims, whether reported or not. Where applicable, the reserves are adjusted for contingencies and discounted with interest.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

Claim reserves for individual disability policies are discounted using either the 1964 Commissioners Disability Table or 1985 Commissioners Individual Disability Table A at interest rates ranging from 3.0% to 6.0%, depending on the year of disablement.

Claim reserves for products with short-term liabilities (i.e., dental, short-term disability, accidental death and dismemberment and similar products) are set using current claim completion factors, loss ratio factors and include a provision for uncertainty.

All claim reserves include an expense load to cover future loss adjustment expenses.

31

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Activity for the years ended December 31, in the liability for unpaid accident and health and disability policy and contract claims, included in reserves for life and health insurance and annuities and other policy liabilities, is summarized as follows (in millions):

	2021	2020
Balance at January 1	$5	$4
Incurred related to:
Current year	—	1
Prior years	—	1
Total incurred	—	2
Paid related to:
Current year	—	—
Prior years	(1)	(1)
Total paid	(1)	(1)
Balance at December 31	$4	$5

As a result of changes in estimates of insured events in prior years, the provision for claims decreased by $1 million and increased by $1 million in 2021 and 2020, respectively. The changes in 2021 and 2020, respectively, were generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

32

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Note 10 — Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuities

Withdrawal characteristics of annuity actuarial reserves, deposit-type contracts and other liabilities without life or disability contingencies at December 31, were as follows (dollars in millions):

Individual Annuities:	2021
	General Account	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$1	$—	$1	—%
At fair value	—	3,908	3,908	91.9
Total with market value adjustment or at fair value	1	3,908	3,909	91.9
At book value without adjustment	266	—	266	6.2
Not subject to discretionary withdrawal:	64	17	81	1.9
Total (gross)	331	3,925	4,256	100.0%
Reinsurance ceded	(171)	—	(171)
Total (net)	$160	$3,925	$4,085
	2020
	General Account	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$3	$—	$3	0.1%
At fair value	—	4,047	4,047	91.7
Total with market value adjustment or at fair value	3	4,047	4,050	91.8
At book value without adjustment	286	—	286	6.5
Not subject to discretionary withdrawal:	58	17	75	1.7
Total (gross)	347	4,064	4,411	100.0%
Reinsurance ceded	(176)	—	(176)
Total (net)	$171	$4,064	$4,235

Withdrawal characteristics of group annuity actuarial reserves at both December 31, 2021 and 2020 were less than $1 million.

33

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Deposit-Type Contracts:	2021
	General Account	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$—	$—	$—	—%
At fair value	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—
At book value without adjustment	131	—	131	98.1
Not subject to discretionary withdrawal	—	3	3	1.9
Total (gross: direct + assumed)	131	3	134	100.0%
Reinsurance ceded	(119)	—	(119)
Total (net)	$12	$3	$15
	2020
	General Account	Separate Account Nonguaranteed	Total	Percent of Total
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$—	$—	$—	—%
At fair value	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—
At book value without adjustment	135	—	135	98.1
Not subject to discretionary withdrawal:	—	3	3	1.9
Total (gross)	135	3	138	100.0%
Reinsurance ceded	(123)	—	(123)
Total (net)	$12	$3	$15

Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows (in millions):

	2021	2020
General Account:
Annuities (excluding supplementary contracts with life contingencies)	$110	$123
Supplementary contracts with life contingencies	50	49
Deposit-type contracts	12	12
Subtotal	172	184
Separate Account:
Annuities (excluding supplementary contracts)	3,908	4,047
Supplementary contracts with life contingencies	17	17
Other contract deposit funds	3	3
Total	$4,100	$4,251

34

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Life

Withdrawal characteristics of life actuarial reserves were as follows at December 31, were as follows (dollars in millions):

	2021
	General Account			Separate Account — Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19	20	20	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life	177	177	256	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	541	489	583	4,301	4,302	4,302
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal:
Term policies without cash value	XXX	XXX	270	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability — active lives	XXX	XXX	4	XXX	XXX	—
Disability — disabled lives	XXX	XXX	4	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	49	XXX	XXX	—
Total (gross: direct + assumed)	737	686	1,186	4,301	4,302	4,302
Reinsurance ceded	—	—	255	—	—	—
Total (Net)	$737	$686	$931	$4,301	$4,302	$4,302

35

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

	2020
	General Account			Separate Account — Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	22	22	22	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life	156	156	263	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	541	443	584	3,905	3,905	3,905
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal:
Term policies without cash value	XXX	XXX	303	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability — active lives	XXX	XXX	4	XXX	XXX	—
Disability — disabled lives	XXX	XXX	4	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	49	XXX	XXX	—
Total (gross: direct + assumed)	719	621	1,229	3,905	3,905	3,905
Reinsurance ceded	—	—	268	—	—	—
Total (Net)	$719	$621	$961	$3,905	$3,905	$3,905

Life actuarial reserves at December 31, were as follows (in millions):

	2021	2020
General Account:
Life insurance	$874	$904
Accidental death benefits	—	—
Active lives	4	4
Disability — disabled lives	4	4
Miscellaneous reserves	49	49
Subtotal	931	961
Separate Account:
Life insurance	4,302	3,905
Accident and health contracts	—	—
Miscellaneous reserves	—	—
Total	$5,233	$4,866

36

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Note 11 — Separate Accounts

The Company utilizes Separate Accounts to support and record segregated assets and liabilities related to ordinary life insurance, ordinary individual annuity and supplemental contracts, group life insurance and group annuity products. Separate Account assets and liabilities represent segregated funds which are administered for pensions and other clients. At December 31, 2021 and 2020, the Company's Separate Account assets that are legally insulated from the General Account claims are $8,239 million and $7,983 million, respectively. The assets consist of common stocks (mutual and hedge funds). The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of the minimum guarantees made by the Company with respect to certain accounts. The assets of these accounts are carried at estimated fair value.

	Nonguaranteed Separate Accounts (in millions)
	2021	2020	2019
Premiums, considerations or deposits	$99	$108	$117
Reserves at December 31
For accounts with assets at:
Fair value	$8,229	$7,971	$7,430
By withdrawal characteristics:
At fair value	$8,210	$7,952	$7,412
Not subject to discretionary withdrawal	19	19	18
Total reserves	$8,229	$7,971	$7,430

Reconciliation of net transfers to/from Separate Accounts of the Company for the years ended December 31, were as follows (in millions):

	2021	2020	2019
Transfers to Separate Accounts	$99	$108	$117
Transfers from Separate Accounts	(937)	(739)	(856)
Net transfers to (from) Separate Accounts	(838)	(631)	(739)
Reconciling difference	—	—	—
Transfers as reported in the statements of operations of the General Account	$(838)	$(631)	$(739)

Note 12 — Federal Income Tax

The Company files a stand-alone Federal income tax return.

Federal income tax expense has been calculated in accordance with the provisions of the Code.

37

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

The components of net DTA and DTL consisted of the following, at December 31, (in millions):

	2021			2020
	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$60	$2	$62	$63	$2	$65
Statutory valuation allowance adjustments	—	—	—	—	—	—
Adjusted gross DTA	60	2	62	63	2	65
DTA nonadmitted	(40)	(1)	(41)	(41)	(1)	(42)
Subtotal net admitted DTA	20	1	21	22	1	23
DTL	(2)	(1)	(3)	(2)	(1)	(3)
Net admitted DTA/(Net DTL)	$18	$—	$18	$20	$—	$20
	Change
	Ordinary	Capital	Total
Gross DTA	$(3)	$—	$(3)
Statutory valuation allowance adjustments	—	—	—
Adjusted gross DTA	(3)	—	(3)
DTA nonadmitted	1	—	1
Subtotal net admitted DTA	(2)	—	(2)
DTL	—	—	—
Net admitted DTA/(Net DTL)	$(2)	$—	$(2)

38

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

The amount of each result or component of the calculation for SSAP No. 101 — Income Taxes, ("SSAP 101") at December 31, (in millions):

	2021			2020
	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—
Adjusted gross DTA expected to be realized (excluding the amount of DTA from above) after application of the threshold limitation (the lesser of 1 and 2 below)	18	—	18	20	—	20
1. Adjusted gross DTA expected to be realized following the balance sheet date	19	—	19	20	—	20
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	18	XXX	XXX	20
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	2	1	3	2	1	3
DTA admitted as the result of application of SSAP 101 total	$21	$1	$21	$23	$1	$23
	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross DTA expected to be realized (excluding the amount of DTA from above) after application of the threshold limitation (the lesser of 1 and 2 below)	(2)	—	(2)
1. Adjusted gross DTA expected to be realized following the balance sheet date	(1)	—	(1)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	(2)
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	—	—	—
DTA admitted as the result of application of SSAP 101 total	$(2)	$—	$(2)
	2021	2020
RBC percentage used to determine recovery period and threshold limitation amount	866%	939%
Amount of total adjusted capital used to determine recovery period and threshold limitation	$135	$145

Management believes the Company will be able to utilize the DTA in the future without any tax planning strategies.

The Company's tax planning strategies do not include the use of reinsurance.

All DTL were recognized as of December 31, 2021 and 2020.

Current income tax incurred (benefit) for the years ended December 31, consisted of the following major components (in millions):

	2021	2020	2019
Federal	$2	$16	$(3)
Foreign	—	—	—
Subtotal	2	16	(3)
Federal income tax on net capital gains (losses)	—	—	4
Federal and foreign income taxes incurred	$2	$16	$1

39

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

The changes in the main components of deferred income tax amounts were as follows (in millions):

	2021	2020	Change
DTA resulting from book/income tax differences:
Ordinary:
Employee benefits	$35	$36	$(1)
Deferred acquisition costs	—	2	(2)
Policyholder dividends accrual	—	—	—
Policyholder reserves	5	6	(1)
Ceding commissions	16	17	(1)
Tax credit carryforward	1	—	1
Other	—	—	—
Legal contingency	—	—	—
Investments	1	—	1
Nonadmitted assets	2	2	—
Gross ordinary DTA — (admitted and nonadmitted)	60	63	(3)
Total ordinary DTA — (nonadmitted)	(40)	(41)	1
Total ordinary DTA — (admitted)	20	22	(2)
Capital:
Investments	2	2	—
Gross capital DTA — (admitted and nonadmitted)	2	2	—
Total capital DTA — (nonadmitted)	(1)	(1)	—
Total capital DTA — (admitted)	1	1	—
Total DTA — (admitted)	$21	$23	$(2)
DTL resulting from book/income tax differences:
Unrealized capital gains (losses)	$—	$—	$—
Deferred and uncollected premiums	(2)	(2)	—
Separate Account adjustments	—	—	—
Subtotal	(2)	(2)	—
Capital:
Unrealized capital gains (losses)	(1)	(1)	—
Subtotal	(1)	(1)	—
Total DTL	(3)	(3)	—
Net admitted DTA/(DTL)	$18	$20	(2)
Income tax effect of change in nonadmitted assets			(1)
Income tax effect of change in unrealized gains (losses)			—
Additional minimum pension liability			—
Change in net DTA			$(3)

40

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

	2020	2019	Change
DTA resulting from book/income tax differences:
Ordinary:
Employee benefits	$36	$36	$—
Deferred acquisition costs	2	3	(1)
Policyholder dividends accrual	—	1	(1)
Policyholder reserves	6	7	(1)
Ceding commissions	17	17	—
Tax credit carryforward	—	1	(1)
Investments	—	1	(1)
Nonadmitted assets	2	2	—
Gross ordinary DTA — (admitted and nonadmitted)	63	68	(5)
Total ordinary DTA — (nonadmitted)	(41)	(48)	7
Total ordinary DTA — (admitted)	22	20	2
Capital:
Investments	2	1	1
Gross capital DTA — (admitted and nonadmitted)	2	1	1
Total capital DTA — (nonadmitted)	(1)	(1)	—
Total capital DTA — (admitted)	1	—	1
Total DTA — (admitted)	$23	$20	$3
DTL resulting from book/income tax differences:
Unrealized capital gains (losses)	$—	$(1)	$1
Deferred and uncollected premiums	(2)	(3)	1
Separate Account adjustments	—	(1)	1
Subtotal	(2)	(5)	3
Capital:
Unrealized capital gains (losses)	(1)	—	—
Subtotal	(1)	—	—
Total DTL	(3)	(5)	2
Net admitted DTA/(DTL)	$20	$15	5
Income tax effect of change in nonadmitted assets			(7)
Additional minimum pension liability			(3)
Change in net DTA			$(5)

The Company had no net operating loss carryforwards or capital loss carryforwards at December 31, 2021, 2020, or 2019.

As of December 31, 2021, the company had tax credit carryforwards of $1 million. The Company had no tax credit carryforwards in 2020 or 2019.

The Company did not have Federal income taxes available at December 31, 2021, 2020, or 2019 for recoupment in the event of future net losses.

The Company had no deposits at December 31, 2021, 2020, or 2019 under Section 6603 of the Code.

41

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to net gain (loss) from operations after dividends to policyholders and before Federal income tax. The significant items causing the difference for the year ended December 31 were as follows (in millions):

	2021	2020	2019
Gain (loss) from operations after dividends to policyholders and before Federal income tax @ 21%	$8	$25	$12
Net realized capital gains (losses) @ 21%	—	—	5
Tax effect of:
Uncertain Tax Positions	—	1	2
Prior years adjustments and accruals	2	—	—
Change in nonadmitted assets	—	—	(1)
Tax credits	(1)	(1)	(2)
Separate Account dividend received deduction	(3)	(4)	(4)
Total statutory income taxes (benefit)	$6	$21	$12
Federal and foreign income taxes incurred (benefit) including tax on realized capital gains (losses)	$3	$16	$1
Change in net DTA	3	5	11
Total statutory income taxes (benefit)	$6	$21	$12

The Company is subject to examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. Federal, state or local income tax examinations for years prior to 2010. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2010 and forward is not expected to have a material impact on the Company's statutory financial statements.

At December 31, 2021 and 2020, the Company had a liability for unrecognized tax benefits, computed in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets ("SSAP 5R"), of $1 million and $1 million, respectively. A reconciliation of the amount recorded for unrecognized tax benefits is as follows The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. Federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's statutory financial statements. A reconciliation of the amount recorded for unrecognized tax benefits is as follows (in millions):

	2021	2020
Balance at beginning of year	$1	$1
Net change for tax positions of current year	—	—
Net change for tax positions of prior years	—	—
Settlements with tax authorities	—	—
Balance at end of year	$1	$1

The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements.

The Company recorded less than $1 million of interest expense (benefit) (net of Federal tax benefit(cost)) in Federal and foreign income taxes incurred, related to unrecognized tax benefits for the years ended December 31, 2021, and 2020, and 2019, respectively. The Company had less than $1 million accrued for the payment of interest at December 31, 2021 and 2020, respectively.

42

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Note 13 — Capital and Surplus

The portion of unassigned surplus (deficit) reduced by each item below at December 31, was as follows (in millions):

	2021	2020	2019
Unrealized capital gains (losses)	$(8)	$(8)	$(8)
Nonadmitted asset values	$(50)	$(50)	$(56)
Asset valuation reserve	$(13)	$(13)	$(12)

Dividend Restrictions

Under Massachusetts State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of all such dividends, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus at the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. The Company will be permitted to pay a dividend to its parent in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Commissioner") and the Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds unassigned surplus (deficit) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. Based on amounts at December 31, 2021, the Company is permitted to pay its parent a stockholder dividend in 2022 of $37 million without required prior approval of the Commissioner.

The Company paid an ordinary cash dividend of $44 million to its parent, Brighthouse Holdings, LLC, on November 15, 2021. The Company paid an ordinary cash dividend of $61 million to its parent, Brighthouse Holdings, LLC, on December 24, 2020. The Company paid an ordinary cash dividend of $131 million to its parent, Brighthouse Holdings LLC, on December 23, 2019. The Company did not receive any capital contributions in 2021 or 2019. The Company received a capital contribution of $2 million in 2020.

Note 14 — Employee Benefit Plans

Pension Plans and Other Unfunded Benefit Plans

The Company is the sponsor of a funded qualified defined benefit pension plan, an unfunded nonqualified defined benefit pension, and postretirement and other unfunded benefit plans. The Company sponsored pension and other unfunded benefit plans were amended to cease benefit accruals and are closed to new entrants. The Company accounts for the qualified defined benefit plan as a single employer plan and does not participate in any multiemployer, consolidated or holding company plans. At December 31, a summary of assets, obligations and assumptions of the pension benefit plans and the postretirement plan are as follows (in millions):

Change in Pension Benefit Obligation

	Overfunded		Underfunded
	2021	2020	2021	2020
Benefit obligation at beginning of year	$182	$164	$79	$73
Service cost and expenses	—	—	—	—
Interest cost	4	6	2	2
Actuarial (gains) losses	(4)	20	(1)	8
Benefits paid	(8)	(8)	(5)	(4)
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$174	$182	$75	$79

43

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Change in Postretirement Benefit Obligation

	Underfunded
	2021	2020
Benefit obligation at beginning of year	$32	$33
Interest cost	1	1
Contribution by plan participants	2	2
Actuarial (gains) losses	1	3
Benefits paid	(7)	(7)
Benefit obligation at end of year	$29	$32

At December 31, 2021, the post-tax surplus impact was a decrease of $1 million for other postretirement benefit plans. At December 31, 2020, the post-tax surplus impact was a decrease of $3 million for other postretirement benefit plans.

Change in Compensated Absence Benefit & Postemployment Obligations

The Company did not have any special or contractual benefits per SSAP No. 11, Compensated Absences and did not have any material postemployment benefits during 2021 and 2020.

Change in Plan Assets

	Pension Benefits		Postretirement Benefits
	2021	2020	2021	2020
Fair value of plan assets at beginning of year	$190	$171	$—	$—
Actual return on plan assets	1	27	—	—
Reporting entity contribution	5	4	5	5
Plan participants' contributions	—	—	2	2
Benefits paid	(13)	(12)	(7)	(7)
Fair value of plan assets at end of year	$183	$190	$—	$—

Reconciliation of Funded Status

	Pension Benefits		Postretirement Benefits
	2021	2020	2021	2020
a. Components
1. Prepaid benefit costs	$(28)	$(24)	$—	$—
2. Overfunded plan assets	$8	$8	$—	$—
3. Accrued benefit costs	$57	$59	$22	$25
4. Liability for pension benefits	$(75)	$(79)	$(29)	$(32)
b. Assets and Liabilities recognized
1. Assets (nonadmitted)	$8	$8	$—	$—
2. Total liabilities recognized	$(75)	$(79)	$(29)	$(32)
c. Unrecognized liabilities	$—	$—	$—	$—

The accumulated benefit obligation for all defined benefit pension plans was $250 million and $261 million at December 31, 2021 and 2020, respectively.

44

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

The components of net periodic benefit cost for the years ended December 31, were as follows (in millions):

	Pension Benefits			Postretirement Benefits
	2021	2020	2019	2021	2020	2019
Service cost and expenses	$—	$—	$—	$—	$—	$—
Interest cost	7	8	9	1	1	1
Expected return on plan assets	(9)	(9)	(8)	—	—	—
Gains and losses	1	—	—	—	—	—
Prior service cost or (credit)	—	—	—	—	—	—
(Gain) or loss recognized due to a settlement or curtailment	—	—	—	—	—	—
Total net periodic benefit cost	$(1)	$(1)	$1	$1	$1	$1

The amounts in unassigned surplus (deficit) recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in millions):

	Pension Benefits			Postretirement Benefits
	2021	2020	2019	2021	2020	2019
Items not yet recognized as a component of net periodic cost — prior year	$36	$26	$19	$7	$4	$2
Net prior service cost or (credit) arising during the period	—	—	—	—	—	—
Net prior service cost or (credit) recognized	—	—	—	—	—	—
Net (gain) and loss arising during the period	3	10	7	—	3	2
Net (gain) and loss recognized	(1)	—	—	—	—	—
Transition surplus recognized	—	—	—	—	—	—
Change due to special event — curtailment	—	—	—	—	—	—
Items not yet recognized as a component of net periodic cost — current year	$38	$36	$26	$7	$7	$4

The amounts in unassigned surplus (deficit) that have not yet been recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in millions):

	Pension Benefits			Postretirement Benefits
	2021	2020	2019	2021	2020	2019
Net prior service cost or (credit)	$—	$—	$—	$—	$—	$—
Net recognized (gains) and losses	$38	$36	$26	$8	$7	$4

Assumptions

Assumptions used in determining the aggregate projected benefit obligation for the pension and postretirement benefit plans for the years ended December 31, are as follows:

	2021	2020	2019
Weighted-average discount rate — pension	2.85%	2.60%	3.55%
Weighted-average discount rate — postretirement	2.85%	2.60%	3.55%

Assumptions used in determining the net periodic benefit cost for the pension and postretirement benefit plans for the years ended December 31, are as follows:

	2021	2020	2019
Weighted-average discount rate — pension & postretirement	2.60%	3.55%	4.55%
Expected long-term rate of return on plan assets	4.95%	5.55%	5.75%

The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate pension benefit obligation when due.

45

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

Plan Assets

The assets of the qualified defined benefit pension plan (the "Invested Plan") are invested in general and separate accounts of MetLife Insurance Company ("MLIC") and managed by MetLife Investment Advisors, LLC in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maintaining an adequate funded status under reasonable and appropriate risk controls; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) ensuring that asset benchmarks, mandates and targets are appropriate relative to the implicit risk / return characteristics of the liability; and (iv) targeting rates of return in excess of a custom benchmark over a complete market cycle, generally three to five years. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of managing the Invested Plan's investments. Investment consultants may be used periodically to evaluate the investment risk of the plan's invested assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class for the Invested Plan:

	2021	2020	Target Allocation
Fixed maturities	80%	85%	85%
Equity securities	15	15	15%
Cash or cash equivalents	5	—	0%
Total	100%	100%

Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions. The above allocations represent actual and targeted investment strategies reflecting the aggregation of underlying assets invested in pooled separate accounts as well as those supported by general account assets backing a group annuity contract issued by MetLife. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

46

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

The defined benefit pension plan assets are measured at estimated fair value on a recurring basis. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows (in millions):

	Fair Value Measurements of Plan Assets at December 31, 2021
Description for each class of plan assets	(Level 1)	(Level 2)	(Level 3)	Total
Interest in insurance company Separate Accounts	$—	$174	$—	$174
Interest in insurance company General Accounts	—	9	—	9
Total plan assets	$—	$183	$—	$183
	Fair Value Measurements of Plan Assets at December 31, 2020
Description for each class of plan assets	(Level 1)	(Level 2)	(Level 3)	Total
Interest in insurance company Separate Accounts	$—	$188	$—	$188
Interest in insurance company General Accounts	—	2	—	2
Total plan assets	$—	$190	$—	$190

Expected Future Contributions and Benefit Payments

It is the Company's practice to make contributions to the qualified defined benefit pension plan to comply with minimum funding requirements of Employee Retirement Income Security Act, the Pension Protection Act of 2006, federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") and the applicable rules and regulations. In accordance with such practice, no contributions are required in calendar year 2021 based on the maximum quarterly requirements. For information of employer contributions, see "Change in Plan Assets."

Benefit payments due under the unfunded pension and postretirement benefit plans are primarily funded from the Company's general assets as they become due under the provision of the plans. As a result, benefit payments equal employer and participant contributions for these plans. For 2021, the Company contributions are $10 million with $8 million expected for 2022. All benefit payments for unfunded pension and postretirement benefit plans are subject to reimbursement annually, on an after-tax basis, by MetLife, payable to the Company's parent, Brighthouse.

Gross benefit payments for the next 10 years are expected to be as follows (in millions):

Year	Pension and Other Benefits
2022	$17
2023	$17
2024	$17
2025	$16
2026	$16
2027 through 2031	$78

Defined Contribution Plans

The Company sponsors a frozen qualified money purchase pension plan for former agents of the Company. The Company made no contributions to that plan in 2021, 2020, or 2019. The Company also sponsors a number of frozen nonqualified deferred compensation plans. The Company incurred expenses for these plans totaling $8 million for the year ended December 31, 2021, credit expense of $3 million for the year ended December 31, 2020, and credit expense of $9 million for the year ended December 31, 2019. All benefit payments for unfunded deferred compensation plans are subject to reimbursement annually, on an after-tax basis, by MetLife, payable to the Company's parent, Brighthouse.

Note 15 — Other Commitments and Contingencies

Insolvency Assessments

Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the

47

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

As of December 31, 2021, the Company had less than $1 million asset for the related premium tax offset. As of December 31, 2020, the Company had a less than $1 million liability for retrospective premium-based guaranty fund assessments and a less than $1 million asset for the related premium tax offset. The periods over which the guaranty fund assessments are expected to be paid and the related premium tax offsets are expected to be realized are unknown at this time.

The change in the guaranty asset balance of estimated premium tax offsets of new insolvencies accrued during 2021 and revised estimated premium tax offsets for accrued liabilities was less than $1 million during the year ended December 31, 2021.

The Company did not receive refunds of assessments for the years ended December 31, 2021, 2020, or 2019. Assessments levied against the Company were less than $1 million for the years ended December 31, 2021, 2020, and 2019, respectively.

It is possible that a large catastrophic event could render such guaranty funds inadequate and the Company may be called upon to contribute additional amounts, which may have a material impact on its financial condition or results of operations in a particular period. The Company has established liabilities for guaranty fund assessments which it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings, but additional liabilities may be necessary.

Litigation

Sales Practice Claims and Regulatory Matters. Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters.

Summary

Various litigations, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor or taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in any particular period.

Other Contingencies

As with litigation and regulatory loss contingencies, the Company considers establishing liabilities for certain non-litigation loss contingencies when assertions are made involving disputes or other matters with counterparties to contractual arrangements entered into by the Company, including with third-party vendors. The Company establishes liabilities for such non-litigation loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In matters where it is not probable, but is reasonably possible that a loss will be incurred and the amount of loss can be reasonably estimated, such losses or range of losses are disclosed, and no accrual is made. In the absence of sufficient information to support an assessment of the reasonably possible loss or range of loss, no accrual is made and no loss or range of loss is disclosed.

Commitments to Fund Partnership Investments and Private Corporate Bond Investments

The Company makes commitments to fund partnership investments and to lend funds under private corporate bond investments in the normal course of business. The amounts of these unfunded commitments were $1 million at both December 31, 2021 and 2020.

48

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

Mortgage Loan Commitments

The Company had no mortgage loan commitments as of December 31, 2021 and 2020.

Financial Guarantees

At December 31, 2021, the Company was obligor under the following guarantees and indemnities (in millions):

(1) Nature and circumstances of guarantee and key attributes, including date and duration of agreement	(2) Liability recognition of guarantee. (Include amount recognized at inception. If no initial recognition, document exception allowed under SSAP No. 5R.) (1)	(3) Ultimate financial statement impact if action under the guarantee is required.	(4) Maximum potential amount of future payments (undiscounted) the guarantor could be required to make under the guarantee. If unable to develop an estimate, this should be specifically noted.	(5) Current status of payment or performance risk of guarantee. Also provide additional discussion as warranted.
The Company is obligated to indemnify Great West Life and Annuity Insurance Company for losses arising out of breaches of representations and covenants by the Company under an Asset Purchase Agreement and certain ancillary agreements.	No liability has been established as the indemnification is for future events for which neither a probability of occurrence nor a reasonable estimate can be established at this time.	Expense	Less than $1 million for losses arising out of breaches of representation; there is no cap on losses arising out of breaches of covenants.	The Company has made no payments on the guarantee since inception.
The Company is obligated to indemnify the proprietary mutual fund, offered by the Separate Accounts, and the fund's directors and officers as provided in certain Participation Agreements.	Intercompany and related party guarantees that are considered "unlimited" and as such are excluded from recognition.	Expense	Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.	The Company has made no payments on the guarantee since inception.
The Company has provided certain indemnities, guarantees and/or commitments to affiliates and third parties in the ordinary course of its business. In the context of acquisitions, dispositions, investments and other transactions, the Company has provided indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.	No liability has been established as the indemnification is for future events for which neither a probability of occurrence nor a reasonable estimate can be established at this time.	Expense	Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.	The Company has made no payments on the guarantee since inception.

49

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

(1) Nature and circumstances of guarantee and key attributes, including date and duration of agreement	(2) Liability recognition of guarantee. (Include amount recognized at inception. If no initial recognition, document exception allowed under SSAP No. 5R.) (1)	(3) Ultimate financial statement impact if action under the guarantee is required.	(4) Maximum potential amount of future payments (undiscounted) the guarantor could be required to make under the guarantee. If unable to develop an estimate, this should be specifically noted.	(5) Current status of payment or performance risk of guarantee. Also provide additional discussion as warranted.
The Company indemnifies its directors and officers as provided in its charters and by-laws.	No liability has been established as the indemnification is for future events for which neither a probability of occurrence nor a reasonable estimate can be established at this time.	Expense	Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.	The Company has made no payments on the guarantee since inception.
The Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests.	No liability has been established as the indemnification is for future events for which neither a probability of occurrence nor a reasonable estimate can be established at this time.	Expense	Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.	The Company has made no payments on the guarantee since inception.
Total (1)	$—		$—

(1)  Total maximum potential amount of future payments (undiscounted) the guarantor could be required to make under the guarantee was less than $1 million.

At December 31, 2021, the Company's aggregate compilation of guarantee obligations was less than $1 million.

Note 16 — Retained Assets

The Company's retained asset account, known as the Total Control Account ("TCA"), is a settlement option or method of payment that may be used for amounts due under life insurance, critical illness insurance and annuity contracts. The TCA Customer Agreement provided to each accountholder is a contract that is supplementary to the insurance or annuity contract. TCAs are reported in the Annual Statement as amounts on deposit for ordinary supplementary contracts not involving life contingencies.

Each TCA has a guaranteed minimum annual effective interest rate. Guaranteed minimum interest rates for TCAs that remained open during calendar year 2021 were 3.0%, 1.5% or 0.5% depending on the age and origin of the account. In addition to the guaranteed minimum interest rate, the Company also agrees in the TCA Customer Agreement to credit interest at rates that will always be the greater of the guaranteed rate or the rate established by one of two market indices. During calendar year 2021, all TCAs received interest of at least the account's guaranteed minimum annual effective interest rate.

The Company's TCA business is 100% reinsured with MLIC.

50

New England Life Insurance Company

Notes to Statutory Financial Statements — (Continued)
For the Years Ended December 31, 2021, 2020, and 2019

The Company's TCA in force, categorized by age, at December 31, were as follows (in millions, except number of asset accounts):

	2021		2020
	Number	Balance	Number	Balance
Up and including 12 Months	—	$—	—	$—
13 to 24 Months	—	—	—	—
25 to 36 Months	—	—	—	—
37 to 48 Months	—	—	16	4
49 to 60 Months	16	4	92	19
Over 60 Months	944	115	926	100
Total	960	$119	1,034	$123

A reconciliation of the Company's TCA for the year ended December 31, 2021 was as follows (in millions, except number of asset accounts):

	Individual
	Number	Balance/Amount
Beginning of year	1,034	$123
Accounts issued/added	—	—
Investment earnings credited	N/A	4
Fees and other charges assessed (1)	N/A	—
Transferred to state unclaimed property funds	—	—
Closed/withdrawn	74	8
End of year	960	$119

(1)  Fees and other charges assessed may also include other account adjustments.

Note 17 — Subsequent Events

The Company has evaluated events subsequent to December 31, 2021 through April 12, 2022, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

51

New England Life Insurance Company

Table of Contents to Statutory Supplemental Schedules

Description	Page
SCHEDULE 1
Statutory Selected Financial Data As of and for the Year Ended December 31, 2021	53
SCHEDULE 2
Supplemental Investment Risks Interrogatories As of and for the Year Ended December 31, 2021	56
SCHEDULE 3
Statutory Summary Investment Schedule As of and for the Year Ended December 31, 2021	61
SCHEDULE 4
Reinsurance Contracts With Risk-Limiting Features As of and for the Year Ended December 31, 2021	63

52

New England Life Insurance Company

SCHEDULE 1

Statutory Selected Financial Data
As of and for the Year Ended December 31, 2021

Investment Income Earned
U.S. government bonds	$3,929,271
Other bonds (unaffiliated)	33,880,142
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	3,315,010
Real estate	—
Contract loans	22,873,331
Cash, cash equivalents and short-term investments	29,791
Derivatives	1,185,670
Other invested assets	1,867,961
Aggregate write-ins for investment income	685
Gross investment income	$67,081,861
Real Estate Owned — Book Value Less Encumbrances	$—
Mortgage Loans — Book Value
Agricultural mortgages	$35,545,032
Residential mortgages	—
Commercial mortgages	27,173,964
Total mortgage loans	$62,718,996
Mortgage Loans by Standing- Book Value
Good standing	$62,718,996
Good standing with restructured terms	$—
Interest overdue more than three months, not in foreclosure	$—
Foreclosure in process	$—
Other Long Term Invested Assets — Statement Value	$14,752,107
Bonds and Stocks of Parents, Subsidiaries and Affiliates — Book Value:
Bonds	$—
Preferred Stocks	$—
Common Stocks	$—
Bonds and Short-Term Investments by Class and Maturity:
Bonds by Maturity — Statement Value
Due within one year or less	$16,654,066
Over 1 year through 5 years	206,250,098
Over 5 years through 10 years	306,325,558
Over 10 years through 20 years	92,497,022
Over 20 years	334,348,011
No maturity date	—
Total by Maturity	$956,074,755

53

New England Life Insurance Company

SCHEDULE 1

Statutory Selected Financial Data — (continued)
As of and for the Year Ended December 31, 2021

Bond by Class — Statement Value
Class 1	$508,624,812
Class 2	366,085,743
Class 3	48,544,786
Class 4	29,432,972
Class 5	3,386,442
Class 6	—
Total by Class	$956,074,755
Total Bonds Publicly Traded	$695,740,434
Total Bonds Privately Placed	$260,334,321
Preferred Stocks — Book/Adjusted Carrying Value	$—
Common Stocks — Fair Value	$—
Short Term Investments — Book/Adjusted Carrying Value	$—
Options, Caps and Floors Owned — Book/Adjusted Carrying Value	$—
Options, Caps and Floors Written and In-force — Book/Adjusted Carrying Value	$—
Collar, Swap and Forward Agreements Open — Book/Adjusted Carrying Value	$9,555,561
Futures Contracts Open — Book/Adjusted Carrying Value	$—
Cash on Deposit	$80,042,377
Life Insurance In-Force (000's)
Industrial	$—
Ordinary	$18,904,244
Credit Life	$—
Group Life	$30,667
Amount of Accidental Death Insurance In-Force Under Ordinary Policies (000's)	$61,854
Life Insurance Policies with Disability Provisions In-Force (000's)
Industrial	$—
Ordinary	$4,401,087
Credit Life	$—
Group Life	$—
Supplementary Contracts In-Force:
Ordinary — Not Involving Life Contingencies
Amount on Deposit	$132,563,202
Income Payable	$3,336,411
Ordinary — Involving Life Contingencies
Income Payable	$8,798,282
Group — Not Involving Life Contingencies
Amount on Deposit	$—
Income Payable	$—
Group — Involving Life Contingencies
Income Payable	$—

54

New England Life Insurance Company

SCHEDULE 1

Statutory Selected Financial Data — (continued)
As of and for the Year Ended December 31, 2021

Annuities:
Ordinary
Immediate — Amount of Income Payable	$—
Deferred — Fully Paid Account Balance	$—
Deferred — Not Fully Paid Account Balance	$4,182,463,795
Group:
Amount of Income Payable	$49,765
Fully Paid Account Balance	$26,570
Not Fully Paid Account Balance	$—
Accident and Health Insurance — Premiums In-Force:
Ordinary	$4,629,047
Group	$—
Credit	$—
Deposit Funds and Dividend Accumulations:
Deposit Funds — Account Balance	$—
Dividend Accumulations — Account Balance	$—
Claim Payments For The Year Ended December 31, 2021 (000's):
Group Accident and Health
2021	$—
2020	$—
2019	$—
2018	$—
2017	$—
Prior	$—
Other Accident & Health
2021	$31
2020	$185
2019	$276
2018	$91
2017	$418
Prior	$3,574
Other Coverages that use developmental methods to calculate claim reserves
2021	$—
2020	$—
2019	$—
2018	$—
2017	$—
Prior	$—

55

New England Life Insurance Company

SCHEDULE 2

Supplemental Investment Risks Interrogatories

Supplement for the year 2021 of the New England Life Insurance Company

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For the year ended December 31, 2021
(To be filed by April 1)
Of the New England Life Insurance Company
Address (City, State and Zip Code): Tampa, FL 33637

NAIC Group Code.....4932	NAIC Company Code.....91626	Federal Employer's Identification Number (FEIN).....04-2708937

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on Page 2 of this annual statement.	$1,617,998,550
2. Ten largest exposures to a single issuer/borrower/investment.
	1 Issuer	2 Description of Exposure	3 Amount	4 Percentage of Total Admitted Assets
2.01	GRI Woodlands Crossing LLC a Delaware	Commercial Loans	$22,997,906	1.4%
2.02	KITE REALTY GROUP TRUST	BONDS	$15,000,000	0.9%
2.03	MASSACHUSETTS CAPITAL RESOURCE CO	Social Alternatives	$11,611,932	0.7%
2.04	COTERRA ENERGY INC	BONDS	$11,500,000	0.7%
2.05	NASSAU AIRPORT DEVELOPMENT CO	BONDS	$11,468,750	0.7%
2.06	LITOR LTD	BONDS	$10,783,559	0.7%
2.07	ABP (JERSEY) LTD	BONDS	$10,158,375	0.6%
2.08	Alico Inc.	Agriculture Loans	$8,466,820	0.5%
2.09	CF_19-CF3	BONDS	$8,192,087	0.5%
2.10	WERELDHAVE NV	BONDS	$7,960,400	0.5%
3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.
	Bonds	1	2
3.01	NAIC-1	$508,624,811	31.4%
3.02	NAIC-2	$366,085,742	22.6%
3.03	NAIC-3	$48,544,786	3.0%
3.04	NAIC-4	$29,432,973	1.8%
3.05	NAIC-5	$3,386,442	0.2%
3.06	NAIC-6	$0	0.0%
	Preferred Stocks	3	4
3.07	P/RP-1	$0	0.0%
3.08	P/RP-2	$0	0.0%
3.09	P/RP-3	$0	0.0%
3.10	P/RP-4	$0	0.0%
3.11	P/RP-5	$0	0.0%
3.12	P/RP-6	$0	0.0%
4. Assets held in foreign investments:
4.01	Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?			Yes [ ] No [ X ]
	If response to 4.01 above is yes, responses are not required for interrogatories 5-10.
4.02	Total admitted assets held in foreign investments	$83,524,285	5.2%
4.03	Foreign-currency-denominated investments	$41,499,609	2.6%
4.04	Insurance liabilities denominated in that same foreign currency	$0	0.0%
5. Aggregate foreign investment exposure categorized by NAIC sovereign designation:
		1	2
5.01	Countries designated NAIC-1	$71,055,535	4.4%
5.02	Countries designated NAIC-2	$0	0.0%
5.03	Countries designated NAIC-3 or below	$12,468,750	0.8%

56

New England Life Insurance Company

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:
	Countries designated NAIC-1:	1	2
6.01	Country 1: United Kingdom	$46,336,466	2.9%
6.02	Country 2: Netherlands	$7,960,400	0.5%
	Countries designated NAIC-2:
6.03	Country 1:	$0	0.0%
6.04	Country 2:	$0	0.0%
	Countries designated NAIC-3 or below:
6.05	Country 1: Bahamas	$11,468,750	0.7%
6.06	Country 2: Turkey	$1,000,000	0.1%
	1	2
7. Aggregate unhedged foreign currency exposure	$0	0.0%
8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:
		1	2
8.01	Countries designated NAIC-1	$0	0.0%
8.02	Countries designated NAIC-2	$0	0.0%
8.03	Countries designated NAIC-3 or below	$0	0.0%
9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:
	Countries designated NAIC-1:	1	2
9.01	Country 1:	$0	0.0%
9.02	Country 2:	$0	0.0%
	Countries designated NAIC-2:
9.03	Country 1:	$0	0.0%
9.04	Country 2:	$0	0.0%
	Countries designated NAIC-3 or below:
9.05	Country 1:	$0	0.0%
9.06	Country 2:	$0	0.0%
10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:
	1 Issuer	2 NAIC Designation	3	4
10.01	NASSAU AIRPORT DEVELOPMENT CO	3.C	$11,468,750	0.7%
10.02	LITOR LTD	1.D	$10,783,559	0.7%
10.03	ABP (JERSEY) LTD	2.B	$10,158,375	0.6%
10.04	WERELDHAVE NV	4.B	$7,960,400	0.5%
10.05	SHURGARD LUXEMBOURG SARL	2.C	$6,925,548	0.4%
10.06	CANADA (GOVERNMENT OF)	2.C	$6,907,695	0.4%
10.07	BNP PARIBAS SA	1	$5,488,482	0.3%
10.08	JOHN WOOD GROUP PLC	2.C	$5,000,000	0.3%
10.09	SSE PLC	2.A	$4,000,000	0.2%
10.10	ARQIVA PP FINANCING PLC	2.A	$2,860,598	0.2%
11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:
11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.
		1	2
11.02	Total admitted assets held in Canadian investments	$0	0.0%
11.03	Canadian-currency-denominated investments	$0	0.0%
11.04	Canadian-denominated insurance liabilities	$0	0.0%
11.05	Unhedged Canadian currency exposure	$0	0.0%
12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:
12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.
	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$0	0.0%
	Largest three investments with contractual sales restrictions:
12.03		$0	0.0%
12.04		$0	0.0%
12.05		$0	0.0%

57

New England Life Insurance Company

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

13. Amounts and percentages of admitted assets held in the ten largest equity interests:
13.01	Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.
	1 Issuer	2	3
13.02		$0	0.0%
13.03		$0	0.0%
13.04		$0	0.0%
13.05		$0	0.0%
13.06		$0	0.0%
13.07		$0	0.0%
13.08		$0	0.0%
13.09		$0	0.0%
13.10		$0	0.0%
13.11		$0	0.0%
14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.
	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$0	0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03		$0	0.0%
14.04		$0	0.0%
14.05		$0	0.0%

  Ten Largest Fund Managers

	1 Fund Manager	2 Total Invested	3 Diversified	4 Nondiversified
14.06		$0	$0	$0
14.07		$0	$0	$0
14.08		$0	$0	$0
14.09		$0	$0	$0
14.10		$0	$0	$0
14.11		$0	$0	$0
14.12		$0	$0	$0
14.13		$0	$0	$0
14.14		$0	$0	$0
14.15		$0	$0	$0
15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.
	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests	$0	0.0%
	Largest three investments in general partnership interests:
15.03		$0	0.0%
15.04		$0	0.0%
15.05		$0	0.0%
16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?			Yes [ ] No [ X ]
	If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.
	1 Type (Residential, Commercial, Agricultural)	2	3
16.02	Commercial Loans	$22,997,906	1.4%
16.03	Agriculture Loans	$8,466,820	0.5%
16.04	Agriculture Loans	$6,771,959	0.4%
16.05	Agriculture Loans	$6,232,406	0.4%
16.06	Agriculture Loans	$3,209,321	0.2%
16.07	Agriculture Loans	$2,444,460	0.2%
16.08	Agriculture Loans	$1,641,737	0.1%
16.09	Agriculture Loans	$1,562,835	0.1%
16.10	Commercial Loans	$1,459,719	0.1%
16.11	Agriculture Loans	$1,332,150	0.1%

58

New England Life Insurance Company

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
		Loans
16.12	Construction loans	$0	0.0%
16.13	Mortgage loans over 90 days past due	$0	0.0%
16.14	Mortgage loans in the process of foreclosure	$0	0.0%
16.15	Mortgage loans foreclosed	$0	0.0%
16.16	Restructured mortgage loans	$0	0.0%
17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
	Loan to Value	Residential		Commercial		Agricultural
		1	2	3	4	5	6
17.01	above 95%	$0	0.0%	$0	0.0%	$0	0.0%
17.02	91 to 95%	$0	0.0%	$0	0.0%	$0	0.0%
17.03	81 to 90%	$0	0.0%	$0	0.0%	$0	0.0%
17.04	71 to 80%	$0	0.0%	$472,905	0.0%	$0	0.0%
17.05	below 70%	$0	0.0%	$26,701,059	1.7%	$35,545,032	2.2%
18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
18.01	Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
	Largest five investments in any one parcel or group of contiguous parcels of real estate.
	Description
	1	2	3
18.02		$0	0.0%
18.03		$0	0.0%
18.04		$0	0.0%
18.05		$0	0.0%
18.06		$0	0.0%
19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:
19.01	Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets?			Yes [ X ] No [ ]
	If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:	$0	0.0%
	Largest three investments held in mezzanine real estate loans:
19.03		$0	0.0%
19.04		$0	0.0%
19.05		$0	0.0%
20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:
		At Year End		At End of Each Quarter
				1st Quarter	2nd Quarter	3rd Quarter
		1	2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$0	0.0%	$0	$0	$0
20.02	Repurchase agreements	$0	0.0%	$0	$0	$0
20.03	Reverse repurchase agreements	$0	0.0%	$0	$0	$0
20.04	Dollar repurchase agreements	$0	0.0%	$0	$0	$0
20.05	Dollar reverse repurchase agreements	$0	0.0%	$0	$0	$0
21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:
		Owned		Written
		1	2	3	4
21.01	Hedging	$0	0.0%	$0	0.0%
21.02	Income generation	$0	0.0%	$0	0.0%
21.03	Other	$0	0.0%	$0	0.0%
22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:
		At Year End		At End of Each Quarter
				1st Quarter	2nd Quarter	3rd Quarter
		1	2	3	4	5
22.01	Hedging	$753,101	0.0%	$821,117	$781,165	$767,282
22.02	Income generation	$0	0.0%	$0	$0	$0
22.03	Replications	$0	0.0%	$0	$0	$0
22.04	Other	$0	0.0%	$0	$0	$0

59

New England Life Insurance Company

SCHEDULE 2

Supplemental Investment Risks Interrogatories — (continued)

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:
		At Year End		At End of Each Quarter
				1st Quarter	2nd Quarter	3rd Quarter
		1	2	3	4	5
23.01	Hedging	$0	0.0%	$0	$0	$0
23.02	Income generation	$0	0.0%	$0	$0	$0
23.03	Replications	$0	0.0%	$0	$0	$0
23.04	Other	$0	0.0%	$0	$0	$0

60

New England Life Insurance Company

SCHEDULE 3

Statutory Summary Investment Schedule

Annual Statement for the year 2021 of the New England Life Insurance Company

SUMMARY INVESTMENT SCHEDULE

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	1 Amount	2 Percentage of Column 1 Line 13	3 Amount	4 Securities Lending Reinvested Collateral Amount	5 Total (Col. 3 + 4) Amount	6 Percentage of Column 5 Line 13
1. Long-Term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	111,927,924	7.366	111,927,924	0	111,927,924	7.366
1.02 All Other Governments	0	0.000	0	0	0	0.000
1.03 U.S. States, Territories and Possessions, etc. Guaranteed	8,116,065	0.534	8,116,065	0	8,116,065	0.534
1.04 U.S. Political Subdivisions of States, Territories, and Possessions, Guaranteed	8,947,820	0.589	8,947,820	0	8,947,820	0.589
1.05 U.S. Special Revenue and Special Assessment Obligations, etc. Non-Guaranteed	63,409,202	4.173	63,409,202	0	63,409,202	4.173
1.06 Industrial and Miscellaneous	763,673,744	50.258	763,673,744	0	763,673,744	50.258
1.07 Hybrid Securities	0	0.000	0	0	0	0.000
1.08 Parent, Subsidiaries and Affiliates	0	0.000	0	0	0	0.000
1.09 SVO Identified Funds	0	0.000	0	0	0	0.000
1.10 Unaffiliated Bank Loans	0	0.000	0	0	0	0.000
1.11 Total Long-Term Bonds	956,074,755	62.920	956,074,755	0	956,074,755	62.920
2. Preferred Stocks (Schedule D, Part 2, Section 1):
2.01 Industrial and Miscellaneous (Unaffiliated)	0	0.000	0	0	0	0.000
2.02 Parent, Subsidiaries and Affiliates	0	0.000	0	0	0	0.000
2.03 Total Preferred Stocks	0	0.000	0	0	0	0.000
3. Common Stocks (Schedule D, Part 2, Section 2):
3.01 Industrial and Miscellaneous Publicly Traded (Unaffiliated)	0	0.000	0	0	0	0.000
3.02 Industrial and Miscellaneous Other (Unaffiliated)	0	0.000	0	0	0	0.000
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	0	0.000	0	0	0	0.000
3.04 Parent, Subsidiaries and Affiliates Other	0	0.000	0	0	0	0.000
3.05 Mutual Funds	0	0.000	0	0	0	0.000
3.06 Unit Investment Trusts	0	0.000	0	0	0	0.000
3.07 Closed-End Funds	0	0.000	0	0	0	0.000
3.08 Total Common Stocks	0	0.000	0	0	0	0.000
4. Mortgage Loans (Schedule B):
4.01 Farm Mortgages	35,545,032	2.339	35,545,032	0	35,545,032	2.339
4.02 Residential Mortgages	0	0.000	0	0	0	0.000
4.03 Commercial Mortgages	27,173,964	1.788	27,173,964	0	27,173,964	1.788
4.04 Mezzanine Real Estate Loans	0	0.000	0	0	0	0.000
4.05 Total Valuation Allowance	0	0.000	0	0	0	0.000
4.06 Total Mortgage Loans	62,718,996	4.128	62,718,996	0	62,718,996	4.128

61

New England Life Insurance Company

SCHEDULE 3

Statutory Summary Investment Schedule — (continued)

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	1 Amount	2 Percentage of Column 1 Line 13	3 Amount	4 Securities Lending Reinvested Collateral Amount	5 Total (Col. 3 + 4) Amount	6 Percentage of Column 5 Line 13
5. Real Estate (Schedule A):
5.01 Properties Occupied by Company	0	0.000	0	0	0	0.000
5.02 Properties Held for Production of Income	0	0.000	0	0	0	0.000
5.03 Properties Held for Sale	0	0.000	0	0	0	0.000
5.04 Total Real Estate	0	0.000	0	0	0	0.000
6. Cash, Cash Equivalents and Short-Term Investments:
6.01 Cash (Schedule E, Part 1)	80,042,377	5.268	80,042,377	0	80,042,377	5.268
6.02 Cash Equivalents (Schedule E, Part 2)	0	0.000	0	0	0	0.000
6.03 Short-Term Investments (Schedule DA)	0	0.000	0	0	0	0.000
6.04 Total Cash, Cash Equivalents and Short-Term Investments	80,042,377	5.268	80,042,377	0	80,042,377	5.268
7. Contract Loans	395,623,061	26.036	395,623,061	0	395,623,061	26.036
8. Derivatives (Schedule DB)	9,729,653	0.640	9,729,653	0	9,729,653	0.640
9. Other Invested Assets (Schedule BA)	14,752,107	0.971	14,752,107	0	14,752,107	0.971
10. Receivables for Securities	515,213	0.034	515,213	0	515,213	0.034
11. Securities Lending (Schedule DL, Part 1)	0	0.000	0	XXX	XXX	XXX
12. Other Invested Assets (Page 2, Line 11)	58,326	0.004	58,326	0	58,326	0.004
13. Total Invested Assets	1,519,514,488	100.000	1,519,514,488	0	1,519,514,488	100.000

62

New England Life Insurance Company

SCHEDULE 4

Reinsurance Contracts With Risk-Limiting Features

The Company had no reinsurance contracts entered on or after January 1, 1996, that are subject to Appendix A-791, Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual ("A-791"), that includes risk-limiting features, as described in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance ("SSAP 61R").

The Company had no reinsurance contracts entered on or after January 1, 1996, that are not subject to A-791, for which reinsurance accounting was applied and includes risk-limiting features, as described in SSAP 61R.

The Company had no reinsurance contracts entered into, renewed or amended reinsurance contracts on or after January 1, 1996, that contain features described below which result in delays in payment in form or in fact:

a.  Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

b.  Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

The Company did not have any contracts entered into, renewed or amended on or after January 1, 1996, not subject to A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP 61R.

The Company did not cede any risk during the period ended December 31, 2021 which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract entered into, renewed or amended on or after January 1, 1996, and either:

a.  Accounted for that contract as reinsurance under NAIC SAP and as a deposit under GAAP; or

b.  Accounted for that contract as reinsurance under GAAP and as a deposit under NAIC SAP.

63

PART II
UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.
RULE 484 UNDERTAKING
Pursuant to applicable provisions of New England Life Insurance Company's by-laws or internal corporate policies adopted by New England Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC's distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
REPRESENTATIONS
New England Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium adjustable variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by New England Life Insurance Company.
CONTENTS OF REGISTRATION STATEMENT
This Registration Statement comprises the following papers and documents:
The facing sheet.
A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.
The prospectuses and supplements consisting of 3,978 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.
Representations.
The signatures.
Written consents of the following persons:
Marie C. Swift, Esq. (see Exhibit 3(ii) below)
James J. Reilly, Jr., F.S.A., M.A.A.A. (see Exhibit 3(i) below)
Independent Registered Public Accounting Firm (see Exhibit 11(i) below)

Independent Auditor (see Exhibit 11(ii) below)
The following exhibits:
1.A.	(1)			January 31, 1983 resolution of the Board of Directors of NEVLICO. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-66864, filed February 25, 1998.)

	(2)			None.

	(3)	(a)		Distribution Agreement between NEVLICO and NELESCO. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)

		(b)	(i)	Form of Contract between NELICO and its General Agents. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-66864, filed February 25, 1998.)

			(ii)	Form of Contract between NELICO and its Agents. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)

		(c)		Commission Schedule for Policies. (Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed August 18, 2000.)

		(d)		Form of contract among NES, NELICO and other broker dealers. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form S-6, File No. 333-21767, filed July 16, 1997.

		(e)		Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 23, 2013.)

		(f)		Principal Underwriting Agreement between NELICO and MetLife Investors Distribution Company dated April 28, 2014. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 22, 2014.)

		(g)		Principal Underwriting and Distribution Agreement among NELICO and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)

		(h)		Form of Brighthouse Securities, LLC Sales Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 25, 2018.)

	(4)			None.

	(5)	(a)		Specimen of Policy. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed April 24, 1998.)

	(b)		Additional Specimen of Policy. (Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed August 18, 2000.)

	(c)		Riders and Endorsements. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed April 24, 1998.)

	(d)		Rider: Waiver of Monthly Deduction. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form S-6, File No. 333-46401, filed July 9, 1998.)

	(e)		Temporary Term Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed January 20, 1999.)

	(f)		Exclusion from Benefits Riders. (Incorporated herein by reference to the Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed April 27, 1999.)

	(g)		Endorsement- Unisex rates. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-66864, filed February 25, 1998.)

	(h)		Extended Maturity Rider. (Incorporated herein by reference to the Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed February 29, 2000.)

		(i)	Additional Extended Maturity Endorsement, Level Term Rider and Change Endorsement. (Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed August 18, 2000.)

(6)	(a)		Amended and Restated Articles of Organization of NELICO. (Incorporated herein by reference to the Registrant’s Registration Statement on Form S-6, File No. 333-21767, filed February 13, 1997.)

	(b)		Amendments to Amended and Restated Articles of Organization. (Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form S-6, File No. 033-65263, filed February 24, 1999.)

	(c)		Amended and Restated By-Laws of NELICO. (Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form S-6, File No. 333-21767, filed April 25, 2001.)

	(d)		Amended and Restated By-Laws of NELICO (effective July 11, 2019). (Filed herewith.)

(7)			None.

(8)			None.

(9)			None.

	(10)	(a)	Specimens of Application for Policy. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed April 24, 1998.)

		(b)	Additional Application for Policy. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed January 20, 1999.)

2.			See Exhibit 3(i).

3.	(i)		Opinion and Consent of James J. Reilly, Jr., F.S.A., M.A.A.A. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement Form S-6, File No. 033-88082, filed April 29, 2002.)

	(ii)		Opinion and Consent of Marie C. Swift, Esquire. (Incorporated herein by reference to the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed April 30, 2004.)

4.			None.

5.			Inapplicable.

6.			Inapplicable.

7.			Powers of Attorney for Tara Figard, Lindsey M Cox, Rachel M. D’Anna, Meghan Doscher, Lynn A. Dumais, Gianna H. Figaro-Sterling, Jeffrey P. Halperin, Donald A. Leintz and Kristine Toscano. (Filed herewith.)

8.			Notice of Withdrawal Right for Policies. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed June 22, 1995.)

9.			Inapplicable.

10.			Inapplicable.

11.	(i)		Consent of Independent Registered Public Accounting Firm. (Filed herewith.)

	(ii)		Consent of Independent Auditor. (Filed herewith.)

12.			Schedule for computation of performance quotations. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)

13.	(i)		Consolidated memorandum describing certain procedures, filed pursuant to Rule 6e-2(b)(12)(ii) and Rule 6e-3(T)(b)(12)(iii). (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-6, File No. 333-73676, filed April 19, 2007.)

	(ii)		Second Addendum to Consolidated Memorandum. (Incorporated herein by reference to the Post-Effective Amendment No.10 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 26, 1999.)

14.	(i)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form S-6, File No. 033-52050, filed April 24, 1998.)

	(ii)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed June 22, 1995.)

	(iii)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Variable Life Insurance Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed June 22, 1995.)

	(iv)	Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form S-6, File No. 033-88082, filed November 9, 2000.)

	(v)	Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Life Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form S-6, File No. 333-89409, filed February 26, 2001.)

	(vi)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Life Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form S-6, File No. 333-89409, filed February 26, 2001.)

	(vii)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and New England Life Insurance Company. (Incorporated herein by reference to the Registrant’s Registration Statement on Form S-6, File No. 333-73676, filed November 19, 2001.)

	(viii)	Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form S-6, File No. 333-89409, filed July 20, 2001.)

	(ix)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (8/31/07). (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-6, File No. 333-73676, filed April 22, 2008.)

	(x)	First Amendment to the Participation Agreement with Met Investors Series Trust. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-6, File No. 333-46401, filed April 23, 2009.)

	(xi)	Amendment to Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Co. dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-6, File No. 333-46401, filed April 22, 2011.)

(xii)	Summary Prospectus Agreement between Fidelity Distributors Corporation and New England Life Insurance Co. dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-6, File No. 333-46401, filed April 22, 2011.)

(xiii)	Amendments to the Participation Agreements with Met Investors Series Trust and Metropolitan Series Fund, Inc. (4-30-2010). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 25, 2012.)

(xiv)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and NELICO as of June 1, 2015. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)

(xv)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and NELICO (effective March 6, 2017). (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)

(xvi)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and NELICO (effective March 6, 2017). (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)

(xvii)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and New England Life Insurance Company (effective 03-06-17). (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-6, File No. 333-103193, filed April 25, 2018.)

(xviii)	Amendment No. 4 to Fund Participation Agreement among American Funds Insurance Series, American Funds Distributors, Inc., Capital Research and Management Company and New England Life Insurance Company (effective 08-17-21). (Filed herewith.)

(xix)	Amendment to Participation Agreement among New England Life Insurance Company, Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC (effective 01-01-21). (Filed herewith.)

(xx)	Amendment to Participation Agreement among New England Life Insurance Company, Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC (effective 01-01-21). (Filed herewith.)

(xxi)	Amendment to Participation Agreement among New England Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC (effective 03-01-21). (Filed herewith.)

Signatures
Pursuant to the requirements of the Securities Act of 1933, the Registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Charlotte, and the State of North Carolina, on the 18th day of April, 2022.
New England Variable Life Separate Account
(Registrant)
By:	New England Life Insurance Company
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran Vice President
Attest:
/s/	James Hoffman

James Hoffman
Vice President
New England Life Insurance Company
(Depositor)
By:	/s/ Kevin Finneran
Kevin Finneran Vice President
Attest:
/s/	James Hoffman

James Hoffman
Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 22, 2022.
/s/ Tara Figard* Tara Figard	Chairman of the Board, President, Chief Executive Officer and a Director

/s/ Lindsey M. Cox* Lindsey M. Cox	Director

/s/ Rachel M. D’Anna* Rachel M. D’Anna	Director and Vice President

/s/ Meghan Doscher* Meghan Doscher	Director and Vice President

/s/ Lynn A. Dumais* Lynn A. Dumais	Director and Vice President

/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro-Sterling	Vice President and Chief Financial Officer

/s/ Jeffrey P. Halperin* Jeffrey P. Halperin	Director, Vice President and Chief Compliance Officer

/s/ Donald A. Leintz* Donald A. Leintz	Director and Vice President

/s/ Kristine Toscano* Kristine Toscano	Vice President (principal accounting officer)

By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 22, 2022
* New England Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

EXHIBIT INDEX
Exhibit
Number
Title
1.A. (6)(d)	Amended and Restated By-Laws of NELICO
7.	Powers of Attorney
11. (i)	Consent of Independent Registered Public Accounting Firm
11. (ii)	Consent of Independent Auditor
14. (xviii)	Amendment to American Funds Insurance Series Participation Agreement
14. (xix)	Amendment to Brighthouse Funds Trust I Participation Agreement
14. (xx)	Amendment to Brighthouse Funds Trust II Participation Agreement
14. (xxi)	Amendment to Variable Insurance Products Fund I, II, III, IV and V Participation Agreement